UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number     811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

The Timothy Plan

1055 Maitland Center Commons

Maitland, FL 32751

(Address of principal executive offices)(Zip code)

William Murphy

Unified Fund Services, Inc.

2960 N. Meridian St, Ste 300.

Indianapolis, IN 46208

(Name and address of agent for service)

Registrant’s telephone number, including area code:     800-846-7526

Date of fiscal year end:     12/31

Date of reporting period:     06/30/2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Registrant’s audited annual financial reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:

SEMI-ANNUAL REPORT

JUNE 30, 2008-(Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS:

Small Cap Value Fund Large/Mid Cap Value Fund Fixed Income Fund Aggressive Growth Fund Large/Mid Cap Growth Fund	Strategic Growth Fund Conservative Growth Fund Money Market Fund High Yield Bond Fund International Fund

LETTER FROM THE PRESIDENT

June 30, 2008

ARTHUR D. ALLY

Dear Shareholder:

To say that the first half of 2008 has been an investment performance roller coaster would be a dramatic understatement. We witnessed a very negative first quarter (January – March) followed by two very positive months (April and May) which brought nearly all our funds either back into positive territory year-to-date or very close to it. Of course, that was followed by another very negative month (June).

The question most of you probably have is, “What is causing all this volatility and when, if ever, will it end?” After consulting with our various money managers, I would like to share their view and perspective on the main culprits:

•	Oil Prices.

•	Although the impact has spread throughout our economy, our managers believe these price levels are unsustainable and that we should see prices come down before this year is over.

•	Sub-Prime Mortgages.

•

While this problem is far from over, they believe financial stocks have become too cheap and have yet to reflect the benefits of lower interest rates. It generally takes 12 to 18 months for rate cuts to reflect their positive impact and financial stocks (in particular) normally begin to move up in price 6 months in advance of that impact.

•	Weak U.S. Dollar.

•	Granted, we have not yet seen the positive impact this typically has had on our economy due to increased exports, nevertheless, our managers expect to see this happen in the reasonably near future.

Although our managers believe the markets will remain choppy near-term as a result of the above issues, they fully expect the bias will be upward between now and year-end. Of course, there is no guarantee that this will be the case, but the overall strength of our economy along with historically low interest rates and unemployment rates gives us a lot of confidence.

Regardless of the economic issues, we remain steadfast in our mission to provide a family of competitive mutual fund investment vehicles while continuing to honor our commitment to morally responsible investing.

Thank you for joining us in this endeavor and for being part of the Timothy Plan family.

Sincerely,

/s/ Arthur D. Ally,
Arthur D. Ally,
President

Letter From The President [1]

FUND PROFILE

June 30, 2008

TIMOTHY PLAN SMALL CAP VALUE FUND

FUND PROFILE (unaudited):

Top Ten Holdings (% of Net Assets)		Industries (% of Net Assets)
Timothy Money Market Fund	8.98%	Industrials	22.65%
NATCO Group, Inc.	2.54%	Financials	22.01%
Diamond Foods, Inc.	2.52%	Energy	16.74%
Northwest Pipe Co.	2.46%	Consumer Discretionary	11.49%
Marcus Corp.	2.39%	Short-Term Investments	8.98%
Markwest Energy Partners LP	2.37%	Information Technology	8.84%
OceanFreight, Inc.	2.37%	Consumer Staples	6.08%
A.O. Smith Corp.	2.37%	Health Care	2.30%
Matrix Service Co.	2.34%	Utilities	2.30%
Arlington Tankers, Ltd.	2.33%	Materials	2.23%

	30.67%	Liabilities in Excess of Other Assets	(3.62)%

			100.00%

EXPENSE EXAMPLE (unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2008, through June 30, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [2]

FUND PROFILE

June 30, 2008

TIMOTHY PLAN SMALL CAP VALUE FUND

Hypothetical example for comparison purposes (unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008	Expenses Paid During Period* 1/1/2008 through 6/30/2008
Actual - Class A	$1,000.00	$950.26	$6.86

Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,017.83	$7.10

Actual - Class B	$1,000.00	$946.25	$10.48

Hypothetical - Class B (5% return before expenses)	$1,000.00	$1,014.09	$10.85

Actual - Class C	$1,000.00	$946.61	$10.48

Hypothetical - Class C (5% return before expenses)	$1,000.00	$1,014.10	$10.84

*	Expenses are equal to the Fund’s annualized expense ratio of 1.41% for Class A, 2.17% for Class B, and 2.17% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/366 days (to reflect the partial year period.) The Fund’s ending account value on the first line of each share class in the table is based on its actual total return of (4.97)% for Class A, (5.38)% for Class B, and (5.34)% for Class C for the six-month period of January 1, 2008, to June 30, 2008.

Timothy Plan Top Ten Holdings / Industries [3]

SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2008 - (Unaudited)

COMMON STOCKS - 81.02%

number of shares		market value
	AEROSPACE/DEFENSE - 4.32%
41,500	Moog, Inc. - Class A *	$1,545,460
32,000	Teledyne Technologies, Inc. *	1,561,280

		3,106,740

	BUILDING & CONSTRUCTION - MISCELLANEOUS - 2.13%
35,000	Layne Christensen Co. *	1,532,650

	COMMERCIAL BANKS - CENTRAL U.S. - 1.11%
50,026	Texas Capital Bancshares, Inc. *	800,416

	COMMERCIAL BANKS - EASTERN U.S. - 0.88%
47,600	National Penn Bancshares, Inc.	632,128

	COMMERCIAL BANKS - SOUTHERN US - 1.07%
33,600	United Bankshares, Inc.	771,120

	COMMERCIAL BANKS - WESTERN US - 3.24%
67,700	Nara Bancorp, Inc.	726,421
33,285	SVB Financial Group *	1,601,341

		2,327,762

	COMPUTER SERVICES - 2.20%
75,400	SI International, Inc. *	1,578,876

	CONSUMER PRODUCTS - MISCELLANEOUS - 2.22%
46,600	Tupperware Brands Corp.	1,594,652

	COSMETICS & TOILETRIES - 1.24%
33,900	Alberto-Culver Co.	890,553

	DIVERSIFIED MANUFACTURING OPERATIONS - 2.37%
51,800	A.O. Smith Corp.	1,700,594

	ELECTRIC UTILITIES - 2.30%
70,900	Cleco Corp.	1,654,097

	ELECTRONIC COMPONENTS - MISCELLANEOUS - 2.25%
99,200	Benchmark Electronics, Inc. *	1,620,928

	ENTERPRISE SOFTWARE/SERVICES - 2.27%
33,900	ManTech International Corp. - Class A *	1,631,268

	FINANCE - INVESTMENT BANKER/BROKER - 2.21%
46,200	Stifel Financial Corp. *	1,588,818

	FOOD - MISCELLANEOUS/DIVERSIFIED - 4.84%
78,700	Diamond Foods, Inc.	1,813,248
60,702	J & J Snack Foods Corp.	1,663,842

		3,477,090

The accompanying notes are an integral part of these financial statements.

The Timothy Small Cap Value Fund [4]

SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2008 - (Unaudited)

COMMON STOCKS - 81.02% (continued)

number of shares		market value
	HOTELS & MOTELS - 4.71%
114,900	Marcus Corp.	$1,717,755
38,400	Orient-Express Hotels, Ltd. - Class A	1,668,096

		3,385,851

	INDUSTRIAL AUTOMATION/ROBOTICS - 2.22%
51,600	Hurco Companies, Inc. *	1,593,924

	INTIMATE APPAREL - 2.27%
37,000	The Warnaco Group, Inc. *	1,630,590

	MACHINERY - GENERAL INDUSTRY - 2.25%
36,900	The Middleby Corp. *	1,620,279

	MEDICAL - OUTPATIENT/HOME MEDICINE - 2.30%
86,900	Gentiva Health Care Services, Inc. *	1,655,445

	METAL PROCESSORS & FABRICATORS - 2.28%
31,900	Kaydon Corp.	1,639,979

	NON-FERROUS METALS - 2.23%
45,000	RTI International Metals, Inc. *	1,602,900

	OFFICE FURNISHINGS - ORIGINAL - 2.26%
133,600	Knoll, Inc.	1,623,240

	OIL COMPANY - EXPLORATION & PRODUCTION - 1.28%
12,200	Penn Virginia Corp.	920,124

	OIL FIELD MACHINERY & EQUIPMENT - 2.54%
33,500	NATCO Group, Inc. *	1,826,755

	OIL - FIELD SERVICES - 3.60%
73,000	Matrix Services Co. *	1,683,380
14,300	Oil States International, Inc. *	907,192

		2,590,572

	OIL & GAS DRILLING - 2.32%
37,050	Atlas America, Inc.	1,669,102

	PROPERTY/CASUALTY INSURANCE - 2.29%
113,500	SeaBright Insurance Holdings *	1,643,480

	REINSURANCE - 2.25%
61,000	IPC Holdings, Ltd.	1,619,550

	RETAIL - APPAREL/SHOES - 2.30%
52,700	Aeropostale, Inc. *	1,651,091

	SEMICONDUCTOR EQUIPMENT - 2.12%
69,700	MKS Instruments, Inc. *	1,526,430

	STEEL PIPE & TUBE - 2.46%
31,700	Northwest Pipe Co. *	1,768,860

The accompanying notes are an integral part of these financial statements.

The Timothy Small Cap Value Fund [5]

SMALL CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2008 - (Unaudited)

COMMON STOCKS - 81.02% (continued)

number of shares		market value
	TRANSPORT - MARINE - 4.69%
72,100	Arlington Tankers, Ltd.	$1,674,162
73,400	OceanFreight, Inc.	1,700,678

		3,374,840

	Total Common Stocks (cost $58,438,258)	58,250,704

MASTER LIMITED PARTNERSHIPS - 4.66%
number of shares		market value
47,700	MarkWest Energy Partners LP	$1,702,890
71,490	Targa Resource Partners LP	1,647,845

	Total Master Limited Partnerships (cost $1,751,315)	3,350,735

REITs - 8.96%
number of shares		market value
	DIVERSIFIED - 2.26%
119,400	Lexington Realty Trust	$1,627,422

	MANUFACTURED HOMES - 2.25%
36,800	Equity Lifestyle Properties, Inc.	1,619,200

	PAPER & RELATED PRODUCTS - 2.23%
35,500	Potlatch Corp.	1,601,760

	WAREHOUSE/INDUSTRIAL - 2.22%
192,700	DCT Industrial Trust, Inc.	1,595,556

	Total REITs (cost $7,110,583)	6,443,938
SHORT TERM INVESTMENTS - 8.98%
number of shares		market value
6,459,375	Timothy Plan Money Market Fund, 1.53% (A) (B)	$6,459,375

	Total Short Term Investments (cost $6,459,375)	6,459,375

	TOTAL INVESTMENTS (cost $73,759,531) - 103.62%	$74,504,752

	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.62)%	(2,603,195)

	NET ASSETS - 100.00%	$71,901,557

*	Non-income producing securities.
(A)	Variable rate security; the rate shown represents the yield at June 30, 2008.
(B)	Affiliated fund.

The accompanying notes are an integral part of these financial statements.

The Timothy Small Cap Value Fund [6]

SMALL CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2008 - (Unaudited)

ASSETS

amount
Investments in Unaffiliated Securities at Value (cost $67,300,156) [NOTE 1]	$68,045,377
Investments in Affiliated Securities at Value (cost $6,459,375) [NOTE 1]	6,459,375
Receivables for:
Fund Shares Sold	232,682
Interest	8,624
Dividends	59,224
Prepaid Expenses	15,505

Total Assets	$74,820,787

LIABILITIES

amount
Payable for Investments Purchased	$2,709,205
Payable for Fund Shares Redeemed	100,879
Accrued Advisory Fees	52,410
Accrued 12b-1 Fees Class A	12,817
Accrued 12b-1 Fees Class B	5,505
Accrued 12b-1 Fees Class C	4,886
Accrued Expenses	33,528

Total Liabilities	$2,919,230

NET ASSETS

amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 4,755,034 shares outstanding)	$59,947,406
Net Asset Value and Redemption Price Per Class A Share ($59,947,406 / 4,755,034 shares)	$12.61
Offering Price Per Share ($12.61 / 0.945)	$13.34
Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 573,646 shares outstanding)	$6,360,289
Net Asset Value and Offering Price Per Class B Share ($6,360,289 / 573,646 shares)	$11.09
Minimum Redemption Price Per Class B Share ($11.09 * 0.98)	$10.87
Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 500,823 shares outstanding)	$5,593,862
Net Asset Value and Offering Price Per Class C Share ($5,593,862 / 500,823 shares)	$11.17
Minimum Redemption Price Per Share ($11.17 * 0.99)	$11.06

Net Assets	$71,901,557

SOURCES OF NET ASSETS

amount
At June 30, 2008, Net Assets Consisted of:
Paid-in Capital	$73,445,512
Accumulated Undistributed Net Investment Income (Loss)	65,585
Accumulated Undistributed Net Realized Gain (Loss) on Investments	(2,354,761)
Net Unrealized Appreciation (Depreciation) in Value of Investments	745,221

Net Assets	$71,901,557

The accompanying notes are an integral part of these financial statements.

The Timothy Small Cap Value Fund [7]

SMALL CAP VALUE FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 - (Unaudited)

INVESTMENT INCOME

amount
Interest on Affiliated Investments	$60,080
Dividends	562,826

Total Investment Income	622,906

EXPENSES

amount
Investment Advisory Fees [NOTE 3]	306,770
12b-1 Fees (Class A = $74,583, Class B = $33,658, Class C = $28,916) [NOTE 3]	137,157
Fund Accounting, Transfer Agency, & Administration Fees	61,299
Registration Fees	14,919
Custodian Fees	8,951
Audit Fees	7,096
Miscellaneous Expense	6,567
Printing Expense	4,913
CCO Fees	3,131
Trustee Fees	2,785
Insurance Expense	2,133
Legal Expense	1,600

Total Net Expenses	557,321

Net Investment Income (Loss)	65,585

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

amount
Capital Gain Dividends from REIT’s	62,842
Net Realized Gain (Loss) on Unaffiliated Investments	(2,387,008)
Change in Unrealized Appreciation/Depreciation of Investments	(1,625,354)

Net Realized and Unrealized Gain (Loss) on Investments	(3,949,520)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(3,883,935)

The accompanying notes are an integral part of these financial statements.

The Timothy Small Cap Value Fund [8]

SMALL CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	six months ended 6/30/08 (unaudited)	year ended 12/31/07
Operations:
Net Investment Income (Loss)	$65,585	$78,768
Capital Gain Dividends from REIT’s	62,842	168,117
Net Realized Gain (Loss) on Investments	(2,387,008)	10,221,870
Net Change in Unrealized Appreciation/Depreciation of Investments	(1,625,354)	(7,505,450)

Net Increase (Decrease) in Net Assets (resulting from operations)	(3,883,935)	2,963,305

Distributions to Shareholders From:
Net Investment Income:
Class A	—	(121,858)
Class B	—	—
Class C	—	—
Net Capital Gains:
Class A	—	(8,305,482)
Class B	—	(1,106,005)
Class C	—	(932,321)

Total Distributions	—	(10,465,666)

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	6,017,598 *	18,486,727 **
Class B	9,704	62,488
Class C	512,387	3,383,795
Dividends Reinvested:
Class A	—	8,131,543
Class B	—	1,032,903
Class C	—	868,022
Cost of Shares Redeemed:
Class A	(5,432,612)	(24,191,844)
Class B	(635,839)*	(4,906,273)**
Class C	(921,941)	(1,029,804)

Net Increase (Decrease) in Net Assets (resulting from capital share transactions)	(450,703)	1,837,557

Total Increase (Decrease) in Net Assets	(4,334,638)	(5,664,804)

Net Assets:
Beginning of period	76,236,195	81,900,999

End of period	$71,901,557	$76,236,195

Accumulated Undistributed Net Investment Income	$65,585	$—

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	471,751 *	1,172,591 **
Class B	842	4,292
Class C	45,345	236,102
Shares Reinvested:
Class A	—	622,152
Class B	—	89,506
Class C	—	74,699
Shares Redeemed:
Class A	(427,769)	(1,508,848)
Class B	(56,298)*	(335,637)**
Class C	(81,771)	(72,154)

Net Increase (Decrease) in Number of Shares Outstanding	(47,900)	282,703

*	Includes automatic conversion of Class B shares ($54,856 representing 4,594 shares) to Class A shares ($54,856 representing 4,042 shares).
**	Includes automatic conversion of Class B shares ($3,722,878 representing 252,808 shares) to Class A shares ($3,722,878 representing 227,751 shares).

The accompanying notes are an integral part of these financial statements.

The Timothy Small Cap Value Fund [9]

SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

SMALL CAP VALUE FUND - CLASS A SHARES

six months ended 6/30/08 (unaudited)	year ended 12/31/07	year ended 12/31/06	year ended 12/31/05	year ended 12/31/04	year ended 12/31/03
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$13.27	$14.94	$15.27	$15.59	$15.45	$11.13

Income from Investment Operations:
Net Investment Income (Loss)	0.02	0.04	0.22	0.01	(A)	(0.04	)(A)	(0.07	)(A)
Net Realized and Unrealized Gain (Loss) on Investments	(0.68)	0.36	2.77	(0.17)	1.83	4.39

Total from Investment Operations	(0.66)	0.40	2.99	(0.16)	1.79	4.32

Less Distributions:
Dividends from Realized Gains	—	(2.04)	(3.10)	(0.16)	(1.65)	—
Dividends from Net Investment Income	—	(0.03)	(0.22)	—	—	—

Total Distributions	—	(2.07)	(3.32)	(0.16)	(1.65)	—

Net Asset Value at End of Period	$12.61	$13.27	$14.94	$15.27	$15.59	$15.45

Total Return (B)(C)	(4.97	)%(D)	2.87%	19.69%	(1.01)%	11.60%	38.81%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$59,947	$62,525	$66,097	$49,008	$42,542	$34,185

Ratio of Expenses to Average Net Assets:

Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.41	%(E)	1.44%	1.52%	1.56%	1.48%	1.71%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.41	%(E)	1.44%	1.52%	1.56%	1.48%	1.71%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	0.31	%(E)	0.24%	1.39%	0.05%	(0.30)%	(0.55)%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	0.31	%(E)	0.24%	1.39%	0.05%	(0.30)%	(0.55)%

Portfolio Turnover	46.03%	59.84%	148.02%	44.24%	57.59%	47.99%

(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(D)	For periods of less than one full year, total return is not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

The Timothy Small Cap Value Fund [10]

SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

SMALL CAP VALUE FUND - CLASS B SHARES

	six months ended 6/30/08 (unaudited)		year ended 12/31/07	year ended 12/31/06	year ended 12/31/05		year ended 12/31/04		year ended 12/31/03
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$11.72		$13.49	$14.09	$14.51		$14.59		$10.59

Income from Investment Operations:
Net Investment Income (Loss)	(0.03)		(0.08)	0.14	(0.10	)(A)	(0.15	)(A)	(0.16	)(A)
Net Realized and Unrealized Gain (Loss) on Investments	(0.60)		0.35	2.50	(0.16)		1.72		4.16

Total from Investment Operations	(0.63)		0.27	2.64	(0.26)		1.57		4.00

Less Distributions:
Dividends from Realized Gains	—		(2.04)	(3.10)	(0.16)		(1.65)		—
Dividends from Net Investment Income	—		—	(0.14)	—		—		—
Total Distributions	—		(2.04)	(3.24)	(0.16)		(1.65)		—

Net Asset Value at End of Period	$11.09		$11.72	$13.49	$14.09		$14.51		$14.59

Total Return (B)(C)	(5.38	)%(D)	2.22%	18.82%	(1.77)%		10.78%		37.77%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$6,360		$7,370	$11,750	$16,072		$19,306		$18,738

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.17	%(E)	2.19%	2.27%	2.31%		2.23%		2.47%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.17	%(E)	2.19%	2.27%	2.31%		2.23%		2.47%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.44	)%(E)	(0.57)%	0.69%	(0.70)%		(1.05)%		(1.39)%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.44	)%(E)	(0.57)%	0.69%	(0.70)%		(1.05)%		(1.39)%

Portfolio Turnover	46.03%		59.84%	148.02%	44.24%		57.59%		47.99%

(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect redemption fee.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(D)	For periods of less than one full year, total return is not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

The Timothy Small Cap Value Fund [11]

SMALL CAP VALUE FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

SMALL CAP VALUE FUND - CLASS C SHARES

	six months ended 6/30/08 (unaudited)		year ended 12/31/07	year ended 12/31/06	year ended 12/31/05		period ended 12/31/04 (A)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$11.80		$13.58	$14.12	$14.55		$15.00

Income from Investment Operations:
Net Investment Income (Loss)	(0.03)		(0.05)	0.09	(0.10	)(B)	(0.05	)(B)
Net Realized and Unrealized Gain (Loss) on Investments	(0.60)		0.31	2.56	(0.17)		1.25

Total from Investment Operations	(0.63)		0.26	2.65	(0.27)		1.20

Less Distributions:
Dividends from Realized Gains	—		(2.04)	(3.10)	(0.16)		(1.65)
Dividends from Net Investment Income	—		—	(0.09)	—		—

Total Distributions	—		(2.04)	(3.19)	(0.16)		(1.65)

Net Asset Value at End of Period	$11.17		$11.80	$13.58	$14.12		$14.55

Total Return (C)(D)	(5.34	)%(E)	2.13%	18.80%	(1.84)%		8.02	%(E)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$5,594		$6,341	$4,054	$2,258		$1,442

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.17	%(F)	2.19%	2.27%	2.31%		2.23	%(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.17	%(F)	2.19%	2.27%	2.31%		2.23	%(F)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.44	)%(F)	(0.47)%	0.61%	(0.70)%		(1.05	)%(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.44	)%(F)	(0.47)%	0.61%	(0.70)%		(1.05	)%(F)

Portfolio Turnover	46.03%		59.84%	148.02%	44.24%		57.59%

(A)	For the period February 3, 2004 (Commencement of Operations) to December 31, 2004.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

The Timothy Small Cap Value Fund [12]

FUND PROFILE

June 30, 2008

TIMOTHY PLAN LARGE / MID CAP VALUE FUND

FUND PROFILE (unaudited):

Top Ten Holdings (% of Net Assets)		Industries (% of Net Assets)
Timothy Money Market Fund	4.50%	Financials	25.47%
Flowserve Corp.	2.51%	Energy	15.43%
Murphy Oil Corp.	2.41%	Information Technology	13.95%
Occidental Petroleum Corp.	2.39%	Industrials	12.57%
Apache Corp.	2.35%	Health Care	9.34%
McDermott International, Inc.	2.25%	Utilities	6.22%
Dominion Resources, Inc.	2.24%	Materials	5.89%
Foster Wheeler, Ltd.	2.21%	Consumer Discretionary	5.07%
Genzyme Corp.	2.19%	Short-Term Investments	4.50%
Eaton Vance Corp.	2.19%	Consumer Staples	3.68%

	25.24%	Liabilities in Excess of Other Assets	(2.12)%

			100.00%

EXPENSE EXAMPLE (unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2008, through June 30, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [13]

FUND PROFILE

June 30, 2008

TIMOTHY PLAN LARGE / MID CAP VALUE FUND

Hypothetical example for comparison purposes (unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008	Expenses Paid During Period* 1/1/2008 through 6/30/2008
Actual - Class A	$1,000.00	$911.50	$6.62

Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,017.93	$6.99

Actual - Class B	$1,000.00	$908.20	$10.19

Hypothetical - Class B (5% return before expenses)	$1,000.00	$1,014.19	$10.75

Actual - Class C	$1,000.00	$908.01	$10.17

Hypothetical - Class C (5% return before expenses)	$1,000.00	$1,014.21	$10.73

*	Expenses are equal to the Fund’s annualized expense ratio of 1.39% for Class A, 2.15% for Class B, and 2.14% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/366 days (to reflect the partial year period.) The Fund’s ending account value on the first line of each share class in the table is based on its actual total return of (8.85)% for Class A, (9.18)% for Class B, and (9.20)% for Class C for the six-month period of January 1, 2008, to June 30, 2008.

Timothy Plan Top Ten Holdings / Industries [14]

LARGE / MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2008 - (Unaudited)

COMMON STOCKS - 90.09%

number of shares		market value
	AEROSPACE/DEFENSE - 1.81%
47,300	Rockwell Collins, Inc.	$2,268,508

	AGRICULTURAL CHEMICALS - 1.94%
15,900	CF Industries Holdings, Inc.	2,429,520

	APPAREL MANUFACTURERS - 2.07%
36,300	VF Corp.	2,583,834

	AUTO/TRUCK PARTS & EQUIPMENT - ORIGINAL - 2.00%
56,200	BorgWarner, Inc.	2,494,156

	BEVERAGES - NON-ALCOHOLIC - 1.77%
105,300	Dr Pepper Snapple Group, Inc. *	2,209,194

	CABLE TV - 1.01%
47,700	Time Warner Cable, Inc. - Class A *	1,263,096

	COMMERCIAL SERVICES - FINANCE - 1.93%
108,400	Total System Services, Inc.	2,408,648

	COMPUTERS - INTEGRATED SYSTEMS - 1.97%
114,000	Jack Henry & Associates, Inc.	2,466,960

	COSMETICS & TOILETRIES - 1.92%
34,700	Colgate-Palmolive Co.	2,397,770

	DIVERSIFIED MANUFACTURING OPERATIONS - 1.86%
59,000	Cooper Industries, Ltd. - Class A	2,330,500

	ELECTRIC PRODUCTS - MISCELLANEOUS - 1.93%
48,700	Emerson Electric Co.	2,408,215

	ELECTRIC - INTEGRATED - 6.22%
29,800	Constellation Energy Group, Inc.	2,446,580
58,900	Dominion Resources, Inc.	2,797,161
72,700	Southern Co.	2,538,684

		7,782,425

	ELECTRONIC COMPONENTS - SEMICONDUCTORS - 2.04%
41,500	MEMC Electronic Materials, Inc. *	2,553,910

	ENGINEERING/R&D SERVICES - 4.45%
37,700	Foster Wheeler, Ltd. *	2,757,755
45,400	McDermott International, Inc. *	2,809,806

		5,567,561

	ENTERPRISE SOFTWARE/SERVICES - 2.08%
72,300	BMC Software, Inc. *	2,602,800

	FINANCE - INVESTMENT BANKER/BROKER - 1.95%
71,500	Lazard, Ltd. - Class A	2,441,725

	INSURANCE BROKERS - 1.84%
73,300	Willis Group Holdings, Ltd.	2,299,421

The accompanying notes are an integral part of these financial statements.

The Timothy Large/Mid Cap Value Fund [15]

LARGE / MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2008 - (Unaudited)

COMMON STOCKS - 90.09% (continued)

number of shares		market value
	INTERNET INFRASTRUCTURE SOFTWARE - 2.01%
72,300	Akamai Technologies, Inc. *	$2,515,317

	INVESTMENT MANAGEMENT/ADVISORY SERVICES - 7.90%
13,000	BlackRock, Inc.	2,301,000
68,800	Eaton Vance Corp.	2,735,488
26,000	Franklin Resources, Inc.	2,382,900
102,300	Invesco, Ltd.	2,453,154

		9,872,542

	MACHINERY - PUMPS - 2.51%
23,000	Flowserve Corp.	3,144,100

	MEDICAL LABS & TESTING SERVICES - 0.99%
17,800	Laboratory Corp. of America Holdings *	1,239,414

	MEDICAL PRODUCTS - 4.13%
56,000	Covidien, Ltd.	2,681,840
36,500	Zimmer Holdings, Inc. *	2,483,825

		5,165,665

	MEDICAL - BIOMEDICAL/GENETICS - 2.19%
38,000	Genzyme Corp. *	2,736,760

	MEDICAL - WHOLESALE DRUG DISTRIBUTION - 2.03%
49,100	Cardinal Health, Inc.	2,532,578

	METAL - DIVERSIFIED - 2.04%
21,800	Freeport-McMoRan Copper & Gold, Inc.	2,554,742

	MULTI-LINE INSURANCE - 1.89%
43,000	ACE, Ltd.	2,368,870

	OIL COMPANY - EXPLORATION & PRODUCTION - 6.88%
21,100	Apache Corp.	2,932,900
33,200	Occidental Petroleum Corp.	2,983,352
39,200	XTO Energy, Inc.	2,685,592

		8,601,844

	OIL COMPANY - INTEGRATED - 8.55%
26,600	ConocoPhillips	2,510,774
28,900	Exxon Mobil Corp.	2,546,957
50,600	Marathon Oil Corp.	2,624,622
30,700	Murphy Oil Corp.	3,010,135

		10,692,488

	PROPERTY/CASUALTY INSURANCE - 0.94%
17,700	Arch Capital Group, Ltd. *	1,173,864

	REINSURANCE - 1.80%
75,600	Axis Capital Holdings, Ltd.	2,253,636

	SEMICONDUCTOR EQUIPMENT - 2.01%
69,600	Lam Research Corp. *	2,516,040

The accompanying notes are an integral part of these financial statements.

The Timothy Large/Mid Cap Value Fund [16]

LARGE / MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2008 - (Unaudited)

COMMON STOCKS - 90.09% (continued)

number of shares		market value
	STEEL - SPECIALTY - 1.91%
40,200	Allegheny Technologies, Inc.	$2,383,056

	SUPER-REGIONAL BANKS - US - 1.62%
79,000	Comerica, Inc.	2,024,770

	TELECOMMUNICATION EQUIPMENT - 1.90%
47,000	Harris Corp.	2,373,030

	Total Common Stocks (cost $102,950,743)	112,656,959

MASTER LIMITED PARTNERSHIPS - 1.88%

number of shares		market value
43,000	AllianceBernstein Holding LP	$2,351,240

	Total Master Limited Partnerships (cost $2,554,768)	2,351,240

REITs - 5.65%

number of shares		market value
	REITS - HEALTHCARE - 1.95%
76,600	HCP, Inc.	$2,436,646

	REITS - STORAGE - 2.03%
31,400	Public Storage	2,536,806

	REITS - WAREHOUSE/INDUSTRIAL - 1.67%
38,400	Prologis	2,087,040

	Total REITs (cost $7,598,111)	7,060,492

SHORT-TERM INVESTMENTS - 4.50%

number of shares		market value
5,623,760	Timothy Plan Money Market Fund, 1.53% (A) (B)	$5,623,760

	Total Short-Term Investments (cost $5,623,760)	5,623,760

	TOTAL INVESTMENTS (cost $118,727,382) - 102.12%	$127,692,451

	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.12)%	(2,651,952)

	NET ASSETS - 100.00%	$125,040,499

*	Non-income producing securities.
(A)	Variable rate security; the rate shown represents the yield at June 30, 2008.
(B)	Affiliated fund.

The accompanying notes are an integral part of these financial statements.

The Timothy Large/Mid Cap Value Fund [17]

LARGE / MID CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2008 - (Unaudited)

ASSETS

amount
Investments in Unaffiliated Securities at Value (cost $113,103,622) [NOTE 1]	$122,068,691
Investments in Affiliated Securities at Value (cost $5,623,760) [NOTE 1]	5,623,760
Receivables for:
Investments Sold	7,080,073
Fund Shares Sold	655,333
Interest	5,984
Dividends	209,565
Prepaid Expenses	20,196

Total Assets	$135,663,602

LIABILITIES

amount
Payable for Investments Purchased	$10,175,565
Payable for Fund Shares Redeemed	286,423
Accrued Advisory Fees	89,479
Accrued 12b-1 Fees Class A	22,398
Accrued 12b-1 Fees Class B	3,993
Accrued 12b-1 Fees Class C	11,686
Accrued Expenses	33,559

Total Liabilities	$447,538

NET ASSETS

amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 7,565,115 shares outstanding)	$106,761,069
Net Asset Value and Redemption Price Per Class A Share ($106,761,069 / 7,565,115 shares)	$14.11
Offering Price Per Share ($14.11 / 0.945)	$14.93
Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 349,363 shares outstanding)	$4,527,260
Net Asset Value and Offering Price Per Class B Share ($4,527,260 / 349,363 shares)	$12.96
Minimum Redemption Price Per Class B Share ($12.96 * 0.98)	$12.70
Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 1,063,250 shares outstanding)	$13,752,170
Net Asset Value and Offering Price Per Class C Share ($13,752,170 / 1,063,250 shares)	$12.93
Minimum Redemption Price Per Share ($12.93 * 0.99)	$12.80

Net Assets	$135,216,064

SOURCES OF NET ASSETS

amount
At June 30, 2008, Net Assets Consisted of:
Paid-in Capital	$113,098,862
Accumulated Undistributed Net Investment Income (Loss)	186,573
Accumulated Undistributed Net Realized Gain (Loss) on Investments	2,789,995
Net Unrealized Appreciation (Depreciation) in Value of Investments	8,965,069

Net Assets	$125,040,499

The accompanying notes are an integral part of these financial statements.

The Timothy Large/Mid Cap Value Fund [18]

LARGE / MID CAP VALUE FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 - (Unaudited)

INVESTMENT INCOME

amount
Interest on Affiliated Investments	$53,043
Dividends	1,046,427

Total Investment Income	1,099,470

EXPENSES

amount
Investment Advisory Fees [NOTE 3]	514,611
12b-1 Fees (Class A = $128,416, Class B = $25,636, Class C = $66,126) [NOTE 3]	220,178
Fund Accounting, Transfer Agency, & Administration Fees	102,736
Registration Fees	19,394
Custodian Fees	11,934
Audit Fees	11,889
Miscellaneous Expense	9,468
Printing Expense	8,359
CCO Fees	5,246
Trustee Expense	3,979
Legal Expense	2,555
Insurance Expense	2,548

Total Net Expenses	912,897

Net Investment Income (Loss)	186,573

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

amount
Capital Gain Dividends from REIT’s	75,602
Net Realized Gain (Loss) on Unaffiliated Investments	1,442,838
Change in Unrealized Appreciation/Depreciation of Investments	(12,915,733)

Net Realized and Unrealized Gain (Loss) on Investments	(11,397,293)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(11,210,720)

The accompanying notes are an integral part of these financial statements.

The Timothy Large/Mid Cap Value Fund [19]

LARGE / MID CAP VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	six months ended 6/30/08 (unaudited)	year ended 12/31/07
Operations:
Net Investment Income (Loss)	$186,573	$963,589
Capital Gain Dividends from REIT’s	75,602	94,669
Net Realized Gain (Loss) on Investments	1,442,838	9,372,484
Net Change in Unrealized Appreciation/Depreciation of Investments	(12,915,733)	6,232,108

Net Increase (Decrease) in Net Assets (resulting from operations)	(11,210,720)	16,662,850

Distributions to Shareholders From:
Net Investment Income:
Class A	—	(974,907)
Class B	—	(12,990)
Class C	—	(62,881)
Net Realized Gains:
Class A	—	(6,755,829)
Class B	—	(427,838)
Class C	—	(894,168)

Total Distributions	—	(9,128,613)

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	24,644,013 *	37,682,954 **
Class B	45,359	149,745
Class C	4,311,186	6,564,189
Dividends Reinvested:
Class A	—	6,885,837
Class B	—	398,079
Class C	—	804,848
Cost of Shares Redeemed:
Class A	(12,244,777)	(31,613,048)
Class B	(927,254)*	(1,608,532)**
Class C	(2,072,882)	(1,328,079)

Net Increase (Decrease) in Net Assets (resulting from capital share transactions)	13,755,645	17,935,993

Total Increase (Decrease) in Net Assets	2,544,925	25,470,230

Net Assets:
Beginning of period	122,495,574	97,025,344

End of period	$125,040,499	122,495,574

Accumulated Undistributed Net Investment Income	$186,573	$—

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	1,702,939 *	2,372,294 **
Class B	3,442	10,331
Class C	325,881	447,094
Shares Reinvested:
Class A	—	453,612
Class B	—	28,434
Class C	—	57,613
Shares Redeemed:
Class A	(844,887)	(2,002,383)
Class B	(70,772)*	(109,857)**
Class C	(155,855)	(89,822)

Net Increase (Decrease) in Number of Shares Outstanding	960,748	1,167,316

*	Includes automatic conversion of Class B shares ($464,070 representing 35,873 shares) to Class A shares ($464,070 representing 32,991 shares).
**	Includes automatic conversion of Class B shares ($434,662 representing 29,227 shares) to Class A shares ($434,662 representing 26,988 shares).

The accompanying notes are an integral part of these financial statements.

The Timothy Large/Mid Cap Value Fund [20]

LARGE / MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE / MID CAP VALUE FUND - CLASS A SHARES

six months ended 6/30/08 (unaudited)	year ended 12/31/07	year ended 12/31/06	year ended 12/31/05	year ended 12/31/04	year ended 12/31/03
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$15.48	$14.31	$12.99	$12.68	$11.66	$9.11

Income from Investment Operations:
Net Investment Income (Loss)	0.03	0.15	0.16	0.02	(A)	(0.01	)(A)	0.01	(A)
Net Realized and Unrealized Gain (Loss) on Investments	(1.40)	2.26	2.24	2.44	1.03	2.54

Total from Investment Operations	(1.37)	2.41	2.40	2.46	1.02	2.55

Less Distributions:
Dividends from Realized Gains	—	(1.08)	(0.90)	(2.15)	—	—
Dividends from Net Investment Income	—	(0.16)	(0.16)	—	*	—	—
Distributions from Return of Capital	—	—	(0.02)	—	—	—

Total Distributions	—	(1.24)	(1.08)	(2.15)	—	—

Net Asset Value at End of Period	$14.11	$15.48	$14.31	$12.99	$12.68	$11.66

Total Return (B)(C)	(8.85	)%(D)	17.02%	18.41%	19.42%	8.75%	27.99%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$106,761	$103,828	$84,203	$51,753	$43,120	$29,374

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.39	%(E)	1.44%	1.51%	1.55%	1.52%	1.64%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.39	%(E)	1.44%	1.51%	1.55%	1.52%	1.64%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	0.42	%(E)	0.99%	1.20%	0.15%	(0.11)%	0.10%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	0.42	%(E)	0.99%	1.20%	0.15%	(0.11)%	0.10%

Portfolio Turnover	26.88%	47.52%	52.16%	129.22%	29.09%	39.44%

*	Distribution amounted to less than 0.01 per share
(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(D)	For periods of less than one full year, total return is not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

The Timothy Large/Mid Cap Value Fund [21]

LARGE / MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE / MID CAP VALUE FUND - CLASS B SHARES

	six months ended 6/30/08 (unaudited)		year ended 12/31/07	year ended 12/31/06	year ended 12/31/05		year ended 12/31/04		year ended 12/31/03
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$14.27		$13.26	$12.10	$12.02		$11.14		$8.77

Income from Investment Operations:
Net Investment Income (Loss)	(0.03)		0.04	0.05	(0.08	)(A)	(0.10	)(A)	(0.06	)(A)
Net Realized and Unrealized Gain (Loss) on Investments	(1.28)		2.08	2.08	2.31		0.98		2.43

Total from Investment Operations	(1.31)		2.12	2.13	2.23		0.88		2.37

Less Distributions:
Dividends from Realized Gains	—		(1.08)	(0.90)	(2.15)		—		—
Dividends from Net Investment Income	—		(0.03)	(0.05)	—		—		—
Distributions from Return of Capital	—		—	(0.02)	—		—		—

Total Distributions	—		(1.11)	(0.97)	(2.15)		—		—

Net Asset Value at End of Period	$12.96		$14.27	$13.26	$12.10		$12.02		$11.14

Total Return (B)(C)	(9.18	)%(D)	16.21%	17.54%	18.56%		7.90%		27.02%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$4,527		$5,945	$6,470	$6,496		$5,642		$5,257

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.15	%(E)	2.19%	2.26%	2.30%		2.27%		2.42%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.15	%(E)	2.19%	2.26%	2.30%		2.27%		2.42%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.34	)%(E)	0.24%	0.28%	(0.60)%		(0.86)%		(0.66)%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.34	)%(E)	0.24%	0.28%	(0.60)%		(0.86)%		(0.66)%

Portfolio Turnover	26.88%		47.52%	52.16%	129.22%		29.09%		39.44%

(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect redemption fee.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(D)	For periods of less than one full year, total return is not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

The Timothy Large/Mid Cap Value Fund [22]

LARGE / MID CAP VALUE FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE / MID CAP VALUE FUND - CLASS C SHARES

	six months ended 6/30/08 (unaudited)		year ended 12/31/07	year ended 12/31/06	year ended 12/31/05		period ended 12/31/04 (A)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$14.24		$13.28	$12.12	$12.04		$11.05

Income from Investment Operations:
Net Investment Income (Loss)	(0.02)		0.02	0.07	(0.08	)(B)	(0.04	)(B)
Net Realized and Unrealized Gain (Loss) on Investments	(1.29)		2.10	2.08	2.31		1.03

Total from Investment Operations	(1.31)		2.12	2.15	2.23		0.99

Less Distributions:
Dividends from Realized Gains	—		(1.08)	(0.90)	(2.15)		—
Dividends from Net Investment Income	—		(0.08)	(0.07)	—		—
Distributions from Return of capital	—		—	(0.02)	—		—

Total Distributions	—		(1.16)	(0.99)	(2.15)		—

Net Asset Value at End of Period	$12.93		$14.24	$13.28	$12.12		$12.04

Total Return (C)(D)	(9.20	)%(E)	16.13%	17.63%	18.53%		8.96	%(E)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$13,752		$12,722	$6,353	$2,774		$1,174

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.14	%(F)	2.19%	2.25%	2.30%		2.27	%(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.14	%(F)	2.19%	2.25%	2.30%		2.27	%(F)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.32	)%(F)	0.18%	0.53%	(0.60)%		(0.86	)%(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.32	)%(F)	0.18%	0.53%	(0.60)%		(0.86	)%(F)

Portfolio Turnover	26.88%		47.52%	52.16%	129.22%		29.09%

(A)	For the period February 3, 2004 (Commencement of Operations) to December 31, 2004.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

The Timothy Large/Mid Cap Value Fund [23]

FUND PROFILE

June 30, 2008

TIMOTHY PLAN FIXED INCOME FUND

FUND PROFILE (unaudited):

Top Ten Holdings (% of Net Assets)		Industries (% of Net Assets)
US Treasury Bond, 12.00%, 08/15/2013	6.02%	Mortgage Securities	34.93%
GNMA Pool 3939, 5.00%, 01/20/2037	5.95%	Government	25.88%
GNMA Pool 4072, 5.50%, 01/20/2038	5.00%	Financials	11.30%
US Treasury Note, 4.75%, 05/15/2014	4.78%	Energy	7.84%
Timothy Plan Money Market Fund	3.30%	Utilities	5.95%
GNMA Pool 3865, 6.00%, 06/20/2036	3.14%	Industrials	3.93%
GNMA Pool 4058, 5.00%, 12/20/2037	3.11%	Short-Term Investments	3.30%
Federal Home Loan Bank, 4.50%, 09/16/2013	3.02%	Materials	2.17%
GNMA Pool 3625, 6.00%, 10/20/2034	2.86%	Information Technology	1.50%
US Treasury Infl Indx Bond, 2.00%, 01/15/2014	2.45%	Health Care	1.01%

	39.63%	Consumer Discretionary	0.97%

		Other Assets Less Liabilities	1.22%

			100.00%

EXPENSE EXAMPLE (unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January1, 2008, through June 30, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [24]

FUND PROFILE

June 30, 2008

TIMOTHY PLAN FIXED INCOME FUND

Hypothetical example for comparison purposes (unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008	Expenses Paid During Period* 1/1/2008 through 6/30/2008
Actual - Class A	$1,000.00	$1,006.02	$5.17

Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,019.71	$5.20

Actual - Class B	$1,000.00	$1,002.84	$8.91

Hypothetical - Class B (5% return before expenses)	$1,000.00	$1,015.97	$8.96

Actual - Class C	$1,000.00	$1,002.69	$8.89

Hypothetical - Class C (5% return before expenses)	$1,000.00	$1,015.98	$8.95

*	Expenses are equal to the Fund’s annualized expense ratio of 1.04% for Class A, 1.79% for Class B, and 1.79% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/366 days (to reflect the partial year period.) The Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 0.60% for Class A, 0.28% for Class B, and 0.27% for Class C for the six-month period of January 1, 2008, to June 30, 2008.

Timothy Plan Top Ten Holdings / Industries [25]

FIXED INCOME FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2008 - (Unaudited)

BONDS AND NOTES - 95.48%

par value		market value
	CORPORATE BONDS - 34.67%
$800,000	American General Finance Corp., 5.375%, 10/01/2012	$745,473
750,000	Anadarko Finance Co., 6.75%, 05/01/2011	780,099
750,000	Canadian National Railway Co., 5.80%, 06/01/2016	756,435
750,000	CIT Group, Inc., 5.00%, 02/13/2014	539,175
500,000	Covidien International Finance S.A., 5.45%, 10/15/2012	507,365
910,000	CRH America, Inc., 6.00%, 09/30/2016	845,281
950,000	Dominion Resources, Inc., 5.00%, 03/15/2013	935,841
750,000	Duke Energy Indiana, Inc., 6.05%, 06/15/2016	749,362
500,000	Entergy Gulf States, Inc., 5.70%, 06/01/2015	484,410
900,000	ERP Operating LP, 5.125%, 03/15/2016	812,840
750,000	FedEx Corp., 5.50%, 08/15/2009	754,387
750,000	Genworth Financial, Inc., 4.95%, 10/01/2015	681,441
250,000	International Paper Co., 4.25%, 01/15/2009	249,214
750,000	Kinder Morgan Energy Partners LP, 5.125%, 11/15/2014	706,450
750,000	Marathon Oil Corp., 6.00%, 10/01/2017	747,028
250,000	National Rural Utilities Cooperative Finance Corp., 5.75%, 08/28/2009	255,046
750,000	Nisource Finance Corp., 5.40%, 07/15/2014	702,503
500,000	Oneok, Inc., 5.20%, 06/15/2015	473,363
500,000	PC Financial Partnership, 5.00%, 11/15/2014	472,486
300,000	Protective Life Secured Trusts, 5.75%, 01/15/2019	289,255
750,000	Simon Property Group LP, 5.75%, 12/01/2015	728,969
750,000	SLM Corp., 4.00%, 01/15/2010	698,922
500,000	Transocean, Inc., 6.00%, 03/15/2018	501,660
750,000	Tyco Electronics Group S.A., 6.00%, 10/01/2012	757,989
300,000	Unitrin, Inc., 4.875%, 11/01/2010	283,894
750,000	Weatherford International, Ltd., 4.95%, 10/15/2013	734,954
750,000	Willis North America, Inc., 6.20%, 03/28/2017	663,808
135,000	Wisconsin Energy Corp., 6.50%, 04/01/2011	140,961
500,000	Yum! Brands, Inc., 6.25%, 03/15/2018	488,420

	Total Corporate Bonds (cost $18,168,683)	17,487,031

	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 60.81%
1,500,000	Federal Home Loan Bank, 4.50%, 09/16/2013	1,522,389
1,000,000	Federal Home Loan Bank, 5.50%, 08/13/2014	1,063,731
213,287	GNMA Pool 3584, 6.00%, 07/20/2034	216,779
489,512	GNMA Pool 3612, 6.50%, 09/20/2034	506,122
1,418,304	GNMA Pool 3625, 6.00%, 10/20/2034	1,441,355
574,263	GNMA Pool 3637, 5.50%, 11/20/2034	571,775
895,882	GNMA Pool 3665, 5.50%, 01/20/2035	891,523
485,006	GNMA Pool 3679, 6.00%, 02/20/2035	492,543
1,195,770	GNMA Pool 3711, 5.50%, 05/20/2035	1,189,951
1,558,524	GNMA Pool 3865, 6.00%, 06/20/2036	1,582,876
1,197,619	GNMA Pool 3910, 6.00%, 10/20/2036	1,216,332
3,102,376	GNMA Pool 3939, 5.00%, 01/20/2037	3,000,357

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [26]

FIXED INCOME FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2008 - (Unaudited)

BONDS AND NOTES - 95.48% (continued)

par value		market value
	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 60.81% (continued)
$1,623,237	GNMA Pool 4058, 5.00%, 12/20/2037	$1,569,859
2,532,939	GNMA Pool 4072, 5.50%, 01/20/2038	2,519,408
73,809	GNMA Pool 585163, 5.00%, 02/15/2018	74,188
84,059	GNMA Pool 585180, 5.00%, 02/15/2018	84,491
84,101	GNMA Pool 592492, 5.00%, 03/15/2018	84,534
66,496	GNMA Pool 599821, 5.00%, 01/15/2018	66,838
968,270	GNMA Pool 604182, 5.50%, 04/15/2033	967,788
908,616	GNMA Pool 663776, 6.50%, 01/15/2037	939,876
198,390	GNMA Pool 781694, 6.00%, 12/15/2031	202,513
3,000,000	U.S. Treasury Bond, 12.00%, 08/15/2013	3,034,455
500,000	U.S. Treasury Bond, 5.375%, 02/15/2031	555,703
1,000,000	U.S. Treasury Bond, 4.50%, 02/15/2036	1,075,001
1,162,390	U.S. Treasury Inflation Indexed Bond, 2.00%, 01/15/2014	1,234,405
1,063,520	U.S. Treasury Inflation Indexed Bond, 2.50%, 07/15/2016	1,162,394
2,250,000	U.S. Treasury Note, 4.75%, 05/15/2014	2,412,774
1,000,000	U.S. Treasury Note, 4.625%, 02/15/2017	991,954

	Total U.S. Government & Agency Obligations (cost $30,635,182)	30,671,914

	Total Bonds and Notes (cost $48,803,865)	48,158,945

SHORT TERM INVESTMENTS - 3.30%

number of shares		market value
1,665,513	Timothy Plan Money Market Fund, 1.53% (A) (B)	1,665,513

	Total Short-Term Investments (cost $1,665,513)	1,665,513

	TOTAL INVESTMENTS (cost $50,469,378) - 98.78%	$49,824,458

	OTHER ASSETS LESS LIABILITIES - 1.22%	613,570

	NET ASSETS - 100.00%	$50,438,028

(A)	Variable rate security; the rate shown represents the yield at June 30, 2008.
(B)	Affiliated fund.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [27]

FIXED INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2008 - (Unaudited)

ASSETS

amount
Investments in Unaffiliated Securities at Value (cost $48,803,865) [NOTE 1]	$48,158,945
Investments in Affiliated Securities at Value (cost $1,665,513) [NOTE 1]	1,665,513
Receivables for:
Interest	560,933
Fund Shares Sold	803,211
Prepaid Expenses	14,886

Total Assets	$51,203,488

LIABILITIES

amount
Payable for Income Distribution	$580,205
Payable for Fund Shares Redeemed	134,024
Accrued Advisory Fees	18,890
Accrued 12b-1 Fees Class A	9,585
Accrued 12b-1 Fees Class B	1,267
Accrued 12b-1 Fees Class C	2,358
Accrued Expenses	19,131

Total Liabilities	$765,460

NET ASSETS

amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 4,678,599 shares outstanding)	$46,008,744
Net Asset Value and Redemption Price Per Class A Share ($46,008,744 / 4,678,599 shares)	$9.83
Offering Price Per Share ($9.83 / 0.955)	$10.29
Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 159,155 shares outstanding)	$1,518,211
Net Asset Value and Offering Price Per Class B Share ($1,518,211 / 159,155 shares)	$9.54
Minimum Redemption Price Per Class B Share ($9.54 * 0.98)	$9.35
Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 304,992 shares outstanding)	$2,911,073
Net Asset Value and Offering Price Per Class C Share ($2,911,073 / 304,992 shares)	$9.54
Minimum Redemption Price Per Share ($9.54 * 0.99)	$9.44

Net Assets	$50,438,028

SOURCES OF NET ASSETS

amount
At June 30, 2008, Net Assets Consisted of:
Paid-in Capital	$51,687,063
Accumulated Net Realized Gain (Loss) on Investments	(604,115)
Net Unrealized Appreciation (Depreciation) in Value of Investments	(644,920)

Net Assets	$50,438,028

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [28]

FIXED INCOME FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 - (Unaudited)

INVESTMENT INCOME

amount
Interest on Unaffiliated Investments	$1,343,642
Interest on Affiliated Investments	42,502

Total Investment Income	1,386,144

EXPENSES

amount
Investment Advisory Fees [NOTE 3]	155,569
12b-1 Fees (Class A = $59,140, Class B = $8,420, Class C = $14,292) [NOTE 3]	81,852
Fund Accounting, Transfer Agency, & Administration Fees	44,056
Registration Fees	15,415
Custodian Fees	5,819
Miscellaneous Expense	5,185
Audit Fees	5,102
Printing Expense	3,601
Trustee Fees	3,580
CCO Fees	2,251
Insurance Expense	1,150
Legal Expense	1,082

Total Expenses	324,662

Fees Waived by Adviser	(38,892)

Total Net Expenses	285,770

Net Investment Income	1,100,374

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

amount
Net Realized Gain (Loss) on Unaffiliated Investments	60,941
Change in Unrealized Appreciation/Depreciation of Investments	(882,959)

Net Realized and Unrealized (Loss) on Investments	(822,018)

Net Increase (Decrease) in Net Assets Resulting from Operations	$278,356

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [29]

FIXED INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	six months ended 6/30/08 (unaudited)		year ended 12/31/07
Operations:
Net Investment Income (Loss)	$1,100,374		$2,039,013
Net Realized Gain (Loss) on Investments	60,941		7,734
Change in Unrealized Appreciation/Depreciation of Investments	(882,959)		303,475

Net Increase (Decrease) in Net Assets (resulting from operations)	278,356		2,350,222

Distributions to Shareholders From:
Net Investment Income:
Class A	(1,037,934)		(1,888,174)
Class B	(30,514)		(98,490)
Class C	(52,025)		(105,639)

Total Distributions	(1,120,473)		(2,092,303)

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	11,188,678	*	15,931,332	**
Class B	60,402		5,513
Class C	764,073		1,174,029
Dividends Reinvested:
Class A	931,104		1,725,714
Class B	25,580		78,291
Class C	44,914		87,251
Cost of Shares Redeemed:
Class A	(10,706,636)		(11,547,204)
Class B	(497,373	) *	(923,283	) **
Class C	(694,246)		(1,454,401)

Net Increase (Decrease) in Net Assets (resulting from capital share transactions)	1,116,496		5,077,242

Total Increase (Decrease) in Net Assets	274,379		5,335,161

Net Assets:
Beginning of period	50,163,649		44,828,488

End of period	$50,438,028		$50,163,649

Accumulated Undistributed Net Investment Income (Loss)	$—		$—

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	1,108,963	*	1,598,004	**
Class B	6,134		569
Class C	78,699		121,089
Shares Reinvested:
Class A	93,607		174,453
Class B	2,647		8,142
Class C	4,650		9,079
Shares Redeemed:
Class A	(1,065,768)		(1,158,035)
Class B	(50,777	)*	(95,863	)**
Class C	(71,482)		(149,711)

Net Increase (Decrease) in Number of Shares Outstanding	106,673		507,727

*	Includes automatic conversion of Class B shares ($171,916 representing 17,573 shares) to Class A shares ($171,916 representing 17,044 shares).
**	Includes automatic conversion of Class B shares ($91,918 representing 9,421 shares) to Class A shares ($91,918 representing 9,149 shares).

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [30]

FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

FIXED INCOME FUND - CLASS A SHARES

six months ended 6/30/08 (unaudited)	year ended 12/31/07	year ended 12/31/06	year ended 12/31/05	year ended 12/31/04	year ended 12/31/03
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$9.99	$9.94	$10.06	$10.32	$10.31	$10.25

Income from Investment Operations:
Net Investment Income (Loss)	0.22	0.44	0.42	0.34	(A)	0.34	(A)	0.37	(A)
Net Realized and Unrealized Gain (Loss) on Investments	(0.16)	0.06	(0.12)	(0.23)	0.01	0.21

Total from Investment Operations	0.06	0.50	0.30	0.11	0.35	0.58

Less Distributions:
Dividends from Net Investment Income	(0.22)	(0.45)	(0.41)	(0.34)	(0.34)	(0.37)
Dividends from Net Realized Gains	—	—	(0.01)	(0.03)	—	(0.15)

Total Distributions	(0.22)	(0.45)	(0.42)	(0.37)	(0.34)	(0.52)

Net Asset Value at End of Period	$9.83	$9.99	$9.94	$10.06	$10.32	$10.31

Total Return (B)(C)	0.60	%(D)	5.19%	3.11%	1.11%	3.44%	5.70%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$46,009	$45,371	$39,023	$29,402	$23,131	$16,313

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.19	%(E)	1.21%	1.32%	1.31%	1.31%	1.43%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.04	%(E)	1.06%	1.35%	1.35%	1.35%	1.35%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	4.16	%(E)	4.33%	4.42%	3.33%	3.49%	3.61%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	4.31	%(E)	4.48%	4.39%	3.29%	3.45%	3.69%

Portfolio Turnover	19.05%	44.98%	76.28%	39.46%	35.95%	62.06%

(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	Not Annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [31]

FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

FIXED INCOME FUND - CLASS B SHARES

six months ended 6/30/08 (unaudited)	year ended 12/31/07	year ended 12/31/06	year ended 12/31/05	year ended 12/31/04	year ended 12/31/03
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$9.70	$9.66	$9.81	$10.06	$10.08	$10.02

Income from Investment Operations:
Net Investment Income (Loss)	0.19	0.37	0.36	0.25	(A)	0.27	(A)	0.29	(A)
Net Realized and Unrealized Gain (Loss) on Investments	(0.16)	0.05	(0.15)	(0.20)	(0.01)	0.21

Total from Investment Operations	0.03	0.42	0.21	0.05	0.26	0.50

Less Distributions:
Dividends from Net Investment Income	(0.19)	(0.38)	(0.35)	(0.27)	(0.28)	(0.29)
Dividends from Net Realized Gains	—	—	(0.01)	(0.03)	—	(0.15)

Total Distributions	(0.19)	(0.38)	(0.36)	(0.30)	(0.28)	(0.44)

Net Asset Value at End of Period	$9.54	$9.70	$9.66	$9.81	$10.06	$10.08

Total Return (B)(C)	0.28	%(D)	4.47%	2.20%	0.47%	2.57%	4.93%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$1,518	$1,951	$2,786	$3,126	$3,839	$4,057

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.94	%(E)	1.93%	1.99%	2.07%	2.06%	2.18%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.79	%(E)	1.78%	2.10%	2.10%	2.10%	2.10%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	3.41	%(E)	3.62%	3.74%	2.57%	2.74%	2.87%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	3.56	%(E)	3.77%	3.63%	2.54%	2.70%	2.95%

Portfolio Turnover	19.05%	44.98%	76.28%	39.46%	35.95%	62.06%

(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect redemption fee.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	Not Annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [32]

FIXED INCOME FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

FIXED INCOME FUND - CLASS C SHARES

six months ended 6/30/08 (unaudited)	year ended 12/31/07	year ended 12/31/06	year ended 12/31/05	period ended 12/31/04 (A)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$9.69	$9.66	$9.78	$10.04	$10.15

Income from Investment Operations:
Net Investment Income (Loss)	0.18	0.37	0.33	0.25	(B)	0.26	(B)
Net Realized and Unrealized Gain (Loss) on Investments	(0.15)	0.04	(0.12)	(0.20)	(0.05)

Total from Investment Operations	0.03	0.41	0.21	0.05	0.21

Less Distributions:
Dividends from Net Investment Income	(0.18)	(0.38)	(0.32)	(0.28)	(0.32)
Dividends from Net Realized Gains	—	—	(0.01)	(0.03)	—

Total Distributions	(0.18)	(0.38)	(0.33)	(0.31)	(0.32)

Net Asset Value at End of Period	$9.54	$9.69	$9.66	$9.78	$10.04

Total Return (C)(D)	0.27	%(E)	4.37%	2.26%	0.47%	2.12	%(E)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$2,911	$2,842	$3,019	$1,927	$907

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.94	%(F)	1.96%	2.10%	2.07%	2.06	%(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.79	%(F)	1.81%	2.10%	2.10%	2.10	%(F)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	3.40	%(F)	3.59%	3.64%	2.57%	2.74	%(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	3.55	%(F)	3.74%	3.64%	2.54%	2.70	%(F)

Portfolio Turnover	19.05%	44.98%	76.28%	39.46%	35.95%

(A)	For the period February 3, 2004 (Commencment of Operations) to December 31, 2004.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Fixed Income Fund [33]

FUND PROFILE

June 30, 2008

TIMOTHY PLAN AGGRESSIVE GROWTH FUND

FUND PROFILE (unaudited):

Top Ten Holdings (% of Net Assets)		Industries (% of Net Assets)
Timothy Plan Money Market Fund	3.40%	Information Technology	26.52%
McDermott International, Inc.	2.79%	Industrials	23.45%
FTI Consulting, Inc.	2.38%	Energy	12.23%
National Oilwell Varco, Inc.	2.05%	Health Care	11.97%
Amphenol Corp. - Class A	2.01%	Consumer Discretionary	8.48%
SBA Communications Corp. - Class A	1.98%	Financials	7.61%
Superior Energy Services, Inc.	1.89%	Telecommunication	4.92%
Ametek, Inc.	1.84%	Short-Term Investments	3.40%
American Tower Corp. - Class A	1.73%	Utilities	0.77%
VistaPrint, Ltd.	1.68%	Materials	0.49%

	21.75%	Other Assets Less Liabilities	0.16%

			100.00%

EXPENSE EXAMPLE (unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2008, through June 30, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [34]

FUND PROFILE

June 30, 2008

TIMOTHY PLAN AGGRESSIVE GROWTH FUND

Hypothetical example for comparison purposes (unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008	Expenses Paid During Period* 1/1/2008 through 6/30/2008
Actual - Class A	$1,000.00	$902.94	$7.09

Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,017.41	$7.52

Actual - Class B	$1,000.00	$899.38	$10.64

Hypothetical - Class B (5% return before expenses)	$1,000.00	$1,013.66	$11.28

Actual - Class C	$1,000.00	$899.53	$10.63

Hypothetical - Class C (5% return before expenses)	$1,000.00	$1,013.67	$11.27

*	Expenses are equal to the Fund’s annualized expense ratio of 1.50% for Class A, 2.25% for Class B, and 2.25% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/366 days (to reflect the partial year period.) The Fund’s ending account value on the first line of each share class in the table is based on its actual total return of (9.71)% for Class A, (10.06)% for Class B, and (10.05)% for Class C for the six-month period of January 1, 2008, to June 30, 2008.

Timothy Plan Top Ten Holdings / Industries [35]

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2008 - (Unaudited)

COMMON STOCKS - 95.32%

number of shares		market value
	ADVERTISING SERVICES - 0.20%
3,644	Greenfield Online, Inc. *	$54,368

	AEROSPACE/DEFENSE - EQUIPMENT - 1.39%
16,329	BE Aerospace, Inc *	380,302

	APPAREL MANUFACTURERS - 0.84%
9,645	Volcom, Inc. *	230,805

	APPLICATIONS SOFTWARE - 0.55%
5,100	Citrix Systems, Inc. *	149,991

	BROADCAST SERVICES/PROGRAMMING - 0.69%
8,525	Discovery Holding Co. - Class A *	187,209

	COMMERCIAL BANKS - CENTRAL U.S. - 0.29%
4,200	First Midwest Bancorp, Inc.	78,330

	COMMERCIAL BANKS - EASTERN U.S. - 0.42%
4,500	Signature Bank *	115,920

	COMMERCIAL BANKS - WESTERN U.S. - 0.51%
2,900	SVB Financial Group *	139,519

	COMMERCIAL SERVICES - 3.24%
22,498	AerCap Holdings NV *	284,150
4,000	Alliance Data Systems Corp. *	226,200
11,308	Quanta Service, Inc. *	376,217

		886,567

	COMMERCIAL SERVICES - FINANCIAL - 3.32%
6,695	Global Payments, Inc.	311,987
4,522	Morningstar, Inc. *	325,720
11,097	Net 1 UEPS Technologies, Inc. *	269,657

		907,364

	COMPUTER AIDED DESIGN - 0.41%
2,400	Ansys, Inc. *	113,088

	COMPUTER MEMORY DEVICES - 1.18%
6,578	Data Domain, Inc. *	153,465
7,745	NetApp, Inc. *	167,757

		321,222

	COMPUTER SERVICES - 2.69%
13,353	Cognizant Technology Solutions Corp. - Class A *	434,106
8,905	Syntel, Inc.	300,277

		734,383

	COMPUTER SOFTWARE - 0.50%
7,315	Omniture, Inc. *	135,840

The accompanying notes are an integral part of these financial statements.

Timothy Plan Aggressive Growth Fund [36]

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2008 - (Unaudited)

COMMON STOCKS - 95.32% (continued)

number of shares		market value
	CONSULTING SERVICES - 2.67%
9,485	FTI Consulting, Inc. *	$649,343
2,051	The Advisory Board Co. *	80,666

		730,009

	DENTAL SUPPLIES & EQUIPMENT - 0.71%
5,238	Dentsply International, Inc.	192,758

	DIAGNOSTIC EQUIPMENT - 1.18%
6,767	Gen-Probe, Inc. *	321,297

	DIAGNOSTIC KITS - 1.03%
8,460	Inverness Medical Innovations, Inc. *	280,618

	DIALYSIS CENTERS - 1.11%
5,705	DaVita, Inc. *	303,107

	DIVERSIFIED MANUFACTURING OPERATIONS - 1.65%
8,286	Harsco Corp.	450,841

	ELECTRIC PRODUCTS - MISCELLANEOUS - 1.84%
10,663	Ametek, Inc.	503,507

	ELECTRONIC COMPONENTS - SEMICONDUCTORS - 4.10%
8,470	Intersil Corp. - Class A	205,990
1,128	MEMC Electronic Materials, Inc. *	69,417
13,670	Microsemi Corp. *	344,211
6,725	Netlogic Microsystems, Inc. *	223,270
15,600	ON Semiconductor Corp. *	143,052
7,830	Renesola, Ltd. (ADR)*	135,459

		1,121,399

	ELECTRONIC CONNECTORS - 2.01%
12,264	Amphenol Corp. - Class A	550,408

	ENGINEERING/R&D SERVICES - 3.42%
12,338	McDermott International, Inc. *	763,599
5,115	Stanley, Inc. *	171,455

		935,054

	ENTERPRISE SOFTWARE/SERVICES - 4.13%
27,250	Ariba, Inc. *	400,847
9,715	Concur Technologies, Inc. *	322,829
12,575	Informatica Corp. *	189,128
11,075	Taleo Corp. - Class A *	216,959

		1,129,763

	ENVIRONMENTAL CONSULTING & ENGINEERING - 1.08%
13,012	Tetra Tech, Inc. *	294,331

The accompanying notes are an integral part of these financial statements.

Timothy Plan Aggressive Growth Fund [37]

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2008 - (Unaudited)

COMMON STOCKS - 95.32% (continued)

number of shares		market value
	FINANCE - INVESTMENT BANKER/BROKER - 3.15%
2,860	Greenhill & Co., Inc.	$154,040
7,965	Interactive Brokers Group, Inc.*	255,915
6,539	Investment Technology Group, Inc. *	218,795
6,773	Lazard, Ltd. - Class A	231,298

		860,048

	HOSPITAL BEDS/EQUIPMENT - 0.34%
3,500	Hill-Rom Holdings, Inc.	94,430

	HOTELS & MOTELS - 0.39%
4,460	Gaylord Entertainment Co. *	106,862

	INSTRUMENTS - CONTROLS - 0.94%
2,700	Mettler Toledo International, Inc. *	256,122

	INSTRUMENTS - SCIENTIFIC - 0.80%
4,280	Varian, Inc. *	218,537

	INTERNET APPLICATIONS SOFTWARE - 0.55%
4,660	Vocus, Inc. *	149,912

	INTERNET CONNECTIVITY SERVICES - 0.36%
7,440	Cogent Communications Group, Inc. *	99,696

	INVESTMENT MANAGEMENT/ADVISORY SERVICES - 2.12%
2,834	Affiliated Managers Group, Inc. *	255,230
8,800	Invesco, Ltd.	211,024
3,252	Waddell & Reed Financial, Inc.	113,853

		580,107

	MACHINERY - GENERAL INDUSTRIAL - 1.10%
4,545	Roper Industries, Inc.	299,425

	MACHINERY - PUMPS - 0.94%
1,874	Flowserve Corp.	256,176

	MEDICAL - DRUGS - 0.63%
12,183	Eurand NV *	173,242

	MEDICAL - OUTPATIENT/HOME MEDICAL CARE - 1.07%
5,782	Amedisys, Inc. *	291,528

	MEDICAL INFORMATION SYSTEMS - 0.46%
5,385	IMS Health, Inc.	125,470

	MEDICAL LABS & TESTING SERVICES - 2.10%
2,528	Covance, Inc. *	384,251
4,467	Icon plc (ADR) *	190,915

		575,166

	MEDICAL PRODUCTS - 1.05%
5,575	Henry Shein, Inc. *	287,503

The accompanying notes are an integral part of these financial statements.

Timothy Plan Aggressive Growth Fund [38]

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2008 - (Unaudited)

COMMON STOCKS - 95.32% (continued)

number of shares		market value
	METAL PROCESSORS & FABRICATION - 1.94%
3,400	Precision Castparts Corp.	$327,658
6,066	RBC Bearings, Inc. *	202,119

		529,777

	MULTIMEDIA - 1.03%
4,990	Factset Research Systems, Inc.	281,236

	NETWORKING PRODUCTS - 1.13%
10,290	Atheros Communications, Inc. *	308,700

	NON-FERROUS METALS - 0.49%
3,755	RTI International Metals, Inc. *	133,753

	OIL - FIELD SERVICES - 4.85%
4,649	Exterran Holdings, Inc. *	332,357
10,630	Matrix Service Co. *	245,128
3,000	Oceaneering International, Inc. *	231,150
9,375	Superior Energy Services, Inc. *	516,937

		1,325,572

	OIL & GAS DRILLINGS - 0.98%
26,845	Parker Drilling Co. *	268,718

	OIL COMPANY - EXPLORATION & PRODUCTION - 4.35%
3,080	Cabot Oil & Gas Corp.	208,608
2,200	Comstock Resources, Inc. *	185,746
5,105	Penn Virginia Corp.	385,019
6,246	Range Resources Corp.	409,363

		1,188,736

	OIL FIELD MACHINERY & EQUIPMENT - 2.05%
6,301	National Oilwell Varco, Inc. *	559,025

	PATIENT MONITORING EQUIPMENT - 0.55%
4,364	Masimo Corp. *	149,903

	PRINTING - COMMERCIAL - 1.68%
17,110	VistaPrint, Ltd. *	457,864

	PRIVATE CORRECTIONS - 2.37%
13,190	Corrections Corp. of America *	362,329
12,670	The Geo Group, Inc. *	285,075

		647,404

	RECREATIONAL CENTERS - 0.60%
5,595	Life Time Fitness, Inc. *	165,332

	RENTAL AUTO/EQUIPMENT - 0.58%
17,250	RSC Holdings, Inc. *	159,735

	RETAIL - APPAREL/SHOE - 0.51%
3,795	Phillips-VanHeusen Corp.	138,973

The accompanying notes are an integral part of these financial statements.

Timothy Plan Aggressive Growth Fund [39]

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2008 - (Unaudited)

COMMON STOCKS - 95.32% (continued)

number of shares		market value
	RETAIL - AUTOMOBILE - 0.40%
7,375	Penske Auto Group, Inc.	$108,708

	RETAIL - RESTAURANTS - 1.27%
3,000	Buffalo Wild Wings, Inc. *	74,490
2,900	Red Robin Gourmet Burgers, Inc. *	80,446
21,520	Texas Roadhouse, Inc. *	193,034

		347,970

	RETAIL - SPORTING GOODS - 0.33%
5,405	Zumiez, Inc. *	89,615

	RETAIL - SUNGLASSES - 0.30%
10,065	FGX International Holdings, Ltd. *	80,923

	RUBBER - TIRES - 0.49%
7,475	The Goodyear Tire & Rubber Co. *	133,279

	SCHOOLS - 1.15%
5,880	DeVry, Inc.	315,286

	SEMICONDUCTOR COMPONENTS/INTEGRATED CIRCUITS - 0.81%
12,500	Marvell Technology Group, Ltd. *	220,750

	SEMICONDUCTOR EQUIPMENT - 0.38%
3,000	Varian Semiconductor Equipment Associates, Inc. *	104,460

	TELECOM SERVICES - 0.84%
17,700	Clearwire Corp. - Class A *	229,392

	TELECOMMUNICATION EQUIPMENT - 1.28%
8,180	Nice Systems, Ltd. (ADR) *	241,883
2,035	CommScope, Inc. *	107,387

		349,270

	THEATERS - 0.31%
8,070	National CineMedia, Inc.	86,026

	THERAPEUTICS - 0.95%
4,025	BioMarin Pharmaceutical, Inc. *	116,646
4,975	Isis Pharmaceuticals, Inc. *	67,809
765	United Therapeutics Corp. *	74,779

		259,234

	TRANSPORTATION - TRUCK - 0.35%
2,020	Con-way, Inc.	95,465

	WATER - 0.77%
9,500	American Water Works Co., Inc.	210,710

The accompanying notes are an integral part of these financial statements.

Timothy Plan Aggressive Growth Fund [40]

AGGRESSIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2008 - (Unaudited)

COMMON STOCKS - 95.32% (continued)

number of shares		market value
	WIRE & CABLE PRODUCTS - 1.71%
7,684	Fushi Copperweld, Inc. *	$182,341
4,675	General Cable Corp. *	284,474

		466,815

	WIRELESS EQUIPMENT - 3.71%
11,185	American Tower Corp. - Class A *	472,566
15,061	SBA Communications Corp. - Class A *	542,347

		1,014,913

	Total Common Stocks (cost $27,021,048)	26,049,768

REITs - 1.12%

number of shares		market value
	REITS - DIVERSIFIED - 1.12%
7,456	Digital Realty Trust, Inc.	$305,025

	Total REITs (cost $284,845)	305,025

SHORT TERM INVESTMENTS - 3.40%

number of shares		market value
930,281	Timothy Plan Money Market Fund, 1.53% (A) (B)	$930,281

	Total Short-Term Investments (cost $930,281)	930,281

	TOTAL INVESTMENTS (cost $28,236,174) - 99.84%	$27,285,074

	OTHER ASSETS LESS LIABILITIES - 0.16%	42,629

	NET ASSETS - 100.00%	$27,327,703

*	Non-income producing securities.
(A)	Variable rate security; the rate shown represents the yield at June 30, 2008.
(B)	Affiliated fund.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Aggressive Growth Fund [41]

AGGRESSIVE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2008 - (Unaudited)

ASSETS

amount
Investments in Unaffiliated Securities at Value (cost $27,305,893) [NOTE 1]	$26,354,793
Investments in Affiliated Securities at Value (cost $930,281) [NOTE 1]	930,281
Receivables for:
Investments Sold	399,711
Fund Shares Sold	76,901
Interest	582
Dividends	6,004
Prepaid Expenses	12,491

Total Assets	$27,780,763

LIABILITIES

amount
Payable for Investments Purchased	$410,987
Payable for Fund Shares Redeemed	14,340
Accrued Advisory Fees	19,773
Accrued 12b-1 Fees Class A	5,186
Accrued 12b-1 Fees Class B	777
Accrued 12b-1 Fees Class C	1,799
Accrued Expenses	198

Total Liabilities	$453,060

NET ASSETS

amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 3,959,012 shares outstanding)	$24,315,684
Net Asset Value and Redemption Price Per Class A Share ($24,315,684 / 3,959,012 shares)	$6.14
Offering Price Per Share ($6.14 / 0.945)	$6.50
Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 157,439 shares outstanding)	$901,234
Net Asset Value and Offering Price Per Class B Share ($901,234 / 157,439 shares)	$5.72
Minimum Redemption Price Per Class B Share ($5.72 * 0.98)	$5.61
Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 368,097 shares outstanding)	$2,110,785
Net Asset Value and Offering Price Per Class C Share ($2,110,785 / 368,097 shares)	$5.73
Minimum Redemption Price Per Share ($5.73 * 0.99)	$5.67

Net Assets	$27,327,703

SOURCES OF NET ASSETS

amount
At June 30, 2008, Net Assets Consisted of:
Paid-in Capital	$27,398,444
Accumulated Undistributed Net Realized Gain (Loss) on Investments	880,359
Net Unrealized Appreciation (Depreciation) in Value of Investments	(951,100)

Net Assets	$27,327,703

The accompanying notes are an integral part of these financial statements.

Timothy Plan Aggressive Growth Fund [42]

AGGRESSIVE GROWTH FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 - (Unaudited)

INVESTMENT INCOME

amount
Interest on Affiliated Investments	$15,928
Dividends	36,006

Total Investment Income	51,934

EXPENSES

amount
Investment Advisory Fees [NOTE 3]	113,450
12b-1 Fees (Class A = $29,544, Class B = $4,747, Class C = $10,549) [NOTE 3]	44,840
Fund Accounting, Transfer Agency, & Administration Fees	22,657
Registration Fees	14,919
Custodian Fees	4,475
Miscellaneous Expense	3,509
Audit Fees	2,564
Printing Expense	1,851
CCO Fees	1,157
Trustee Fees	895
Insurance Expense	673
Legal Expense	614

Total Net Expenses	211,604

Net Investment Income (Loss)	(159,670)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

amount
Net Realized Gain (Loss) on Unaffiliated Investments	887,691
Change in Unrealized Appreciation/Depreciation of Investments	(3,313,583)

Net Realized and Unrealized Gain (Loss) on Investments	(2,425,892)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,585,562)

The accompanying notes are an integral part of these financial statements.

Timothy Plan Aggressive Growth Fund [43]

AGGRESSIVE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	six months ended 6/30/2008 (unaudited)	year ended 12/31/07
Operations:
Net Investment Income (Loss)	$(159,670)	$(288,823)
Net Realized Gain (Loss) on Investments	887,691	3,055,958
Net Change in Unrealized Appreciation/Depreciation of Investments	(3,313,583)	(713,394)

Net Increase (Decrease) in Net Assets (resulting from operations)	(2,585,562)	2,053,741

Distributions to Shareholders From:
Net Realized Gains:
Class A	—	(2,436,130)
Class B	—	(119,047)
Class C	—	(245,732)

Total Distributions	—	(2,800,909)

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	4,551,009	8,677,760
Class B	3,577	2,250
Class C	229,077	601,086
Dividends Reinvested:
Class A	—	2,356,131
Class B	—	101,485
Class C	—	225,263
Cost of Shares Redeemed:
Class A	(2,022,895)	(9,581,967)
Class B	(82,574)	(231,161)
Class C	(170,930)	(368,948)

Net Increase (Decrease) in Net Assets (resulting from capital share transactions)	2,507,264	1,781,899

Total Increase (Decrease) in Net Assets	(78,298)	1,034,731

Net Assets:
Beginning of period	27,406,001	26,371,270

End of period	$27,327,703	$27,406,001

Accumulated Undistributed Net Investment Income (Loss)	$—	$—

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	745,687	1,134,927
Class B	624	280
Class C	40,122	84,165
Shares Reinvested:
Class A	—	351,662
Class B	—	16,186
Class C	—	35,870
Shares Redeemed:
Class A	(321,793)	(1,244,805)
Class B	(14,270)	(32,039)
Class C	(29,241)	(52,200)

Net Increase (Decrease) in Number of Shares Outstanding	421,129	294,046

The accompanying notes are an integral part of these financial statements.

Timothy Plan Aggressive Growth Fund [44]

AGGRESSIVE GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

AGGRESSIVE GROWTH FUND - CLASS A SHARES

	six months ended 06/30/08 (unaudited)		year ended 12/31/07	year ended 12/31/06	year ended 12/31/05		year ended 12/31/04		year ended 12/31/03
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$6.80		$7.04	$7.38	$6.95		$6.34		$4.56

Income from Investment Operations:
Net Investment Income (Loss)	(0.03)		(0.06)	(0.08)	(0.09	)(A)	(0.07	)(A)	(0.06	)(A)
Net Realized and Unrealized Gain (Loss) on Investments	(0.63)		0.59	0.65	0.70		0.68		1.84

Total from Investment Operations	(0.66)		0.53	0.57	0.61		0.61		1.78

Less Distributions:
Dividends from Realized Gains	—		(0.77)	(0.91)	(0.18)		—		—

Total Distributions	—		(0.77)	(0.91)	(0.18)		—		—

Net Asset Value at End of Period	$6.14		$6.80	$7.04	$7.38		$6.95		$6.34

Total Return(B)(C)	(9.71)%		7.66%	7.50%	8.73%		9.62%		39.04%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$24,316	(D)	$24,041	$23,187	$18,403		$16,453		$9,920

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.50	%(E)	1.52%	1.59%	1.59%		1.66%		1.85%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.50	%(E)	1.55%	1.60%	1.60%		1.60%		1.60%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(1.11	)%(E)	(0.94)%	(1.17)%	(1.32)%		(1.38)%		(1.60)%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(1.11	)%(E)	(0.97)%	(1.18)%	(1.33)%		(1.32)%		(1.35)%

Portfolio Turnover	139.04%		58.55%	96.39%	102.63%		102.46%		119.33%

(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return is not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Aggressive Growth Fund [45]

AGGRESSIVE GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

AGGRESSIVE GROWTH FUND - CLASS B SHARES

	six months ended 06/30/08 (unaudited)		year ended 12/31/07	year ended 12/31/06	year ended 12/31/05		year ended 12/31/04		year ended 12/31/03
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$6.36		$6.68	$7.09	$6.74		$6.19		$4.48

Income from Investment Operations:
Net Investment Income (Loss)	(0.06)		(0.12)	(0.14)	(0.14	)(A)	(0.13	)(A)	(0.08	)(A)
Net Realized and Unrealized Gain (Loss) on Investments	(0.58)		0.57	0.64	0.67		0.68		1.79

Total from Investment Operations	(0.64)		0.45	0.50	0.53		0.55		1.71

Less Distributions:
Dividends from Realized Gains	—		(0.77)	(0.91)	(0.18)		—		—

Total Distributions	—		(0.77)	(0.91)	(0.18)		—		—

Net Asset Value at End of Period	$5.72		$6.36	$6.68	$7.09		$6.74		$6.19

Total Return(B)(C)	(10.06)%		6.87%	6.83%	7.82%		8.89%		38.17%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$901	(D)	$1,088	$1,247	$1,392		$1,519		$1,356

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.25	%(E)	2.26%	2.32%	2.34%		2.41%		2.60%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.25	%(E)	2.29%	2.35%	2.35%		2.35%		2.35%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(1.86	)%(E)	(1.70)%	(1.90)%	(2.07)%		(2.13)%		(2.35)%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(1.86	)%(E)	(1.73)%	(1.93)%	(2.08)%		(2.07)%		(2.10)%

Portfolio Turnover	139.04%		58.55%	96.39%	102.63%		102.46%		119.33%

(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect redemption fee.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return is not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Aggressive Growth Fund [46]

AGGRESSIVE GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

AGGRESSIVE GROWTH FUND - CLASS C SHARES

	six months ended 06/30/08 (unaudited)		year ended 12/31/07	year ended 12/31/06	year ended 12/31/05		period ended 12/31/04 (A)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$6.37		$6.69	$7.11	$6.75		$6.24

Income from Investment Operations:
Net Investment Income (Loss)	(0.05)		(0.10)	(0.11)	(0.14	)(B)	(0.06	)(B)
Net Realized and Unrealized Gain (Loss) on Investments	(0.59)		0.55	0.60	0.68		0.57

Total from Investment Operations	(0.64)		0.45	0.49	0.54		0.51

Less Distributions:
Dividends from Realized Gains	—		(0.77)	(0.91)	(0.18)		—

Total Distributions	—		(0.77)	(0.91)	(0.18)		—

Net Asset Value at End of Period	$5.73		$6.37	$6.69	$7.11		$6.75

Total Return(C)(D)	(10.05	)%(E)	6.86%	6.65%	7.96%		8.17	%(E)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$2,111		$2,277	$1,937	$1,358		$690

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.25	%(F)	2.27%	2.35%	2.34%		2.41	%(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.25	%(F)	2.30%	2.35%	2.35%		2.35	%(F)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(1.86	)%(F)	(1.70)%	(1.94)%	(2.07)%		(2.13	)%(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(1.86	)%(F)	(1.73)%	(1.94)%	(2.08)%		(2.07	)%(F)

Portfolio Turnover	139.04%		58.55%	96.39%	102.63%		102.46%

(A)	For the period February 3, 2004 (Commencment of Operations) to December 31, 2004.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Aggressive Growth Fund [47]

FUND PROFILE

June 30, 2008

TIMOTHY PLAN LARGE / MID CAP GROWTH FUND

FUND PROFILE (unaudited):

Top Ten Holdings (% of Net Assets)		Industries (% of Net Assets)
Timothy Plan Money Market Fund	5.39%	Industrials	20.57%
Exxon Mobil Corp.	5.05%	Information Technology	17.00%
Paychex, Inc.	4.23%	Health Care	16.28%
Lowe’s Companies, Inc.	3.27%	Energy	12.94%
McDermott International, Inc.	2.36%	Financials	12.29%
FTI Consulting, Inc.	2.04%	Consumer Discretionary	10.64%
Colgate-Palmolive Co.	1.89%	Short-Term Investments	5.39%
T. Rowe Price Group, Inc.	1.85%	Telecommunication	2.15%
National-Oilwell Varco, Inc.	1.81%	Consumer Staples	1.89%
Medco Health Solutions, Inc.	1.80%	Materials	0.56%

	29.69%	Other Assets less Liabilities	0.29%

			100.00%

EXPENSE EXAMPLE (unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2008, through June 30, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [48]

FUND PROFILE

June 30, 2008

TIMOTHY PLAN LARGE / MID CAP GROWTH FUND

Hypothetical example for comparison purposes (unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008	Expenses Paid During Period* 1/1/2008 through 6/30/2008
Actual - Class A	$1,000.00	$896.95	$6.79

Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,017.71	$7.22

Actual - Class B	$1,000.00	$893.85	$10.31

Hypothetical - Class B (5% return before expenses)	$1,000.00	$1,013.97	$10.97

Actual - Class C	$1,000.00	$894.01	$10.31

Hypothetical - Class C (5% return before expenses)	$1,000.00	$1,013.98	$10.96

*	Expenses are equal to the Fund’s annualized expense ratio of 1.44% for Class A, 2.19% for Class B, and 2.19% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/366 days (to reflect the partial year period.) The Fund’s ending account value on the first line of each share class in the table is based on its actual total return of (10.30)% for Class A, (10.62)% for Class B, and (10.60)% for Class C for the six-month period of January 1, 2008, to June 30, 2008.

Timothy Plan Top Ten Holdings / Industries [49]

LARGE / MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2008 - (Unaudited)

COMMON STOCKS - 93.36%

number of shares		market value
	ADVERTISING AGENCIES - 1.28%
14,660	Omnicom Group, Inc.	$657,941

	AEROSPACE/DEFENSE - EQUIPMENT - 0.42%
9,260	BE Aerospace, Inc. *	215,665

	APPLICATIONS SOFTWARE - 0.51%
8,930	Citrix Systems, Inc. *	262,631

	AUTOMOTIVE/TRUCK PARTS & EQUIPMENT - ORIGINAL - 0.84%
15,135	Johnson Controls, Inc.	434,072

	BROADCAST SERVICES/PROGRAMMING - 0.61%
14,240	Discovery Holding Co. - Class A *	312,710

	COMMERCIAL SERVICE - FINANCIAL - 6.06%
10,905	Global Payments, Inc.	508,173
6,007	Morningstar, Inc. *	432,684
69,445	Paychex, Inc.	2,172,240

		3,113,097

	COMMERCIAL SERVICES - 2.57%
26,710	AerCap Holdings NV *	337,347
6,700	Alliance Data Systems Corp. *	378,885
18,226	Quanta Services, Inc. *	606,379

		1,322,611

	COMPUTER AIDED DESIGN - 0.37%
4,000	Ansys, Inc. *	188,480

	COMPUTER MEMORY DEVICES - 0.61%
14,525	NetApp, Inc. *	314,612

	COMPUTER SERVICES - 1.41%
22,259	Cognizant Technology Solutions Corp. - Class A *	723,640

	COMPUTER SOFTWARE - 0.37%
10,143	Omniture, Inc. *	188,356

	CONSULTING SERVICES - 2.04%
15,346	FTI Consulting, Inc. *	1,050,587

	COSMETICS & TOILETRIES - 1.89%
14,055	Colgate-Palmolive Co.	971,200

	DENTAL SUPPLIES & EQUIPMENT - 0.64%
8,930	Dentsply International, Inc.	328,624

	DIAGNOSTIC EQUIPMENT - 1.03%
11,160	Gen-Probe, Inc.*	529,877

	DIAGNOSTIC KITS - 0.34%
5,308	Inverness Medical Innovations, Inc. *	176,066

The accompanying notes are an integral part of these financial statements.

The Timothy Large/Mid Growth Fund [50]

LARGE / MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2008 - (Unaudited)

COMMON STOCKS - 93.36% (continued)

number of shares		market value
	DIALYSIS CENTERS - 1.80%
17,450	DaVita, Inc. *	$927,119

	DISPOSABLE MEDICAL PRODUCTS - 1.45%
8,480	C.R. Bard, Inc.	745,816

	DIVERSIFIED MANUFACTURING OPERATIONS - 2.88%
9,405	Danaher Corp.	727,007
13,827	Harsco Corp.	752,327

		1,479,334

	ELECTRIC PRODUCTS - MISCELLANEOUS - 1.57%
17,034	Ametek, Inc. *	804,345

	ELECTRONIC COMPONENTS - SEMICONDUCTORS - 2.32%
11,535	Broadcom Corp. - Class A *	314,790
14,815	Intersil Corp. - Class A	360,301
1,719	MEMC Electronic Materials, Inc. *	105,787
24,000	ON Semicontuctor Corp. *	220,080
11,000	Renesola, Ltd. (ADR) *	190,300

		1,191,258

	ELECTRONIC CONNECTORS - 1.72%
19,672	Amphenol Corp. - Class A	882,879

	ELECTRONICS - MILITARY - 1.70%
9,635	L-3 Communications Holdings, Inc.	875,532

	ENGINEERING/R&D SERVICES - 2.36%
19,567	McDermott International, Inc. *	1,211,002

	FINANCE - INVESTMENT BANKER/BROKER - 1.60%
13,400	Interactive Brokers Group, Inc. *	430,542
11,398	Lazard, Ltd. Class A	389,242

		819,784

	HOTELS & MOTELS - 0.35%
7,466	Gaylord Entertainment Co. *	178,885

	INSTRUMENTS - SCIENTIFIC - 1.74%
16,060	Thermo Fisher Scientific, Inc. *	895,024

	INVESTMENT MANAGEMENT/ADVISORY SERVICES - 6.18%
4,655	Affiliated Managers Group, Inc. *	419,229
9,070	Franklin Resources, Inc.	831,265
16,200	Invesco, Ltd.	357,302
14,135	Legg Mason, Inc.	615,862
16,880	T. Rowe Price Group, Inc.	953,214

		3,176,872

	LIFE/HEALTH INSURANCE - 1.04%
8,520	Aflac, Inc.	535,056

The accompanying notes are an integral part of these financial statements.

The Timothy Large/Mid Growth Fund [51]

LARGE / MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2008 - (Unaudited)

COMMON STOCKS - 93.36% (continued)

number of shares		market value
	MACHINERY - GENERAL INDUSTRIAL - 0.93%
7,275	Roper Industries, Inc.	$479,277

	MACHINERY - PUMPS - 0.69%
2,586	Flowserve Corp.	353,506

	MEDICAL INFORMATION SYSTEMS - 1.49%
32,765	IMS Health, Inc.	763,425

	MEDICAL INSTRUMENTS - 1.24%
15,565	St. Jude Medical, Inc. *	636,297

	MEDICAL LABS & TESTING SERVICES - 2.83%
7,744	Covance, Inc. *	666,139
11,300	Laboratory Corp. of America Holdings *	786,819

		1,452,958

	MEDICAL PRODUCTS - 1.91%
9,223	Henry Schein, Inc. *	475,630
7,455	Zimmer Holdings, Inc. *	507,313

		982,943

	METAL PROCESSORS & FABRICATORS - 1.01%
5,400	Precision Castparts Corp.	520,398

	MULTI-LINE INSURANCE - 1.42%
27,645	American International Group, Inc.	731,487

	MULTIMEDIA - 1.65%
8,030	Factset Research Systems, Inc.	452,571
32,330	Pearson plc (ADR)	396,043

		848,614

	NON-FERROUS METALS - 0.56%
8,075	RTI International Metals, Inc. *	287,632

	OIL - FIELD SERVICES - 3.42%
7,634	Exterran Holdings, Inc. *	545,755
5,145	Oceaneering International, Inc. *	396,422
14,760	Superior Energy Services, Inc. *	813,866

		1,756,043

	OIL COMPANIES - EXPLORATION & PRODUCTION - 2.67%
5,200	Cabot Oil & Gas Corp.	352,196
4,485	Pioneer Natural Resources Co.	351,086
10,186	Range Resources Corp.	667,590

		1,370,872

	OIL COMPANY - INTEGRATED - 5.05%
29,420	Exxon Mobil Corp.	2,592,785

	OIL FIELD MACHINERY & EQUIPMENT - 1.81%
10,502	National-Oilwell Varco, Inc. *	931,737

The accompanying notes are an integral part of these financial statements.

The Timothy Large/Mid Growth Fund [52]

LARGE / MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2008 - (Unaudited)

COMMON STOCKS - 93.36% (continued)

number of shares		market value
	PHARMACY SERVICES - 1.80%
19,645	Medco Health Solutions, Inc. *	$927,244

	PRINTING - COMMERCIAL - 1.50%
28,871	VistaPrint, Ltd. *	772,588

	PRIVATE CORRECTIONS - 1.16%
21,694	Corrections Corp. of America *	595,934

	RECREATIONAL CENTERS - 0.52%
8,961	Life Time Fitness, Inc. *	264,798

	RENTAL AUTO/EQUIPMENT - 0.53%
29,150	RSC Holdings, Inc. *	269,929

	RETAIL - APPAREL/SHOE - 0.45%
6,295	Phillips-Van Heusen Corp.	230,523

	RETAIL - BUILDING PRODUCTS - 3.27%
80,885	Lowe’s Companies, Inc.	1,678,364

	RUBBER - TIRES - 0.42%
12,245	The Goodyear Tire & Rubber Co. *	218,328

	SCHOOLS - 1.01%
9,659	DeVry, Inc.	517,916

	SEMICONDUCTOR COMPONENTS - INTEGRATED CIRCUITS - 0.73%
21,165	Marvell Technology Group, Ltd. *	373,774

	SEMICONDUCTOR EQUIPMENT - 0.30%
4,500	Varian Semiconductor Equipment Associates, Inc. *	156,690

	SUPER-REGIONAL BANKS - U.S. - 1.09%
9,820	PNC Financial Services Group, Inc.	560,722

	TELECOM SERVICES - 0.66%
26,140	Clearwire Corp - Class A *	338,774

	TELECOMMUNICATION EQUIPMENT - 0.32%
3,155	CommScope, Inc. *	166,489

	THEATERS - 0.29%
13,740	National CineMedia, Inc. *	146,468

	TRANSPORTATION - SERVICES - 1.54%
12,850	United Parcel Service, Inc. - Class B	789,890

	TRANSPORTATION - TRUCK - 0.30%
3,300	Con-way, Inc.	155,958

	WATER - 0.69%
15,940	American Water Works Co., Inc.	353,549

The accompanying notes are an integral part of these financial statements.

The Timothy Large/Mid Growth Fund [53]

LARGE / MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2008 - (Unaudited)

COMMON STOCKS - 93.36% (continued)

number of shares		market value
	WATER & CABLE PRODUCTS - 0.91%
7,720	General Cable Corp. *	$469,762

	WIRELESS EQUIPMENT - 1.49%
18,107	American Tower Corp. - Class A *	765,021

	Total Common Stocks (cost $50,134,362)	47,973,770

REITs - 0.96%

number of shares		market value
	REITS - DIVERSIFIED - 0.96%
12,032	Digital Realty Trust, Inc.	$492,229

	Total REITs (cost $452,307)	492,229

SHORT-TERM INVESTMENTS - 5.39%

number of shares		market value
2,771,228	Timothy Plan Money Market Fund, 1.53% (A) (B)	$2,771,228

	Total Short-Term Investments (cost $2,771,228)	2,771,228

	TOTAL INVESTMENTS (cost $53,357,897) - 99.71%	$51,237,227

	OTHER ASSETS LESS LIABILITIES - 0.29%	151,318

	NET ASSETS - 100.00%	$51,388,545

*	Non-income producing securities.
(ADR)	American Depositary Receipt.
(A)	Variable rate security; the rate shown represents the yield at June 30, 2008.
(B)	Affiliated fund.

The accompanying notes are an integral part of these financial statements.

The Timothy Large/Mid Growth Fund [54]

LARGE / MID CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2008 - (Unaudited)

ASSETS

amount
Investments in Unaffiliated Securities at Value (cost $50,586,669) [NOTE 1]	$48,465,999
Investments in Affiliated Securities at Value (cost $2,771,228) [NOTE 1]	2,771,228
Receivables for:
Investments Sold	436,906
Fund Shares Sold	193,870
Dividends	15,166
Interest	2,872
Prepaid Expenses	12,555

Total Assets	$51,898,596

LIABILITIES

amount
Payable for Investments Purchased	$442,881
Payable for Fund Shares Redeemed	7,033
Accrued Advisory Fees	36,902
Accrued 12b-1 Fees Class A	9,908
Accrued 12b-1 Fees Class B	1,403
Accrued 12b-1 Fees Class C	2,381
Accrued Expenses	9,543

Total Liabilities	$67,170

NET ASSETS

amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 7,601,633 shares outstanding)	$46,945,372
Net Asset Value and Redemption Price Per Class A Share ($46,945,372 / 7,601,633 shares)	$6.18
Offering Price Per Share ($6.18/ 0.945)	$6.54
Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 280,900 shares outstanding)	$1,632,204
Net Asset Value and Offering Price Per Class B Share ($1,632,204 / 280,900 shares)	$5.81
Minimum Redemption Price Per Class B Share ($5.81* 0.98)	$5.69
Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 482,908 shares outstanding)	$2,810,969
Net Asset Value and Offering Price Per Class C Share ($2,810,969 / 482,908 shares)	$5.82
Minimum Redemption Price Per Share ($5.82 * 0.99)	$5.76

Net Assets	$51,831,426

SOURCES OF NET ASSETS

amount
At June 30, 2008, Net Assets Consisted of:
Paid-in Capital	$56,477,713
Accumulated Net Realized Gain (Loss) on Investments	(2,968,498)
Net Unrealized Appreciation (Depreciation) in Value of Investments	(2,120,670)

Net Assets	$51,388,545

The accompanying notes are an integral part of these financial statements.

The Timothy Large/Mid Growth Fund [55]

LARGE / MID CAP GROWTH FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 - (Unaudited)

INVESTMENT INCOME

amount
Interest on Affiliated Investments	$25,686
Dividends	199,996

Total Investment Income	225,682

EXPENSES

amount
Investment Advisory Fees [NOTE 3]	223,255
12b-1 Fees (Class A = $59,735, Class B = $8,712, Class C = $14,999) [NOTE 3]	83,446
Fund Accounting, Transfer Agency, & Administration Fees	44,624
Registration Fees	17,405
Custodian Fees	5,669
Miscellaneous Expense	5,187
Audit Fees	5,166
Printing Expense	3,579
CCO Fees	2,280
Trustee Fees	1,989
Insurance Expense	1,798
Legal Expense	1,164

Total Expenses	395,562

Net Investment Income (Loss)	(169,880)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

amount
Net Realized Gain (Loss) on Unaffiliated Investments	1,974,242
Change in Unrealized Appreciation/Depreciation of Investments	(7,865,665)

Net Realized and Unrealized Gain (Loss) on Investments	(5,891,423)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(6,061,303)

The accompanying notes are an integral part of these financial statements.

The Timothy Large/Mid Growth Fund [56]

LARGE / MID CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	six months ended 6/30/08 (unaudited)	year ended 12/31/07
Operations:
Net Investment Income (Loss)	(169,880)	(270,411)
Net Realized Gain (Loss) on Investments	1,974,242	6,418,965
Change in Unrealized Appreciation/Depreciation of Investments	(7,865,665)	(2,180,509)

Net Increase (Decrease) in Net Assets (resulting from operations)	(6,061,303)	3,968,045

Distributions to Shareholders From:
Net Realized Gains:
Class A	—	(5,198,735)
Class B	—	(196,179)
Class C	—	(313,091)

Total Distributions	—	(5,708,005)

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	8,263,895	18,312,526
Class B	14,373	22,736
Class C	619,853	1,307,432
Dividends Reinvested:
Class A	—	4,726,540
Class B	—	169,167
Class C	—	274,366
Cost of Shares Redeemed:
Class A	(8,965,726)	(33,943,282)
Class B	(117,275)	(408,268)
Class C	(579,491)	(483,913)

Net Increase (Decrease) in Net Assets (resulting from capital share transactions)	(764,371)	(10,022,696)

Total Increase (Decrease) in Net Assets	(6,825,674)	(11,762,656)

Net Assets:
Beginning of period	58,214,219	69,976,875

End of period	$51,388,545	$58,214,219

Accumulated Undistributed Net Investment Income (Loss)	$—	$—

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	1,278,541	2,375,173
Class B	2,436	2,996
Class C	101,836	179,541
Shares Reinvested:
Class A	—	692,026
Class B	—	26,227
Class C	—	42,471
Shares Redeemed:
Class A	(1,400,858)	(4,378,224)
Class B	(19,080)	(55,188)
Class C	(94,282)	(66,397)

Net Increase (Decrease) in Number of Shares Outstanding	(131,407)	(1,181,375)

The accompanying notes are an integral part of these financial statements.

The Timothy Large/Mid Growth Fund [57]

LARGE / MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE / MID CAP GROWTH FUND - CLASS A SHARES

	six months ended 6/30/08 (unaudited)		year ended 12/31/07	year ended 12/31/06	year ended 12/31/05		year ended 12/31/04		year ended 12/31/03
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$6.89		$7.25	$6.92	$6.69		$6.17		$5.14

Income from Investment Operations:
Net Investment Income (Loss)	(0.02)		(0.03)	(0.04)	(0.05	)(A)	(0.05	)(A)	(0.05	)(A)
Net Realized and Unrealized Gain (Loss) on Investments	(0.69)		0.39	0.37	0.28		0.57		1.08

Total from Investment Operations	(0.71)		0.36	0.33	0.23		0.52		1.03

Less Distributions:
Dividends from Realized Gains	—		(0.72)	—	—		—		—

Total Distributions	—		(0.72)	—	—		—		—

Net Asset Value at End of Period	$6.18		$6.89	$7.25	$6.92		$6.69		$6.17

Total Return (B)(C)	(10.30	)%(D)	5.09%	4.77%	3.44%		8.43%		20.04%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$46,945		$53,183	$65,510	$53,901		$36,869		$23,407

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.44	%(E)	1.46%	1.52%	1.60%		1.55%		1.62%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.44	%(E)	1.46%	1.53%	1.60%		1.60%		1.60%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.58	)%(E)	(0.37)%	(0.56)%	(0.80)%		(0.95)%		(1.05)%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(0.58	)%(E)	(0.37)%	(0.57)%	(0.80)%		(1.00)%		(1.03)%

Portfolio Turnover	111.44%		44.62%	60.46%	38.61%		60.25%		53.43%

(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return is not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

The Timothy Large/Mid Growth Fund [58]

LARGE / MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE / MID CAP GROWTH FUND - CLASS B SHARES

	six months ended 6/30/08 (unaudited)		year ended 12/31/07	year ended 12/31/06	year ended 12/31/05		year ended 12/31/04		year ended 12/31/03
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$6.50		$6.94	$6.68	$6.50		$6.04		$5.07

Income from Investment Operations:
Net Investment Income (Loss)	(0.04)		(0.08)	(0.09)	(0.10	)(A)	(0.11	)(A)	(0.08	)(A)
Net Realized and Unrealized Gain (Loss) on Investments	(0.65)		0.36	0.35	0.28		0.57		1.05

Total from Investment Operations	(0.69)		0.28	0.26	0.18		0.46		0.97

Less Distributions:
Dividends from Realized Gains	—		(0.72)	—	—		—		—

Total Distributions	—		(0.72)	—	—		—		—

Net Asset Value at End of Period	$5.81		$6.50	$6.94	$6.68		$6.50		$6.04

Total Return (B)(C)	(10.62	)%(D)	4.16%	3.89%	2.77%		7.62%		19.13%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$1,632		$1,935	$2,245	$2,307		$2,688		$2,385

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.19	%(E)	2.21%	2.26%	2.35%		2.30%		2.38%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.19	%(E)	2.21%	2.28%	2.35%		2.35%		2.35%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(1.33	)%(E)	(1.10)%	(1.31)%	(1.55)%		(1.70)%		(1.74)%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(1.33	)%(E)	(1.10)%	(1.33)%	(1.55)%		(1.75)%		(1.71)%

Portfolio Turnover	111.44%		44.62%	60.46%	38.61%		60.25%		53.43%

(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect redemption fee.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return is not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

The Timothy Large/Mid Growth Fund [59]

LARGE / MID CAP GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

LARGE / MID CAP GROWTH FUND - CLASS C SHARES

	six months ended 6/30/08 (unaudited)		year ended 12/31/07	year ended 12/31/06	year ended 12/31/05		period ended 12/31/04 (A)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$6.51		$6.95	$6.69	$6.52		$6.22

Income from Investment Operations:
Net Investment Income (Loss)	(0.04)		(0.07)	(0.07)	(0.08	)(B)	(0.05	)(B)
Net Realized and Unrealized Gain (Loss) on Investments	(0.65)		0.35	0.33	0.25		0.35

Total from Investment Operations	(0.69)		0.28	0.26	0.17		0.30

Less Distributions:
Dividends from Realized Gains	—		(0.72)	—	—		—

Total Distributions	—		(0.72)	—	—		—

Net Asset Value at End of Period	$5.82		$6.51	$6.95	$6.69		$6.52

Total Return (C)(D)	(10.60	)%(E)	4.15%	3.89%	2.61%		4.82	%(E)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$2,811		$3,097	$2,222	$1,496		$967

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.19	%(F)	2.22%	2.27%	2.35%		2.30	%(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.19	%(F)	2.22%	2.27%	2.35%		2.35	%(F)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	(1.33	)%(F)	(1.12)%	(1.31)%	(1.55)%		(1.70	)%(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	(1.33	)%(F)	(1.12)%	(1.31)%	(1.55)%		(1.75	)%(F)

Portfolio Turnover	111.44%		44.62%	60.46%	38.61%		60.25%

(A)	For the period February 3, 2004 (Commencement of Operations) to December 31, 2004.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

The Timothy Large/Mid Growth Fund [60]

FUND PROFILE

June 30, 2008

TIMOTHY PLAN STRATEGIC GROWTH FUND

FUND PROFILE (unaudited):

Asset Allocation (% of Net Assets)
International	25.30%
Large/Mid-Cap Growth	20.01%
Large/Mid-Cap Value	20.00%
Small Cap Value	12.44%
Aggressive Growth	12.44%
High Yield Bond	9.85%
Short-Term Investments	0.20%
Liabilities in Excess of Other Assets	(0.24)%

100.00%

EXPENSE EXAMPLE (unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2008, through June 30, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [61]

FUND PROFILE

June 30, 2008

TIMOTHY PLAN STRATEGIC GROWTH FUND

Hypothetical example for comparison purposes (unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008	Expenses Paid During Period* 1/1/2008 through 6/30/2008
Actual - Class A	$1,000.00	$925.44	$4.60

Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,020.08	$4.83

Actual - Class B	$1,000.00	$922.99	$8.19

Hypothetical - Class B (5% return before expenses)	$1,000.00	$1,016.35	$8.59

Actual - Class C	$1,000.00	$921.80	$8.18

Hypothetical - Class C (5% return before expenses)	$1,000.00	$1,016.35	$8.58

*	Expenses are equal to the Fund’s annualized expense ratio of 0.96% for Class A, 1.71% for Class B, and 1.71% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/366 days (to reflect the partial year period.) The Fund’s ending account value on the first line of each share class in the table is based on its actual total return of (7.46)% for Class A, (7.70)% for Class B, and (7.82)% for Class C for the six-month period of January 1, 2008, to June 30, 2008.

Timothy Plan Top Ten Holdings / Industries [62]

STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2008 - (Unaudited)

MUTUAL FUNDS (A) - 100.04%

number of shares		market value
1,299,287	Timothy Plan Aggressive Growth Fund	$7,977,621
697,724	Timothy Plan High Yield Bond Fund	6,314,407
1,554,180	Timothy Plan International Fund	16,225,640
2,075,461	Timothy Plan Large/Mid Cap Growth Fund	12,826,348
909,387	Timothy Plan Large/Mid Cap Value Fund	12,831,456
632,773	Timothy Plan Small Cap Value Fund	7,979,272

	Total Mutual Funds (cost $66,957,424)	64,154,744

SHORT-TERM INVESTMENTS - 0.20%

number of shares		market value
126,759	Timothy Plan Money Market, 1.53% (A)(B)	$126,759

	Total Short-Term Investments (cost $126,759)	126,759

	Total Investments (cost $67,084,183) - 100.24%	$64,281,503

	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.24)%	(150,975)

	TOTAL NET ASSETS - 100.00%	$64,130,528

(A)	Affiliated Funds - Class A.
(B)	Variable rate security; the rate shown represents the yield at June 30, 2008.

The accompanying notes are an integral part of these financial statements.

The Timothy Strategic Growth Fund [63]

STRATEGIC GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2008 - (Unaudited)

ASSETS

amount
Investments in Affiliated Securities at Value (cost $67,084,183) [NOTE 1]	$64,281,503
Receivables for:
Investments Sold	179,609
Fund Shares Sold	32,361
Interest	130
Dividends	111,211
Prepaid Expenses	14,883

Total Assets	$64,619,697

LIABILITIES

amount
Payable for Investments Purchased	$179,609
Payable for Fund Shares Redeemed	234,068
Accrued Advisory Fees	35,498
Accrued 12b-1 Fees Class B	7,724
Accrued 12b-1 Fees Class C	6,387
Accrued Expenses	25,883

Total Liabilities	$489,169

NET ASSETS

amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 4,986,846 shares outstanding)	$42,104,709
Net Asset Value and Redemption Price Per Class A Share ($42,104,709 / 4,986,846 shares)	$8.44
Offering Price Per Share ($8.44 / 0.945)	$8.93
Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 1,495,532 shares outstanding)	$12,003,260
Net Asset Value and Offering Price Per Class B Share ($12,003,260 / 1,495,532 shares)	$8.03
Minimum Redemption Price Per Class B Share ($8.03 * 0.98)	$7.87
Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 1,249,792 shares outstanding)	$10,022,559
Net Asset Value and Offering Price Per Class C Share ($10,022,559 / 1,249,792 shares)	$8.02
Minimum Redemption Price Per Share ($8.02* 0.99)	$7.94

Net Assets	$64,130,528

SOURCES OF NET ASSETS

amount
At June 30, 2008, Net Assets Consisted of:
Paid-in Capital	$63,182,625
Accumulated Undistributed Net Investment Income (Loss)	326,317
Accumulated Undistributed Net Realized Gain (Loss) on Investments	3,424,266
Net Unrealized Appreciation (Depreciation) in Value of Investments	(2,802,680)

Net Assets	$64,130,528

The accompanying notes are an integral part of these financial statements.

The Timothy Strategic Growth Fund [64]

STRATEGIC GROWTH FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 - (Unaudited)

INVESTMENT INCOME

amount
Interest on Affiliated Investments	$851
Dividends on Affiliated Investments	211,669

Total Investment Income	212,520

EXPENSES

amount
Investment Advisory Fees [NOTE 3]	208,784
12b-1 Fees (Class B = $47,570, Class C = $36,557) [NOTE 3]	84,127
Fund Accounting, Transfer Agency, & Administration Fees	54,531
Registration Fees	14,919
Custodian Fees	7,160
Audit Fees	6,314
Miscellaneous Expense	4,628
Printing Expense	4,457
CCO Fees	2,786
Trustee Fees	2,288
Insurance Expense	1,578
Legal Expense	1,359

Total Net Expenses	392,931

Net Investment Income (Loss)	(180,411)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

amount
Net Realized Gain (Loss) on Affiliated Investments	(109,141)
Change in Unrealized Appreciation/Depreciation of Investments	(4,937,395)

Net Realized and Unrealized Gain (Loss) on Investments	(5,046,536)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(5,226,947)

The accompanying notes are an integral part of these financial statements.

The Timothy Strategic Growth Fund [65]

STRATEGIC GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	six months ended 6/30/08 (unaudited)	year ended 12/31/07
Operations:
Net Investment Income (Loss)	$(180,411)	$511,879
Net Realized Gain (Loss) on Investments	(109,141)	6,565,375
Capital Gain Distributions from Affiliated Funds	—	3,251,955
Net Change in Unrealized Appreciation/Depreciation of Investments	(4,937,395)	(4,039,020)

Net Increase (Decrease) in Net Assets (resulting from operations)	(5,226,947)	6,290,189

Distributions to Shareholders From:
Net Investment Income:
Class A	—	(405,747)
Class B	—	(18,421)
Class C	—	(28,235)
Net Realized Gains:
Class A	—	(6,021,247)
Class B	—	(2,063,406)
Class C	—	(1,404,504)

Total Distributions	—	(9,941,560)

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	5,075,240	10,300,074
Class B	24,517	15,469
Class C	1,914,302	3,622,211
Dividends Reinvested:
Class A	—	6,126,626
Class B	—	1,970,773
Class C	—	1,321,604
Cost of Shares Redeemed:
Class A	(3,850,431)	(6,913,320)
Class B	(1,155,211)	(3,430,584)
Class C	(936,420)	(2,065,721)

Net Increase (Decrease) in Net Assets (resulting from capital share transactions)	1,071,997	10,947,132

Total Increase (Decrease) in Net Assets	(4,154,950)	7,295,761

Net Assets:
Beginning of period	68,285,478	60,989,717

End of period	$64,130,528	$68,285,478

Accumulated Undistributed Net Investment Income	$326,317	$506,728

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	587,248	992,053
Class B	2,896	1,553
Class C	234,081	365,100
Shares Reinvested:
Class A	—	679,983
Class B	—	229,161
Class C	—	153,854
Shares Redeemed:
Class A	(449,981)	(661,415)
Class B	(141,313)	(335,910)
Class C	(115,511)	(204,654)

Net Increase (Decrease) in Number of Shares Outstanding	117,420	1,219,725

The accompanying notes are an integral part of these financial statements.

The Timothy Strategic Growth Fund [66]

STRATEGIC GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

STRATEGIC GROWTH FUND - CLASS A SHARES

	six months ended 6/30/08 (unaudited)		year ended 12/31/07	year ended 12/31/06	year ended 12/31/05		year ended 12/31/04		year ended 12/31/03

Per Share Operating Performance:
Net Asset Value at Beginning of Period	$9.12		$9.69	$9.18	$8.64		$8.10		$6.33

Income from Investment Operations:
Net Investment Income (Loss)	(0.01)		0.10	0.14	(0.10	)(A)	(0.05	)(A)	(0.07)
Net Realized and Unrealized Gain (Loss) on Investments	(0.67)		0.90	0.82	0.64		0.71		1.84

Total from Investment Operations	(0.68)		1.00	0.96	0.54		0.66		1.77

Less Distributions:
Dividends from Realized Gains	—		(1.47)	(0.40)	—	*	(0.12)		—
Dividends from Net Investment Income	—		(0.10)	(0.05)	—		—		—

Total Distributions	—		(1.57)	(0.45)	—		(0.12)		—

Net Asset Value at End of Period	$8.44		$9.12	$9.69	$9.18		$8.64		$8.10

Total Return (B) (C)	(7.46	)%(D)	10.45%	10.41%	6.25%		8.09%		27.96%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$42,105		$44,231	$37,204	$26,451		$21,019		$12,948

Ratio of Expenses to Average Net Assets:

Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (E)	0.96	%(F)	1.00%	1.07%	1.11%		1.13%		1.17%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (E)	0.96	%(F)	1.00%	1.07%	1.15%		1.15%		1.15%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (E) (G)	(0.30	)%(F)	1.10%	1.49%	(1.10)%		(0.74)%		(1.17)%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (E) (G)	(0.30	)%(F)	1.10%	1.49%	(1.14)%		(0.76)%		(1.15)%

Portfolio Turnover	5.77%		45.00%	10.55%	1.61%		0.46%		0.53%

*	Distributions amounted to less than 0.01 per share
(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(D)	For periods of less than one full year, total return is not annualized.
(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(F)	Annualized.
(G)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

The Timothy Strategic Growth Fund [67]

STRATEGIC GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

STRATEGIC GROWTH FUND - CLASS B SHARES

	six months ended 6/30/08 (unaudited)		year ended 12/31/07	year ended 12/31/06	year ended 12/31/05		year ended 12/31/04		year ended 12/31/03
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$8.70		$9.30	$8.85	$8.39		$7.92		$6.25

Income from Investment Operations:
Net Investment Income (Loss)	(0.04)		0.01	0.05	(0.16	)(A)	(0.12	)(A)	(0.11	)(A)
Net Realized and Unrealized Gain (Loss) on Investments	(0.63)		0.87	0.80	0.62		0.71		1.78

Total from Investment Operations	(0.67)		0.88	0.85	0.46		0.59		1.67

Less Distributions:
Dividends from Realized Gains	—		(1.47)	(0.40)	—	*	(0.12)		—
Dividends from Net Investment Income	—		(0.01)	—	—		—		—

Total Distributions	—		(1.48)	(0.40)	—		(0.12)		—

Net Asset Value at End of Period	$8.03		$8.70	$9.30	$8.85		$8.39		$7.92

Total Return (B)(C)	(7.70	)%(D)	9.65%	9.53%	5.49%		7.39%		26.72%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$12,003		$14,219	$16,177	$17,467		$18,535		$16,350

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (E)	1.71	%(F)	1.74%	1.81%	1.86%		1.88%		1.92%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (E)	1.71	%(F)	1.74%	1.82%	1.90%		1.90%		1.90%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (E)(G)	(1.07	)%(F)	0.06%	0.44%	(1.85)%		(1.49)%		(1.92)%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (E)(G)	(1.07	)%(F)	0.06%	0.43%	(1.89)%		(1.51)%		(1.90)%

Portfolio Turnover	5.77%		45.00%	10.55%	1.61%		0.46%		0.53%

*	Distributions amounted to less than 0.01 per share
(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect redemption fee.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	For periods of less than one full year, total return is not annualized.
(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(F)	Annualized.
(G)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

The Timothy Strategic Growth Fund [68]

STRATEGIC GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

STRATEGIC GROWTH FUND - CLASS C SHARES

	six months ended 6/30/08 (unaudited)		year ended 12/31/07	year ended 12/31/06	year ended 12/31/05		period ended 12/31/04 (A)

Per Share Operating Performance:
Net Asset Value at Beginning of Period	$8.70		$9.31	$8.86	$8.39		$8.03

Income from Investment Operations:
Net Investment Income (Loss)	(0.05)		0.03	0.06	(0.16	)(B)	(0.05	)(B)
Net Realized and Unrealized Gain (Loss) on Investments	(0.63)		0.86	0.79	0.63		0.53

Total from Investment Operations	(0.68)		0.89	0.85	0.47		0.48

Less Distributions:
Dividends from Realized Gains	—		(1.47)	(0.40)	—	*	(0.12)
Dividends from Net Investment Income	—		(0.03)	—	—		—

Total Distributions	—		(1.50)	(0.40)	—		(0.12)

Net Asset Value at End of Period	$8.02		$8.70	$9.31	$8.86		$8.39

Total Return (C)(D)	(7.82	)%(E)	9.73%	9.51%	5.61%		5.92	%(E)

Ratios/Supplemental Data:
Net Assets, End of Priod (in 000s)	$10,023		$9,836	$7,609	$5,462		$2,204

Ratio of Expenses to Average Net Assets:

Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (G)	1.71	%(F)	1.75%	1.81%	1.86%		1.88	%(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (G)	1.71	%(F)	1.75%	1.81%	1.90%		1.90	%(F)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (G)(H)	(1.04	)%(F)	0.43%	0.76%	(1.85)%		(1.49	)%(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (G)(H)	(1.04	)%(F)	0.43%	0.76%	(1.89)%		(1.51	)%(F)

Portfolio Turnover	5.77%		45.00%	10.55%	1.61%		0.46%

*	Distributions amounted to less than 0.01 per share
(A)	For the period February 3, 2004 (Commencement of Operations) to December 31, 2004.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.
(G)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(H)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

The Timothy Strategic Growth Fund [69]

FUND PROFILE

June 30, 2008

TIMOTHY PLAN CONSERVATIVE GROWTH FUND

FUND PROFILE (unaudited):

Industries (% of Net Assets)
Fixed Income	30.10%
Large/Mid-Cap Value	20.04%
International	15.22%
Large/Mid-Cap Growth	9.99%
High Yield Bond	9.99%
Small-Cap Value	9.92%
Aggressive Growth	4.97%
Short-Term Investments	0.14%
Liabilities in Excess of Other Assets	(0.37)%

100.00%

EXPENSE EXAMPLE (unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2008, through June 30, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [70]

FUND PROFILE

June 30, 2008

TIMOTHY PLAN CONSERVATIVE GROWTH FUND

Hypothetical example for comparison purposes (unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008	Expenses Paid During Period* 1/1/2008 through 6/30/2008
Actual - Class A	$1,000.00	$951.39	$4.71

Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,020.04	$4.87

Actual - Class B	$1,000.00	$948.16	$8.34

Hypothetical - Class B (5% return before expenses)	$1,000.00	$1,016.31	$8.63

Actual - Class C	$1,000.00	$948.10	$8.32

Hypothetical - Class C (5% return before expenses)	$1,000.00	$1,016.32	$8.62

*	Expenses are equal to the Fund’s annualized expense ratio of 0.97% for Class A, 1.72% for Class B, and 1.72% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/366 days (to reflect the partial year period.) The Fund’s ending account value on the first line of each share class in the table is based on its actual total return of (4.86)% for Class A, (5.18)% for Class B, and (5.19)% for Class C for the six-month period of January 1, 2008, to June 30, 2008.

Timothy Plan Top Ten Holdings / Industries [71]

CONSERVATIVE GROWTH FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2008 - (Unaudited)

MUTUAL FUNDS (A) - 100.23%

number of shares		market value
438,796	Timothy Plan Aggressive Growth Fund	$2,694,211
1,658,975	Timothy Plan Fixed Income Fund	16,307,722
598,192	Timothy Plan High Yield Bond Fund	5,413,638
789,575	Timothy Plan International Fund	8,243,168
876,178	Timothy Plan Large/Mid Cap Growth Fund	5,414,777
769,426	Timothy Plan Large/Mid Cap Value Fund	10,856,606
426,073	Timothy Plan Small Cap Value Fund	5,372,780

	Total Mutual Funds (cost $55,878,976)	54,302,902

SHORT-TERM INVESTMENTS - 0.14%

number of shares		market value
73,155	Timothy Plan Money Market, 1.53% (A) (B)	$73,155

	Total Short-Term Investments (cost $73,155)	73,155

	Total Investments (cost $55,952,131) - 100.37%	$54,376,057

	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.37)%	(199,672)

	TOTAL NET ASSETS - 100.00%	$54,176,385

(A)	Affiliated Funds - Class A.
(B)	Variable rate security; the rate shown represents the yield at June 30, 2008.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [72]

CONSERVATIVE GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2008 - (Unaudited)

ASSETS

amount
Investments in Affiliated Securities at Value (cost $55,952,131) [NOTE 1]	$54,376,057
Receivables for:
Fund Shares Sold	12,107
Interest	155
Prepaid Expenses	17,076

Total Assets	$54,405,395

LIABILITIES

amount
Accrued Advisory Fees	$29,472
Accrued 12b-1 Fees Class B	5,403
Accrued 12b-1 Fees Class C	5,057
Payable for Fund Shares Redeemed	159,634
Accrued Expenses	29,444

Total Liabilities	$229,010

NET ASSETS

amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 3,753,511 shares outstanding)	$37,461,263
Net Asset Value and Redemption Price Per Class A Share ($37,461,263 / 3,753,511 shares)	$9.98
Offering Price Per Share ($9.98 / 0.945)	$10.56
Class B Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 894,249 shares outstanding)	$8,505,208
Net Asset Value and Offering Price Per Class B Share ($8,505,208 / 894,249 shares)	$9.51
Minimum Redemption Price Per Class B Share ($9.51 * 0.98)	$9.32
Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 864,168 shares outstanding)	$8,209,914
Net Asset Value and Offering Price Per Class C Share ($8,209,914 / 864,168 shares)	$9.50
Minimum Redemption Price Per Share ($9.50 * 0.99)	$9.41

Net Assets	$54,176,385

SOURCES OF NET ASSETS

amount
At June 30, 2008, Net Assets Consisted of:
Paid-in Capital	$53,066,471
Accumulated Undistributed Net Investment Income (Loss)	783,319
Accumulated Undistributed Net Realized Gain (Loss) on Investments	1,902,669
Net Unrealized Appreciation (Depreciation) in Value of Investments	(1,576,074)

Net Assets	$54,176,385

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [73]

CONSERVATIVE GROWTH FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 - (Unaudited)

INVESTMENT INCOME

amount
Interest on Affiliated Investments	$922
Dividends on Affiliated Investments	534,695

Total Investment Income	535,617

EXPENSES

amount
Investment Advisory Fee [NOTE 3]	174,444
12b-1 Fees (Class B = $33,688, Class C = $27,917) [NOTE 3]	61,605
Fund Accounting, Transfer Agency, & Administration Fees	45,585
Registration Fees	14,420
Custodian Fees	5,968
Audit Fees	5,277
Miscellaneous Expense	3,968
Printing Expense	3,725
CCO Fees	2,329
Trustee Fees	1,889
Insurance Expense	1,567
Legal Expense	1,120

Total Expenses	321,897

Net Investment Income (Loss)	213,720

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

amount
Net Realized Gain (Loss) on Affiliated Investments	200,266
Change in Unrealized Appreciation/Depreciation of Investments	(3,162,955)

Net Realized and Unrealized Gain (Loss) on Investments	(2,962,689)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,748,969)

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [74]

CONSERVATIVE GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	six months ended 6/30/08 (unaudited)	year ended 12/31/07
Operations:
Net Investment Income (Loss)	$213,720	$966,363
Net Realized Gain (Loss) on Investments	200,266	4,679,415
Capital Gain Distributions from Investment Companies	—	1,656,195
Net Change in Unrealized Appreciation/Depreciation of Investments	(3,162,955)	(3,022,147)

Net Increase (Decrease) in Net Assets (resulting from operations)	(2,748,969)	4,279,826

Distributions to Shareholders From:
Net Investment Income:
Class A	—	(645,101)
Class B	—	(95,736)
Class C	—	(77,718)
Capital Gains:
Class A	—	(4,368,631)
Class B	—	(1,174,644)
Class C	—	(859,370)

Total Distributions	—	(7,221,200)

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	5,039,525	8,850,423
Class B	56,469	72,819
Class C	1,985,991	2,466,071
Dividends Reinvested:
Class A	—	4,750,165
Class B	—	1,183,084
Class C	—	887,255
Cost of Shares Redeemed:
Class A	(3,823,774)	(6,630,974)
Class B	(794,600)	(1,489,383)
Class C	(544,566)	(1,586,678)

Net Increase (Decrease) in Net Assets (resulting from capital share transactions)	1,919,045	8,502,782

Total Increase (Decrease) in Net Assets	(829,924)	5,561,408

Net Assets:
Beginning of period	55,006,309	49,444,901

End of period	$54,176,385	$55,006,309

Accumulated Undistributed Net Investment Income	$783,319	$569,599

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	497,774	754,177
Class B	5,832	6,546
Class C	205,537	219,423
Shares Reinvested:
Class A	—	456,309
Class B	—	118,786
Class C	—	89,172
Shares Redeemed:
Class A	(377,052)	(567,858)
Class B	(82,245)	(131,104)
Class C	(56,309)	(139,998)

Net Increase (Decrease) in Number of Shares Outstanding	193,537	805,453

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [75]

CONSERVATIVE GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

CONSERVATIVE GROWTH FUND - CLASS A SHARES

six months ended 6/30/08 (unaudited)	year ended 12/31/07	year ended 12/31/06	year ended 12/31/05	year ended 12/31/04	year ended 12/31/03
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$10.49	$11.10	$10.83	$10.26	$9.85	$8.20

Income from Investment Operations:
Net Investment Income (Loss)	0.05	0.22	0.32	(0.01	)(A)	0.02	(A)	—	(A)
Net Realized and Unrealized Gain (Loss) on Investments	(0.56)	0.75	0.75	0.58	0.61	1.66

Total from Investment Operations	(0.51)	0.97	1.07	0.57	0.63	1.66

Less Distributions:
Dividends from Realized Gains	—	(1.38)	(0.58)	—	(0.19)	(0.01)
Dividends from Net Investment Income	—	(0.20)	(0.22)	—	—	—
Distributions from Return of Capital	—	—	—	—	(0.03)	—

Total Distributions	—	(1.58)	(0.80)	—	(0.22)	(0.01)

Net Asset Value at End of Period	$9.98	$10.49	$11.10	$10.83	$10.26	$9.85

Total Return (B)(C)	(4.86	)%(F)	8.85%	9.86%	5.56%	6.41%	20.22%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$37,461	$38,102	$33,189	$27,765	$23,241	$15,765

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (D)	0.97	%(G)	1.02%	1.08%	1.13%	1.14%	1.18%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (D)	0.97	%(G)	1.02%	1.09%	1.15%	1.15%	1.15%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (D) (E)	1.03	%(G)	2.09%	2.98%	(0.11)%	0.27%	0.02%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (D) (E)	1.03	%(G)	2.09%	2.97%	(0.13)%	0.26%	0.05%

Portfolio Turnover	8.77%	40.54%	6.12%	3.61%	0.00%	2.51%

(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(E)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(F)	For periods of less than one full year, total return is not annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [76]

CONSERVATIVE GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

CONSERVATIVE GROWTH FUND - CLASS B SHARES

	six months ended 6/30/08 (unaudited)		year ended 12/31/07	year ended 12/31/06	year ended 12/31/05		year ended 12/31/04		year ended 12/31/03
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$10.03		$10.67	$10.43	$9.96		$9.60		$8.06

Income from Investment Operations:
Net Investment Income (Loss)	0.02		0.14	0.22	(0.09	)(A)	(0.05	)(A)	(0.06	)(A)
Net Realized and Unrealized Gain (Loss) on Investments	(0.54)		0.71	0.72	0.56		0.60		1.61

Total from Investment Operations	(0.52)		0.85	0.94	0.47		0.55		1.55

Less Distributions:
Dividends from Realized Gains	—		(1.38)	(0.58)	—		(0.19)		(0.01)
Dividends from Net Investment Income	—		(0.11)	(0.12)	—		—		—

Total Distributions	—		(1.49)	(0.70)	—		(0.19)		(0.01)

Net Asset Value at End of Period	$9.51		$10.03	$10.67	$10.43		$9.96		$9.60

Total Return (B)(C)	(5.18	)%(F)	8.05%	9.00%	4.72%		5.72%		19.20%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$8,505		$9,740	$10,423	$11,652		$12,870		$11,918

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (D)	1.72	%(G)	1.76%	1.82%	1.88%		1.89%		1.94%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (D)	1.72	%(G)	1.76%	1.85%	1.90%		1.90%		1.90%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (D)(E)	0.20	%(G)	1.14%	1.88%	(0.86)%		(0.48)%		(0.76)%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (D)(E)	0.20	%(G)	1.14%	1.85%	(0.88)%		(0.49)%		(0.72)%

Portfolio Turnover	8.77%		40.54%	6.12%	3.61%		0.00%		2.51%

(A)	Per share amounts calculated using average shares method.
(B)	Total return calculation does not reflect redemption fee.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(D)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(E)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(F)	For periods of less than one full year, total return is not annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [77]

CONSERVATIVE GROWTH FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

CONSERVATIVE GROWTH FUND - CLASS C SHARES

	six months ended 6/30/08 (unaudited)		year ended 12/31/07	year ended 12/31/06	year ended 12/31/05		period ended 12/31/04 (A)

Per Share Operating Performance:
Net Asset Value at Beginning of Period	$10.02		$10.68	$10.44	$9.97		$9.69

Income from Investment Operations:
Net Investment Income (Loss)	—		0.12	0.23	(0.09	)(B)	(0.02	)(B)
Net Realized and Unrealized Gain (Loss) on Investments	(0.52)		0.72	0.73	0.56		0.49

Total from Investment Operations	(0.52)		0.84	0.96	0.47		0.47

Less Distributions:
Dividends from Realized Gains	—		(1.38)	(0.58)	—		(0.19)
Dividends from Net Investment Income	—		(0.12)	(0.14)	—		—

Total Distributions	—		(1.50)	(0.72)	—		(0.19)

Net Asset Value at End of Period	$9.50		$10.02	$10.68	$10.44		$9.97

Total Return (C)(D)	(5.19	)%(E)	7.98%	9.16%	4.71%		4.84	%(E)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$8,210		$7,164	$5,833	$4,361		$2,638

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (G)	1.72	%(F)	1.77%	1.84%	1.88%		1.89	%(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (G)	1.72	%(F)	1.77%	1.84%	1.90%		1.90	%(F)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser (G) (H)	0.37	%(F)	1.40%	2.36%	(0.86)%		(0.48	)%(F)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser (G) (H)	0.37	%(F)	1.40%	2.36%	(0.88)%		(0.49	)%(F)

Portfolio Turnover	8.77%		40.54%	6.12%	3.61%		0.00%

(A)	For the period February 3, 2004 (Commencement of Operations) to December 31, 2004.
(B)	Per share amounts calculated using average shares method.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.

(E)	For periods of less than one full year, total return is not annualized.
(F)	Annualized.
(G)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(H)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Fund [78]

FUND PROFILE

June 30, 2008

TIMOTHY PLAN MONEY MARKET FUND

FUND PROFILE (unaudited):

Top Ten Holdings (% of Net Assets)		Industries (% of Net Assets)
U.S. Treasury Bill, 1.66%, 07/10/2008	14.65%	Government	87.27%
Fidelity Institutional Money Market Port., 2.56%	6.51%	Money Market Instruments	6.51%
Federal Home Loan Bank, 0.86%, 07/02/2008	4.89%	Asset-Backed	6.07%
Federal Home Loan Bank, 1.92%, 07/16/2008	4.88%	Cash & Other Assets less Liabilities	0.15%

Federal Home Loan Bank, 1.91%, 07/18/2008	4.88%		100.00%

Federal Home Loan Bank, 1.92%, 07/23/2008	4.88%
Federal Home Loan Bank, 1.97%, 08/06/2008	4.88%
Federal Home Loan Bank, 1.97%, 08/08/2008	4.88%
Federal Home Loan Bank, 2.13%, 08/20/2008	4.87%
Federal Home Loan Bank, 2.42%, 09/24/2008	4.86%

	60.18%

EXPENSE EXAMPLE (unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2008, through June 30, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [79]

FUND PROFILE

June 30, 2008

TIMOTHY PLAN MONEY MARKET FUND

Hypothetical example for comparison purposes (unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008	Expenses Paid During Period* 1/1/2008 through 6/30/2008
Actual	$1,000.00	$1,011.28	$3.70

Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	$3.72

*	Expenses are equal to the Fund’s annualized expense ratio of 0.74%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/366 days (to reflect the partial year period.) The Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 1.13% for the six-month period of January 1, 2008, to June 30, 2008.

Timothy Plan Top Ten Holdings / Industries [80]

MONEY MARKET FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2008 - (Unaudited)

SHORT-TERM INVESTMENTS - 99.85%

par value		market value
	Asset-Backed Bonds - 6.07%
859,349	CNH Equipment Trust, 2.75%, 05/11/2009	$859,349
1,005,452	John Deere Owner Trust, 2.74%, 05/08/2009	1,005,452

	Total Asset-Backed Bonds (amortized cost $1,864,801)	1,864,801

	U.S. Government Agencies - 69.37%
1,500,000	Federal Home Loan Bank, 0.86%, 07/02/2008	1,499,912
1,355,000	Federal Home Loan Bank, 1.87%, 07/11/2008	1,354,227
1,500,000	Federal Home Loan Bank, 1.92%, 07/16/2008	1,498,724
1,500,000	Federal Home Loan Bank, 1.91%, 07/18/2008	1,498,534
1,500,000	Federal Home Loan Bank, 1.92%, 07/23/2008	1,498,158
750,000	Federal Home Loan Bank, 2.10%, 07/30/2008	748,672
1,500,000	Federal Home Loan Bank, 1.97%, 08/06/2008	1,496,985
1,500,000	Federal Home Loan Bank, 1.97%, 08/08/2008	1,496,817
1,450,000	Federal Home Loan Bank, 2.11%, 08/13/2008	1,446,274
1,500,000	Federal Home Loan Bank, 2.13%, 08/20/2008	1,495,573
1,300,000	Federal Home Loan Bank, 2.22%, 08/29/2008	1,295,214
1,000,000	Federal Home Loan Bank, 2.30%, 09/02/2008	995,975
1,200,000	Federal Home Loan Bank, 2.37%, 09/05/2008	1,194,786
800,000	Federal Home Loan Bank, 2.34%, 09/12/2008	796,204
1,500,000	Federal Home Loan Bank, 2.42%, 09/24/2008	1,491,429
1,500,000	Federal Home Loan Bank, 2.29%, 11/26/2008	1,486,002

	Total U.S. Government Agencies (amortized cost $21,293,486)	21,293,486

	Money Market Instruments - 6.51%
1,997,506	Fidelity Institutional Money Market Portfolio, 2.56% (A)	1,997,506

	Total Money Market Instruments (cost $1,997,506)	1,997,506

	U.S. Treasury Bills - 17.90%
4,500,000	U.S. Treasury Bill, 1.66%, 07/10/2008	4,497,926
1,000,000	U.S. Treasury Bill, 1.65%, 09/25/2008	996,111

	Total U.S. Treasury Bills (amortized cost $5,494,037)	5,494,037

	TOTAL INVESTMENTS (cost $30,649,830) - 99.85%	$30,649,830

	CASH & OTHER ASSETS LESS LIABILITIES - 0.15%	45,581

	TOTAL NET ASSETS - 100.00%	$30,695,411

(A)	Variable rate security; the rate shown represents the yield at June 30, 2008.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Money Market Fund [81]

MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2008 - (Unaudited)

ASSETS

amount
Investments in Unaffiliated Securities at Value (cost $30,649,830) [NOTE 1]	$30,649,830
Cash	83,324
Receivables:
Interest	7,610
Prepaid Expenses	10,611

Total Assets	$30,751,375

LIABILITIES

amount
Accrued Advisory Fees	$19,725
Payable for Distributions	25,690
Accrued Expenses	10,549

Total Liabilities	$55,964

NET ASSETS

amount
Net Assets	$30,695,411

Shares of Capital Stock Outstanding (par value $0.001, unlimited shares authorized)	30,705,883

Net Asset Value, Offering and Redemption Price Per Share ($30,695,411 / 30,704,883 shares)	$1.00

SOURCES OF NET ASSETS
amount
At June 30, 2008, Net Assets Consisted of:
Paid-in Capital	$30,694,782
Accumulated Undistributed Net Realized Gain (Loss) on Investments	629

Net Assets	$30,695,411

The accompanying notes are an integral part of these financial statements.

Timothy Plan Money Market Fund [82]

MONEY MARKET FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 - (Unaudited)

INVESTMENT INCOME

amount
Interest on Unaffiliated Investments	$466,788

Total Investment Income	466,788

EXPENSES

amount
Investment Advisory Fees [NOTE 3]	94,520
Fund Accounting, Transfer Agency, & Administration Fees	26,877
Registration Fees	9,945
Custodian Fees	5,968
Miscellaneous Expense	1,981
Audit Fees	3,112
Printing Expense	2,197
CCO Fees	1,374
Trustee Fees	855
Legal Expense	661
Insurance Expense	551

Total Expenses	148,041

Fees Waived by Adviser	(31,507)

Total Net Expenses	116,534

Net Investment Income (Loss)	350,254

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

amount
Net Realized Gain (Loss) on Unaffiliated Investments	57

Net Increase (Decrease) in Net Assets Resulting from Operations	$350,311

The accompanying notes are an integral part of these financial statements.

Timothy Plan Money Market Fund [83]

MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	six months ended 6/30/2008 (unaudited)	year ended 12/31/07

Operations:
Net Investment Income (Loss)	$350,254	$1,245,341
Net Realized Gain (Loss) on Investments	57	1,649

Net Increase (Decrease) in Net Assets (resulting from operations)	350,311	1,246,990

Distributions to Shareholders From:
Net Investment Income	(361,500)	(1,245,883)

Total Distributions	(361,500)	(1,245,883)

Capital Share Transactions:
Proceeds from Shares Sold:	57,494,203	178,091,297
Dividends Reinvested:	100,410	232,944
Cost of Shares Redeemed:	(72,321,304)	(152,705,330)

Net Increase (Decrease) in Net Assets (resulting from capital share transactions)	(14,726,691)	25,618,911

Total Increase (Decrease) in Net Assets	(14,737,880)	25,620,018

Net Assets:
Beginning of period	45,433,291	19,813,273

End of period	$30,695,411	$45,433,291

Accumulated Undistributed Net Investment Income (Loss)	$—	$—

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:	57,494,203	178,090,978
Shares Reinvested:	100,410	232,944
Shares Redeemed:	(72,321,304)	(152,705,330)

Net Increase (Decrease) in Number of Shares Outstanding	(14,726,691)	25,618,592

The accompanying notes are an integral part of these financial statements.

Timothy Plan Money Market Fund [84]

MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

MONEY MARKET FUND

six months ended 6/30/08 (unaudited)	year ended 12/31/07	year ended 12/31/06	year ended 12/31/05	year ended 12/31/04	year ended 12/31/03
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Income from Investment Operations:
Net Investment Income (Loss)	0.01	0.04	0.04	0.03	(A)	0.01	(A)	0.01	(A)

Total from Investment Operations	0.01	0.04	0.04	0.03	0.01	0.01

Less Distributions:
Dividends from Realized Gains	—	—	—	(0.00	)*	—	—
Dividends from Net Investment Income	(0.01)	(0.04)	(0.04)	(0.03)	(0.01)	(0.01)

Total Distributions	(0.01)	(0.04)	(0.04)	(0.03)	(0.01)	(0.01)

Net Asset Value at End of Priod	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return (B)	1.13	%(C)	4.26%	4.17%	2.48%	0.97%	0.59%

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$30,695	$45,433	$19,813	$5,195	$3,698	$3,554

Ratio of Expenses to Average Net Assets:

Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	0.94	%(D)	0.99%	1.21%	1.13%	1.20%	1.40%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	0.74	%(D)	0.78%	0.85%	0.66%	0.25%	0.48%

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.02	%(D)	3.85%	3.85%	2.03%	0.07%	(0.36)%
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.22	%(D)	4.05%	4.21%	2.50%	1.02%	0.56%

*	Amount Distributed less than 0.01 per share
(A)	Per share amounts calculated using average shares method.
(B)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
Total return would have been lower if certain expenses had not been reimbursed or waived.
(C)	For periods of less than one full year, total return is not annualized.
(D)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Money Market Fund [85]

FUND PROFILE

June 30, 2008

TIMOTHY PLAN HIGH YIELD BOND FUND

FUND PROFILE (unaudited):

Top Ten Holdings (% of Net Assets)		Industries (% of Net Assets)
Ipalco Enterprises, Inc., 7.25%, 04/01/2016	3.14%	Energy	25.66%
Intergen NV, 9.00%, 06/30/2017	2.66%	Financials	16.67%
Helix Energy Solutions Grp, Inc., 9.50%, 01/15/2016	2.63%	Consumer Discretionary	15.19%
Berry Petroleum Co., 8.25%, 11/01/2016	2.61%	Utilities	13.32%
The Goodyear Tire & Rubber Co., 8.625%, 12/01/2011	2.60%	Materials	10.64%
Energy Future Holdings Corp., 10.88%, 11/01/2017	2.59%	Industrials	6.07%
Hawker Beechcraft Acq. Co. LLC, 8.50%, 04/01/2015	2.59%	Consumer Staples	4.46%
Allied Waste NA, 7.125%, 05/15/2016	2.56%	Telecommunication Services	3.09%
Cimarex Energy Co., 7.125%, 05/01/2017	2.52%	Information Technology	2.31%
Whiting Petroleum Corp., 7.00%, 02/01/2014	2.52%	Short-Term Investments	0.71%

	26.42%	Other Assets Less Liabilities	1.88%

			100.00%

EXPENSE EXAMPLE (unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of January 1, 2008, through June 30, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [86]

FUND PROFILE

June 30, 2008

TIMOTHY PLAN HIGH YIELD BOND FUND

Hypothetical example for comparison purposes (unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008	Expenses Paid During Period* 1/1/2008 through 6/30/2008
Actual - Class A	$1,000.00	$980.95	$6.65

Hypothetical - Class A	$1,000.00	$1,018.15	$6.77
(5% return before expenses)

Actual - Class C	$1,000.00	$978.06	$10.33

Hypothetical - Class C	$1,000.00	$1,014.42	$10.52
(5% return before expenses)

*	Expenses are equal to the Fund’s annualized expense ratio of 1.35% for Class A and 2.10% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/366 days (to reflect the partial year period) The Fund’s ending account value on the first line of each share class in the table is based on its actual total return of (1.91)% for Class A and (2.19)% for Class C for the six-month period of January 1, 2008 to June 30, 2008.

Timothy Plan Top Ten Holdings / Industries [87]

HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2008 - (Unaudited)

BONDS AND NOTES - 96.35%

par value		market value
	CORPORATE BONDS - 96.34%
250,000	Actuant Corp, 6.875%, 06/15/2017	$246,875
500,000	Allied Waste NA, 7.125%, 05/15/2016	500,000
500,000	American Axle & Manufacturing Inc., 7.875%, 03/01/2017	367,500
500,000	Ashtead Holdings plc, 8.625%, 08/01/2015 (A)	437,500
500,000	Berry Petroleum Co., 8.25%, 11/01/2016	510,000
500,000	China Properties Group, Ltd., 9.125%, 05/04/2014 (A)	341,250
500,000	Cimarex Energy Co., 7.125%, 05/01/2017	493,750
200,000	Copano Energy LLC, 7.75%, 06/01/2018 (A)	196,000
500,000	Crum & Forster Holding Corp., 7.75%, 05/01/2017	466,250
500,000	Dynegy Holdings, Inc., 7.75%, 06/01/2019	457,500
500,000	Energy Future Holdings Corp., 10.88%, 11/01/2017 (A)	507,500
500,000	Felcor Lodging LP, 4.8025%, 12/01/2011 (C)	452,500
500,000	Forest Oil Corp., 7.25%, 06/15/2019	482,500
500,000	Georgia-Pacific LLC, 7.70%, 06/15/2015	475,000
500,000	Hawker Beechcraft Acquisition Co. LLC, 8.50%, 04/01/2015	506,250
500,000	Helix Energy Solutions Group, Inc., 9.50%, 01/15/2016 (A)	515,000
500,000	The Hertz Corp, 8.875%, 01/01/2014	460,000
500,000	Intergen NV, 9.00%, 06/30/2017 (A)	520,000
620,000	Ipalco Enterprises, Inc., 7.25%, 04/01/2016 (A)	613,800
500,000	Janus Capital Group Inc., 6.70%, 06/15/2017	480,668
400,000	Liberty Mutual Group, Inc., 10.75%, 06/15/2058 (A)	383,824
500,000	Markwest Energy Partners LP, 6.875%, 11/01/2014	473,750
500,000	Momentive Performance Materials, Inc., 9.75%, 12/01/2014	430,000
500,000	Noranda Aluminum Acquisition Corp., 6.8275%, 05/15/2015 (C)	433,750
500,000	NRG Energy, Inc., 7.375%, 01/15/2017	473,750
500,000	Pilgrim’s Pride Corp., 7.625%, 05/01/2015	413,750
500,000	Reliant Energy Inc., 7.625%, 06/15/2014	490,000
500,000	Rent-A-Center, Inc., 7.50%, 05/01/2010	486,250
500,000	R.H. Donnelley Corp., 8.875%, 10/15/2017 (A)	300,000
500,000	Sanmina-SCI Corp., 8.125%, 03/01/2016	452,500
500,000	Sealy Mattress Co., 8.25%, 06/15/2014	412,500
500,000	Seitel Inc., 9.75%, 02/15/2014	449,375
500,000	SLM Corp., 5.00%, 04/15/2015	423,670
500,000	Smithfield Foods, Inc., 7.00%, 08/01/2011	458,750
250,000	Steel Dynamics, Inc., 7.375%, 11/01/2012 (A)	251,250
500,000	Swift Energy Co., 7.125%, 06/01/2017	463,750
500,000	Terra Capital Inc., 7.00%, 02/01/2017	492,500
501,000	The Goodyear Tire & Rubber Co., 8.625%, 12/01/2011	508,515

The accompanying notes are an integral part of these financial statements.

Timothy Plan High Yield Bond Fund [88]

HIGH YIELD BOND FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2008 - (Unaudited)

BONDS AND NOTES - 96.35% (continued)

par value		market value
500,000	USG Corp., 8.00%, 01/15/2018	$440,000
200,000	Videotron, Ltd., 9.125%, 04/15/2018 (A)	210,000
400,000	Vimpel Communications, 9.125%, 04/30/2018 (A)	394,480
500,000	W & T Offshore Inc., 8.25%, 06/15/2014 (A)	485,000
500,000	Whiting Petroleum Corp., 7.00%, 02/01/2014	493,125

	TOTAL BONDS AND NOTES (cost $20,339,440)	18,850,332

PREFERRED STOCKS - 1.06%

number of shares		market value
3,500	American International Group, 8.50% (B)	$207,515

	Total Preferred Stocks (cost $258,450)	207,515

SHORT TERM INVESTMENTS - 0.71%

number of shares		market value
138,213	Timothy Plan Money Market Fund, 1.53% (C) (D)	$138,213

	Total Short Term Investments (cost $138,213)	138,213

	TOTAL INVESTMENTS (cost $20,736,103) - 98.12%	$19,196,060

	OTHER ASSETS LESS LIABILITIES - 1.88%	367,115

	NET ASSETS - 100.00%	$19,563,175

(A)	144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(B)	Each share convertible into 1.6447 shares of common stock
(C)	Variable rate security; the rate shown represents the yield at June 30, 2008.
(D)	Affiliated fund.

The accompanying notes are an integral part of these financial statements.

Timothy Plan High Yield Bond Fund [89]

HIGH YIELD BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2008 - (Unaudited)

ASSETS

amount
Investments in Unaffiliated Securities at Value (cost $20,597,890) [NOTE 1]	$19,057,847
Investments in Affiliated Securities at Value (cost $ 138,213) [NOTE 1]	138,213
Receivables for:
Fund Shares Sold	444,265
Interest	346,323
Prepaid Expenses	20,410

Total Assets	$20,007,058

LIABILITIES

amount
Payable for Fund Shares Redeemed	$78,345
Payable for Income Distribution	334,970
Accrued Advisory Fees	13,333
Accrued 12b-1 Fees Class A	4,071
Accrued 12b-1 Fees Class C	251
Accrued Expenses	12,913

Total Liabilities	$443,883

NET ASSETS

amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 2,121,794 shares outstanding)	$19,200,632
Net Asset Value and Redemption Price Per Class A Share ($19,200,632 / 2,121,794 shares)	$9.05
Offering Price Per Share ($9.05 / 0.955)	$9.48
Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 39,465 shares outstanding)	$362,543
Net Asset Value and Offering Price Per Class C Share ($362,543 / 39,465 shares)	$9.19
Minimum Redemption Price Per Share ($9.19 * 0.99)	$9.10

Net Assets	$19,563,175

SOURCES OF NET ASSETS

amount
At June 30, 2008, Net Assets Consisted of: Paid-in Capital	$21,459,943
Accumulated Undistributed Net Realized Gain (Loss) on Investments	(356,725)
Net Unrealized (Depreciation) in Value of Investments	(1,540,043)

Net Assets	$19,563,175

The accompanying notes are an integral part of these financial statements.

Timothy Plan High Yield Bond Fund [90]

HIGH YIELD BOND FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 - (Unaudited)

INVESTMENT INCOME

amount
Interest on Unaffiliated Investments	$770,055
Interest on Affiliated Investments	10,616

Total Investment Income	780,671

EXPENSES

amount
Investment Advisory Fees [NOTE 3]	60,525
12b-1 Fees (Class A = $24,882, Class C = $1,347) [NOTE 3]	26,229
Fund Accounting, Transfer Agency, & Administration Fees	17,136
Registration Fees	14,420
Audit Fees	6,415
Miscellaneous Expense	3,314
Custodian Fees	2,386
Printing Expense	1,400
CCO Fees	875
Trustee Fees	597
Legal Expense	421

Total Expenses	133,718

Expenses Recouped by Adviser [NOTE 3]	3,440

Total Net Expenses	137,158

Net Investment Income (Loss)	643,513

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

amount
Net Realized Gain (Loss) on Unaffiliated Investments	(367,041)
Change in Unrealized Appreciation/Depreciation of Investments	(654,383)

Net Realized and Unrealized Gain (Loss) on Investments	(1,021,424)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(377,911)

The accompanying notes are an integral part of these financial statements.

Timothy Plan High Yield Bond Fund [91]

HIGH YIELD BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	six months ended 6/30/08 (unaudited)	period ended 12/31/07 (A)
Operations:
Net Investment Income (Loss)	$643,513	$691,810
Net Realized Gain (Loss) on Investments	(367,041)	12,797
Change in Unrealized Appreciation/Depreciation of Investments	(654,383)	(885,660)

Net Increase (Decrease) in Net Assets (resulting from operations)	(377,911)	(181,053)

Distributions to Shareholders From:
Net Investment Income:
Class A	(649,303)	(690,140)
Class C	(6,112)	(4,151)

Total Distributions	(655,415)	(694,291)

Capital Share Transactions:
Class A	3,061,954	21,463,514
Class C	241,175	251,123
Dividends Reinvested:
Class A	618,464	665,546
Class C	3,578	2,132
Cost of Shares Redeemed:
Class A	(3,743,518)	(972,985)
Class C	(110,089)	(9,049)

Net Increase (Decrease) in Net Assets (resulting from capital share transactions)	71,564	21,400,281

Total Increase (Decrease) in Net Assets	(961,762)	20,524,937

Net Assets:
Beginning of period	20,524,937	—

End of period	$19,563,175	$20,524,937

Accumulated Undistributed Net Investment Income (Loss)	$—	$—

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	326,860	2,159,291
Class C	25,617	25,773
Shares Reinvested:
Class A	67,987	68,973
Class C	388	221
Shares Redeemed:
Class A	(400,763)	(100,554)
Class C	(11,598)	(936)

Net Increase (Decrease) in Number of Shares Outstanding	8,491	2,152,768

(A)	For the period May 7, 2007 (commencement of operations) through December 31, 2007.

The accompanying notes are an integral part of these financial statements.

Timothy Plan High Yield Bond Fund [92]

HIGH YIELD BOND FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

HIGH YIELD BOND FUND - CLASS A SHARES

	six months ended 6/30/08 (unaudited)		period ended 12/31/07 (A)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$9.53		$10.00

Income from Investment Operations:
Net Investment Income (Loss)	0.30		0.36
Net Realized and Unrealized Gain (Loss) on Investments	(0.47)		(0.47)

Total from Investment Operations	(0.17)		(0.11)

Less Distributions:
Dividends from Net Investment Income	(0.31)		(0.36)

Total Distributions	(0.31)		(0.36)

Net Asset Value at End of Period	$9.05		$9.53

Total Return (B)(C)	(1.91	)%(D)	(1.14	)%(D)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$19,201		$20,284

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.32	%(E)	1.45	%(E)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.35	%(E)	1.35	%(E)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	6.42	%(E)	5.67	%(E)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	6.39	%(E)	5.77	%(E)

Portfolio Turnover	10.51%		23.46%

(A)	For the period May 7, 2007 (commencement of operations) through December 31, 2007.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(D)	For periods of less than one full year, total return is not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan High Yield Bond Fund [93]

HIGH YIELD BOND FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

HIGH YIELD BOND FUND - CLASS C SHARES

	six months ended 6/30/08 (unaudited)		period ended 12/31/07 (A)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$9.60		$10.00

Income from Investment Operations:
Net Investment Income (Loss)	0.24		0.26
Net Realized and Unrealized Gain (Loss) on Investments	(0.45)		(0.40)

Total from Investment Operations	(0.21)		(0.14)

Less Distributions:
Dividends from Net Investment Income	(0.20)		(0.26)

Total Distributions	(0.20)		(0.26)

Net Asset Value at End of Period	$9.19		$9.60

Total Return (B)(C)	(2.19	)%(D)	(1.38	)%(D)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$363		$241

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.06	%(E)	2.20	%(E)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.10	%(E)	2.10	%(E)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	5.70	%(E)	5.24	%(E)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	5.67	%(E)	5.34	%(E)

Portfolio Turnover	10.51%		23.46%

(A)	For the period May 7, 2007 (commencement of operations) through December 31, 2007.
(B)	Total return calculation does not reflect redemption fee.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(D)	For periods of less than one full year, total return is not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan High Yield Bond Fund [94]

FUND PROFILE

June 30, 2008

TIMOTHY PLAN INTERNATIONAL FUND

FUND PROFILE (unaudited):

Top Ten Holdings (% of Net Assets)		Industries (% of Net Assets)
Timothy Plan Money Market Fund	5.67%	Materials	16.51%
Rio Tinto plc (ADR)	5.12%	Energy	15.63%
Total S.A. (ADR)	3.90%	Financials	15.07%
Petroleo Brasileiro S.A. (ADR)	3.60%	Industrials	14.76%
Mitsubishi Corp. (ADR)	3.35%	Telecommunication Services	13.25%
Keppel Corp., Ltd. (ADR)	3.05%	Health Care	5.93%
Telefonica S.A. (ADR)	2.98%	Utilities	5.74%
Singapore Telecommunications, Ltd. (ADR)	2.81%	Short-Term Investments	5.67%
Agrium, Inc.	2.78%	Consumer Staples	4.09%
Marubeni Corp. (ADR)	2.68%	Consumer Discretionary	2.39%

	35.94%	Information Technology	1.46%

		Liabilities in Excess of Other Assets	(0.50)%

			100.00%

EXPENSE EXAMPLE (unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of January 1, 2008 through June 30, 2008.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [95]

FUND PROFILE

June 30, 2008

TIMOTHY PLAN INTERNATIONAL FUND

Hypothetical example for comparison purposes (unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value 1/1/2008	Ending Account Value 6/30/2008	Expenses Paid During Period* 1/1/2008 through 6/30/2008
Actual - Class A	$1,000.00	$949.10	$7.66

Hypothetical - Class A (5% return before expenses)	$1,000.00	$1,017.00	$7.93

Actual - Class C	$1,000.00	$945.31	$11.26

Hypothetical - Class C (5% return before expenses)	$1,000.00	$1,013.28	$11.66

*	Expenses are equal to the Fund’s annualized expense ratio of 1.58% for Class A and 2.33% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/366 days (to reflect the partial year period) The Fund’s ending account value on the first line of each share class in the table is based on its actual total return of (5.09)% for Class A and (5.47)% for Class C for the six-month period of January 1, 2008 to June 30, 2008.

Timothy Plan Top Ten Holdings / Industries [96]

INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2008 - (Unaudited)

COMMON STOCKS - 94.83%

number of shares		market value
	AGRICULTURAL CHEMICALS - 2.78%
12,500	Agrium, Inc.	$1,344,250

	AUTOMOTIVE - CARS & LIGHT TRUCKS - 2.39%
27,000	Fiat S.p.A. (ADR) (B)	442,838
21,000	Honda Motor Co., Ltd. (ADR)	714,630

		1,157,468

	BUILDING & CONSTRUCTION PRODUCTS - MISCELLANEOUS - 0.30%
17,000	Wienerberger AG (ADR) (B)	142,868

	CELLULAR TELECOMMUNICATIONS - 4.35%
13,000	America Movil SAB de C.V. (ADR)	685,750
9,000	China Mobile, Ltd. (ADR)	602,550
56,000	Turkcell Iletisim Hizmetleri AS (ADR)	814,800

		2,103,100

	COMMERCIAL BANKS - NON-US - 11.23%
4,500	Australia & New Zealand Banking Group, Ltd. (ADR) (B)	404,203
70,000	Banco Santander Central Hispano S.A. (ADR)	1,273,300
9,800	BOC Hong Kong Holdings, Ltd. (ADR) (B)	519,067
20,000	Danske Bank A/S (ADR) (B)	289,430
18,000	DBS Group Holdings, Ltd. (ADR) (B)	999,462
20,000	Erste Bank der oesterreichischen Sparkassen AG (ADR) (B)	622,972
11,000	Intesa Sanpaolo (ADR) (B)	377,210
107,100	Mitsubishi UFJ Financial Group, Inc. (ADR)	942,480

		5,428,124

	COMPUTER SERVICES - 1.46%
24,000	Cap Gemini S.A. (ADR) (B)	707,861

	COSMETICS & TOILETRIES - 1.71%
36,000	Shiseido Co., Ltd. (ADR) (B)	825,242

	DIALYSIS CENTERS - 2.04%
18,000	Fresenius Medical Care AG & Co. KGaA (ADR)	988,020

	DIVERSIFIED MINERALS - 4.70%
24,380	Anglo American plc (ADR)	864,271
7,000	BHP Billiton plc (ADR)	542,360
29,000	Companhia Vale do Rio Doce (ADR)	865,360

		2,271,991

	DIVERSIFIED OPERATIONS - 3.05%
90,000	Keppel Corp., Ltd. (ADR) (B)	1,475,874

	ELECTRIC - INTEGRATED - 5.74%
10,500	International Power plc (ADR) (B)	902,741
8,200	RWE AG (ADR) (B)	1,032,913
30,000	Scottish & Southern Energy plc (ADR) (B)	837,663

		2,773,317

The accompanying notes are an integral part of these financial statements.

Timothy Plan International Fund [97]

INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2008 - (Unaudited)

COMMON STOCKS - 94.83% (continued)

number of shares		market value
	ELECTRONIC COMPONENTS - MISCELLANEOUS - 0.63%
9,000	Koninklijke (Royal) Philips Electronics N.V.	$304,200

	ENGINEERING/R&D SERVICES - 2.17%
37,000	ABB, Ltd. (ADR)	1,047,840

	FINANCE - LEASING COMPANIES - 0.90%
6,000	ORIX Corp. (ADR)	432,780

	FOOD - MISCELLANEOUS/DIVERSIFIED - 2.38%
82,000	Groupe Danone (ADR) (B)	1,152,420

	IMPORT/EXPORT - 6.03%
15,500	Marubeni Corp. (ADR) (B)	1,296,967
24,500	Mitsubishi Corp. (ADR) (B)	1,617,848

		2,914,815

	MACHINERY - CONSTRUCTION & MINING - 2.58%
35,000	Atlas Copco AB (ADR) (B)	466,931
7,000	Komatsu, Ltd. (ADR) (B)	781,849

		1,248,780

	MEDICAL PRODUCTS - 1.70%
15,000	Smith & Nephew plc (ADR)	821,250

	MEDICAL - DRUGS - 2.18%
16,000	Novo Nordisk A/S (ADR)	1,056,000

	METAL - DIVERSIFIED - 7.06%
37,300	MMC Norilsk Nickel (ADR) (B)	939,960
5,000	Rio Tinto plc (ADR)	2,475,000

		3,414,960

	MULTI-LINE INSURANCE - 1.83%
30,000	AXA S.A.(ADR)	882,600

	OIL COMPANIES - EXPLORATION & PRODUCTION - 4.19%
26,200	Nexen, Inc.	1,041,450
17,000	OAO Gazprom (ADR) (B)	984,300

		2,025,750

	OIL COMPANIES - INTEGRATED - 9.51%
30,000	Petroleo Brasileiro S.A. (ADR)	1,738,500
26,068	StatoilHydro ASA (ADR)	974,422
22,100	Total S.A. (ADR)	1,884,467

		4,597,389

	OIL - FIELD SERVICES - 1.93%
42,000	Acergy S.A. (ADR)	934,920

	REAL ESTATE OPERATIONS/DEVELOPMENT - 1.12%
40,000	Sun Hung Kai Properties, Ltd. (ADR) (B)	542,740

The accompanying notes are an integral part of these financial statements.

Timothy Plan International Fund [98]

INTERNATIONAL FUND

SCHEDULE OF INVESTMENTS

As of June 30, 2008 - (Unaudited)

COMMON STOCKS - 94.83% (continued)

number of shares		market value
	SILVER MINING - 1.97%
65,000	Silver Wheaton Corp. *	$952,250

	TELECOMMUNICATION SERVICES - 4.59%
34,000	Chunghwa Telecom Co., Ltd. (ADR)	862,580
51,000	Singapore Telecommunications, Ltd. (ADR) (B)	1,358,849

		2,221,429

	TELEPHONE - INTEGRATED - 4.31%
12,000	Philippine Long Distance Telephone Co. (ADR)	641,040
18,100	Telefonica S.A. (ADR)	1,440,398

		2,081,438

	Total Common Stocks (cost $42,575,986)	45,849,676

SHORT TERM INVESTMENTS - 5.67%

number of shares		market value
2,740,894	Timothy Plan Money Market Fund, 1.53% (A)(C)	$2,740,894

	Total Short Term Investments (cost $2,740,894)	2,740,894

	TOTAL INVESTMENTS (cost $45,316,880) - 100.50%	$48,590,570

	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.50)%	(241,781)

	NET ASSETS - 100.00%	$48,348,789

(ADR)	American Depositary Receipt.
*	Non-income producing securities.
(A)	Variable rate security; the rate shown represents the yield at June 30, 2008.
(B)	Securities are priced using an evaluated bid provided by an independent pricing source, which is based on the Fund’s Good Faith Pricing Guidelines.

Such values are approved by the Board of Trustees. The total value of such securities at June 30, 2008 is $18,722,208, which represents 38% of net assets.

(C)	Affiliated fund.

The accompanying notes are an integral part of these financial statements.

Timothy Plan International Fund [99]

INTERNATIONAL FUND

DIVERSIFICATION OF ASSETS

Country	percentage of net assets
Japan	13.68%
United Kingdom	13.33%
France	9.57%
Singapore	7.93%
Canada	6.90%
Spain	5.61%
Brazil	5.38%
Germany	4.18%
Russia	3.98%
Hong Kong	3.44%
Denmark	2.78%
Switzerland	2.17%
Norway	2.02%
Luxembourg	1.93%
Taiwan	1.78%
Italy	1.70%
Turkey	1.68%
Austria	1.58%
Mexico	1.42%
Philippines	1.33%
Sweden	0.97%
Australia	0.84%
Netherlands	0.63%

Total	94.83%
Money Market Securities	5.67%
Liablilities in excess of other assets	(0.50)%

Grand Total	100.00%

The accompanying notes are an integral part of these financial statements.

Timothy Plan International Fund [100]

INTERNATIONAL FUND

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2008 - (Unaudited)

ASSETS

amount
Investments in Unaffiliated Securities at Value (cost $42,575,986) [NOTE 1]	$45,849,676
Investments in Affiliated Securities at Value (cost $2,740,894) [NOTE 1]	2,740,894
Receivables for:
Fund Shares Sold	254,253
Interest	3,267
Dividends	80,918
Prepaid Expenses	20,147

Total Assets	$48,949,155

LIABILITIES

amount
Payable for Investments Purchased	$262,447
Payable for Fund Shares Redeemed	258,538
Accrued Advisory Fees	44,280
Accrued 12b-1 Fees Class A	9,563
Accrued 12b-1 Fees Class C	1,437
Accrued Expenses	24,101

Total Liabilities	$600,366

NET ASSETS

amount
Class A Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 4,465,820 shares outstanding)	$46,627,513
Net Asset Value and Redemption Price Per Class A Share ($46,627,513 / 4,465,820 shares)	$10.44
Offering Price Per Share ($10.44 / 0.945)	$11.05
Class C Shares:
Net Assets (unlimited shares of $0.001 par beneficial interest authorized; 165,952 shares outstanding)	$1,721,276
Net Asset Value and Offering Price Per Class C Share ($1,721,276 / 165,952 shares)	$10.37
Minimum Redemption Price Per Share ($10.37 * 0.99)	$10.27

Net Assets	$48,348,789

SOURCES OF NET ASSETS

amount
At June 30, 2008, Net Assets Consisted of:
Paid-in Capital	$46,595,573
Accumulated Undistributed Net Investment Income (Loss)	333,992
Accumulated Net Realized Gain (Loss) on Investments	(1,854,466)
Net Unrealized Appreciation (Depreciation) in Value of Investments	3,273,690

Net Assets	$48,348,789

The accompanying notes are an integral part of these financial statements.

Timothy Plan International Fund [101]

INTERNATIONAL FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2008 - (Unaudited)

INVESTMENT INCOME

amount
Interest on Affiliated Investments	$23,585
Dividends (net of foreign withholding taxes of $10,220)	671,556

Total Investment Income	695,141

EXPENSES

amount
Investment Advisory Fees [NOTE 3]	225,052
12b-1 Fees (Class A = $54,340, Class C = $7,692) [NOTE 3]	62,032
Fund Accounting, Transfer Agency, & Administration Fees	38,202
Registration Fees	14,420
Audit Fees	5,718
Miscellaneous Expense	4,624
Custodian Fees	4,475
Printing Expense	3,120
CCO Fees	1,950
Trustee Fees	1,234
Legal Expense	938

Total Net Expenses	361,765

Net Investment Income (Loss)	333,376

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

amount
Net Realized (Loss) on Unaffiliated Investments	(1,244,703)
Change in Unrealized Appreciation/Depreciation of Investments	(1,167,225)

Net Realized and Unrealized Gain (Loss) on Investments	(2,411,928)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(2,078,552)

The accompanying notes are an integral part of these financial statements.

Timothy Plan International Fund [102]

INTERNATIONAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	six months ended 6/30/08 (unaudited)	period ended 12/31/07 (A)
Operations:
Net Investment Income (Loss)	$333,376	$142,508
Net Realized (Loss) on Investments	(1,244,703)	(609,763)
Change in Unrealized Appreciation/Depreciation of Investments	(1,167,225)	4,440,915

Net Increase (Decrease) in Net Assets (resulting from operations)	(2,078,552)	3,973,660

Distributions to Shareholders From:
Net Investment Income:
Class A	—	(141,809)
Class C	—	(83)

Total Distributions	—	(141,892)

Capital Share Transactions:
Proceeds from Shares Sold:
Class A	10,177,262	43,574,309
Class C	617,090	1,298,293
Dividends Reinvested:
Class A	—	134,123
Class C	—	74
Cost of Shares Redeemed:
Class A	(3,834,679)	(5,166,189)
Class C	(148,583)	(56,127)

Net Increase (Decrease) in Net Assets (resulting from capital share transactions)	6,811,090	39,784,483

Total Increase (Decrease) in Net Assets	4,732,538	43,616,251

Net Assets:
Beginning of period	43,616,251	—

End of period	$48,348,789	$43,616,251

Accumulated Undistributed Net Investment Income	$333,992	$616

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold:
Class A	988,857	4,303,658
Class C	60,090	125,260
Shares Reinvested:
Class A	—	12,642
Class C	—	7
Shares Redeemed:
Class A	(366,984)	(472,353)
Class C	(14,249)	(5,156)

Net Increase (Decrease) in Number of Shares Outstanding	667,714	3,964,058

(A)	For the period May 3, 2007 (Commencement of operations) through December 31, 2007.

The accompanying notes are an integral part of these financial statements.

Timothy Plan International Fund [103]

INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

INTERNATIONAL FUND - CLASS A SHARES

	six months ended 6/30/08 (unaudited)		period ended 12/31/07 (A)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$11.00		$10.00

Income from Investment Operations:
Net Investment Income (Loss)	0.07		0.04
Net Realized and Unrealized Gain (Loss) on Investments	(0.63)		1.00

Total from Investment Operations	(0.56)		1.04

Less Distributions:
Dividends from Net Investment Income	—		(0.04)

Total Distributions	—		(0.04)

Net Asset Value at End of Period	$10.44		$11.00

Total Return (B) (C)	(5.09	)%(D)	10.39	%(D)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$46,628		$42,298

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.58	%(E)	1.69	%(E)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.58	%(E)	1.69	%(E)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.50	%(E)	0.58	%(E)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	1.50	%(E)	0.58	%(E)

Portfolio Turnover	10.07%		13.18%

(A)	For the period May 3, 2007 (Commencement of operations) through December 31, 2007.
(B)	Total return calculation does not reflect sales load.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(D)	For periods of less than one full year, total return is not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan International Fund [104]

INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

INTERNATIONAL FUND - CLASS C SHARES

	six months ended 6/30/08 (unaudited)		period ended 12/31/07(A)
Per Share Operating Performance:
Net Asset Value at Beginning of Period	$10.97		$10.00

Income from Investment Operations:
Net Investment Income (Loss)	0.05		(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	(0.65)		0.99

Total from Investment Operations	(0.60)		0.97

Less Distributions:
Dividends from Net Investment Income	—		—	*

Total Distributions	—		—

Net Asset Value at End of Period	$10.37		$10.97

Total Return (B)(C)	(5.47	)%(D)	9.71	%(D)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$1,721		$1,318

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.33	%(E)	2.48	%(E)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	2.33	%(E)	2.48	%(E)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver/Recoupment of Expenses by Adviser	0.90	%(E)	(0.44	)%(E)
After Reimbursement and Waiver/Recoupment of Expenses by Adviser	0.90	%(E)	(0.44	)%(E)

Portfolio Turnover	10.07%		13.18%

*	Distributions amounted to less than 0.01 per share
(A)	For the period May 3, 2007 (Commencement of operations) through December 31, 2007.
(B)	Total return calculation does not reflect redemption fee.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(D)	For periods of less than one full year, total return is not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan International Fund [105]

NOTES TO FINANCIAL STATEMENTS

June 30, 2008 – (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Note 1 – Significant Accounting Policies

The Timothy Plan (the “Trust”) is organized as a series of a Delaware business trust pursuant to a trust agreement dated December 16, 1993. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. The Trust currently consists of twelve series. These financial statements include the following ten series: Timothy Plan Aggressive Growth Fund, Timothy Plan Conservative Growth Fund, Timothy Plan Fixed Income Fund, Timothy Plan High Yield Bond Fund, Timothy Plan International Fund, Timothy Plan Small Cap Value Fund, Timothy Plan Large/Mid Cap Growth Fund, Timothy Plan Large/Mid Cap Value Fund, Timothy Plan Money Market Fund and Timothy Plan Strategic Growth Fund (“the Funds”).

The Timothy Plan Aggressive Growth Fund’s investment objective is long-term growth of capital. The Fund seeks to achieve its investment objective by normally investing at least 80% of the Fund’s total assets in U.S. common stocks without regard to market capitalizations and investing in the securities of a limited number of companies which the Fund’s Adviser believes show a high probability for superior growth.

The Timothy Plan Conservative Growth Fund seeks to generate moderate levels of long-term capital growth with a secondary objective of current income. The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in the following Funds which are other series of the Trust: approximately 5%-15% of its net assets in the Timothy Plan Small Cap Value Fund; approximately 15%-25% of its net assets in the Timothy Plan Large/Mid Cap Value Fund; approximately 5%-15% of its net assets in the Timothy Plan Large/Mid Cap Growth Fund; approximately 0-10% of its net assets in the Timothy Plan Aggressive Growth Fund; approximately 5-15% in the Timothy Plan High Yield Bond Fund; approximately 10-20% of its net assets in the Timothy Plan International Fund; and approximately 20%-40% in the Timothy Plan Fixed Income Fund. The Fund may also invest in the Timothy Plan Money Market Fund.

The Timothy Plan Fixed Income Fund seeks to generate a high level of current income consistent with prudent investment risk. To achieve its investment objective, the Fund normally invests in a diversified portfolio of debt securities. These include corporate bonds, U.S. Government and agency securities, convertible securities and preferred securities. The Fund will generally only purchase high quality securities.

The Timothy Plan High Yield Bond Fund’s investment objective is to generate a high level of current income. To achieve its investment objective, the Fund normally invests in a diversified portfolio of debt securities. These include corporate bonds, U.S. Government and agency securities, convertible securities and preferred securities. The Fund will generally purchase securities that are not investment grade, meaning securities with a rating of “BBB” or lower as rated by Standard and Poor’s or a comparable rating by another nationally recognized rating agency.

The Timothy Plan International Fund’s investment objective is long-term growth of capital. The Fund seeks to achieve its investment objective by normally investing at least 80% of the Fund’s total assets in the common stock and similar securities of foreign companies through the purchase of American Depository Receipts (ADR’s) without regard to market capitalization, investing its assets in the ADR’s of companies which the Fund’s investment manager believes show a high probability for superior growth, and allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

The Timothy Plan Small Cap Value Fund’s primary objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by primarily investing at least 80% of its assets in U.S. common stocks whose market capitalization is generally less than $2 billion.

The Timothy Plan Large/Mid Cap Growth Fund’s investment objective is long-term growth of capital. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective. The Fund seeks to achieve its investment objective by normally investing at least 80% of the Fund’s total assets in U.S. common stocks with market capitalizations in excess of $2 billion.

Timothy Plan Notes to Financial Statements [106]

NOTES TO FINANCIAL STATEMENTS

June 30, 2008 – (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

The Timothy Plan Large/Mid Cap Value Fund’s investment objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by primarily investing in U.S. common stocks. The Fund will invest at least 80% of its assets in the common stock of companies whose total market capitalization generally exceeds $2 billion.

The Timothy Plan Money Market Fund seeks to generate a high level of current income consistent with the preservation of capital. To achieve its investment objective, the Fund normally invests in short-term debt instruments, such as obligations of the U.S. Government and its agencies, certificates of deposit, banker’s acceptances, commercial paper and short-term corporate notes.

The Timothy Plan Strategic Growth Fund seeks to generate medium to high levels of long-term capital growth. The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in the following Funds which are other series of the Trust: approximately 10%-15% of its net assets in the Timothy Plan Small Cap Value Fund; approximately 15%-25% of its net assets in the Timothy Plan Large/Mid Cap Value Fund; approximately 15%-25% of its net assets in the Timothy Plan Large/Mid Cap Growth Fund; approximately 0-20% of its net assets in the Timothy Plan High Yield Bond Fund; approximately 20-30% of its net assets in the Timothy International Fund; and approximately 10%-15% in the Timothy Plan Aggressive Growth Fund. The Fund may also invest in the Timothy Plan Money Market Fund.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. Security Valuation

Investments in securities traded on a national securities exchange are valued at the NASDAQ official closing price on the last business day of the period. Fixed income securities are valued by a pricing service when the Adviser believes such prices are accurate and reflect the fair market value of such securities. Securities for which quotations are not readily available, or the Adviser feels the price provided by the pricing service does not accurately reflect the fair market value of the securities, are valued at fair market value as determined in good faith by each Fund’s investment manager, in conformity with guidelines adopted by and subject to the review and supervision of the Board of Trustees (the “Board”). Short-term obligations with remaining maturities of 60 days or less are valued at cost plus accrued interest, which the Board has determined approximates market value.

The Funds generally determine the total value of each Class of its shares by using market prices for the securities comprising its portfolio. Securities for which quotations are not available and any other assets are valued at fair market value as determined in good faith by each Fund’s investment manager, in conformity with guidelines adopted by and subject to the review and supervision of the Board of Trustees.

Investment securities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Timothy Plan Notes to Financial Statements [107]

NOTES TO FINANCIAL STATEMENTS

June 30, 2008 – (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

The Timothy Plan Money Market Fund uses the amortized cost method to compute its NAV. This means that securities purchased by the Fund are not marked to market. Instead, any premium paid or discount realized will be amortized or accrued over the life of the security and credited/debited daily against the total assets of the Fund. This also means that, under most circumstances, the Money Market Fund will not sell securities prior to maturity date except to satisfy redemption requests.

The Board has delegated to the Adviser and/or Sub-Advisers responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the Adviser or Sub-Adviser will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances. The Adviser must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing. The Trust has adopted written policies and procedures to guide the Adviser and Sub-Advisers with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

The Funds generally invest the vast majority of their assets in frequently traded exchange listed securities of domestic issuers with relatively liquid markets and calculate their NAV as of the time those exchanges close. The Funds typically do not invest in securities on foreign exchanges or in illiquid or restricted securities. Accordingly, there may be very limited circumstances under which any Fund would hold securities that would need to be fair value priced, except in the International Fund where a portion of the ADRs are considered fair valued. They are priced using the evaluated bid price provided by the pricing service.

The Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

Timothy Plan Notes to Financial Statements [108]

NOTES TO FINANCIAL STATEMENTS

June 30, 2008 – (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

The following is a summary of the inputs used to value the Timothy Plan Small Cap Value Fund’s assets as of June 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Quoted Prices in Active Markets	$74,504,752	$—
Level 2 – Other Significant Observable Inputs	$—	$—
Level 3 – Significant Unobservable Inputs	$—	$—

Total	$74,504,752	$—

*	Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Timothy Plan Small Cap Value Fund did not hold any assets at any time during the six months ended June 30, 2008 in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

The following is a summary of the inputs used to value the Timothy Plan Large/Mid Cap Value Fund’s assets as of June 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Quoted Prices in Active Markets	$127,692,451	$—
Level 2 – Other Significant Observable Inputs	$—	$—
Level 3 – Significant Unobservable Inputs	$—	$—

Total	$127,692,451	$—

*	Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Timothy Plan Large/Mid Cap Value Fund did not hold any assets at any time during the six months ended June 30, 2008 in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

The following is a summary of the inputs used to value the Timothy Plan Fixed Income Fund’s assets as of June 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Quoted Prices in Active Markets	$1,665,513	$—
Level 2 – Other Significant Observable Inputs	$48,158,945	$—
Level 3 – Significant Unobservable Inputs	$—	$—

Total	$49,824,458	$—

*	Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Timothy Plan Fixed Income Fund did not hold any assets at any time during the six months ended June 30, 2008 in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

Timothy Plan Notes to Financial Statements [109]

NOTES TO FINANCIAL STATEMENTS

June 30, 2008 – (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

The following is a summary of the inputs used to value the Timothy Plan Aggressive Growth Fund’s assets as of June 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Quoted Prices in Active Markets	$27,285,074	$—
Level 2 – Other Significant Observable Inputs	$—	$—
Level 3 – Significant Unobservable Inputs	$—	$—

Total	$27,285,074	$—

*	Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Timothy Plan Aggressive Growth Fund did not hold any assets at any time during the six months ended June 30, 2008 in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

The following is a summary of the inputs used to value the Timothy Plan Large/Mid Cap Growth Fund’s assets as of June 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Quoted Prices in Active Markets	$51,237,227	$—
Level 2 – Other Significant Observable Inputs	$—	$—
Level 3 – Significant Unobservable Inputs	$—	$—

Total	$51,237,227	$—

*	Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Timothy Plan Large/Mid Cap Growth Fund did not hold any assets at any time during the six months ended June 30, 2008 in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

The following is a summary of the inputs used to value the Timothy Plan Strategic Growth Fund’s assets as of June 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Quoted Prices in Active Markets	$64,281,503	$—
Level 2 – Other Significant Observable Inputs	$—	$—
Level 3 – Significant Unobservable Inputs	$—	$—

Total	$64,281,503	$—

*	Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Timothy Plan Strategic Growth Fund did not hold any assets at any time during the six months ended June 30, 2008 in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

Timothy Plan Notes to Financial Statements [110]

NOTES TO FINANCIAL STATEMENTS

June 30, 2008 - (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

The following is a summary of the inputs used to value the Timothy Plan Conservative Growth Fund’s assets as of June 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Quoted Prices in Active Markets	$54,376,057	$—
Level 2 – Other Significant Observable Inputs	$—	$—
Level 3 – Significant Unobservable Inputs	$—	$—

Total	$54,376,057	$—

*	Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Timothy Plan Conservative Growth Fund did not hold any assets at any time during the six months ended June 30, 2008 in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

The following is a summary of the inputs used to value the Timothy Plan Money Market Fund’s assets as of June 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Quoted Prices in Active Markets	$1,997,506	$—
Level 2 – Other Significant Observable Inputs	$28,652,324	$—
Level 3 – Significant Unobservable Inputs	$—	$—

Total	$30,649,830	$—

*	Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Timothy Plan Money Market Fund did not hold any assets at any time during the six months ended June 30, 2008 in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

The following is a summary of the inputs used to value the Timothy Plan International Fund’s assets as of June 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Quoted Prices in Active Markets	$29,868,362	$—
Level 2 – Other Significant Observable Inputs	$18,722,208	$—
Level 3 – Significant Unobservable Inputs	$—	$—

Total	$48,590,570	$—

*	Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Timothy Plan International Fund did not hold any assets at any time during the six months ended June 30, 2008 in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

Timothy Plan Notes to Financial Statements [111]

NOTES TO FINANCIAL STATEMENTS

June 30, 2008 - (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

The following is a summary of the inputs used to value the Timothy Plan High Yield Bond Fund’s assets as of June 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments (i.e., off-balance sheet items)*
Level 1 – Quoted Prices in Active Markets	$138,213	$—
Level 2 – Other Significant Observable Inputs	$19,057,847	$—
Level 3 – Significant Unobservable Inputs	$—	$—

Total	$19,196,060	$—

*	Other financial instruments include futures, forwards, and swap contracts.

FAS 157 requires a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value. The Timothy Plan High Yield Bond Fund did not hold any assets at any time during the six months ended June 30, 2008 in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation is included for this reporting period.

In March 2008, FASB issued the Statement on Financial Accounting Standards (SFAS) No. 161, Disclosures about Derivative Instruments and Hedging Activities. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effect on the Funds financial positions, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds’ financial statements and related disclosures.

B. Investment Income and Securities Transactions

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date. Interest income and expenses are recognized on an accrual basis. The Timothy Plan Small Cap Value Fund, Timothy Plan Large/Mid Cap Value Fund, Timothy Plan Aggressive Growth Fund and the Timothy Plan Large/Mid Cap Growth Fund have made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations. It is common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

C. Net Asset Value Per Share

Net asset value per share of the capital stock of the Funds is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding. Net Asset Value is calculated separately for each class of the following Funds, Timothy Plan Aggressive Growth Fund, Timothy Plan Conservative Growth Fund, Timothy Plan Fixed Income Fund, Timothy Plan High Yield Bond Fund, Timothy Plan International Fund, Timothy Plan Small Cap Value Fund, Timothy Plan Large/Mid Cap Growth Fund, Timothy Plan Large/Mid Cap Value Fund, and Timothy Plan Strategic Growth Fund. The asset value of the classes may differ because of different fees and expenses charged to each class.

D. Expenses

Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or another appropriate basis (as determined by the Board).

E. Classes

There are three Classes of shares currently offered by the Trust; Class A shares are offered with a front-end sales charge and ongoing service/distribution fees; Class C shares are offered with a contingent deferred sales charge (“CDSC”) that ends after the first year and ongoing service and distribution fees; No-Load shares are offered without sales charges or ongoing service/distribution fees (The Timothy Plan Money Market Fund only). The Trust previously has offered Class B

Timothy Plan Notes to Financial Statements [112]

NOTES TO FINANCIAL STATEMENTS

June 30, 2008 - (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

shares to the public, which contain a contingent deferred sales charge that declines to zero over a period of years and are subject to an ongoing service/distribution fee. Sales of Class B shares to new shareholders were suspended by the Board during their meeting on February 27, 2004, with the suspension effective May, 2004. The amount of the CDSC fee varies depending on the number of years Class B shares for each Fund is held, except for the Money Market Fund, International Fund and High Yield Bond Fund which do not offer Class B shares. The following CDSC fees apply:

Redemption Within:	Percentage
First Year	5%
Second Year	4%
Third Year	3%
Fourth Year	2%
Fifth Year	1%
Sixth Year & thereafter	None

Since Class B shares have not been offered since 2004, the maximum CDSC fee charged as of June 30, 2008 would be 2%.

Class B shares automatically convert to Class A shares once the economic equivalent of the highest front-end sales charge paid at time of purchase has been received by a Fund, in the form of Rule 12b-1 distribution fees, paid by all Class B shares owned by an investor.

Class specific expenses are borne by each specific class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

F. Use of Estimates

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

G. Federal Income Taxes

It is the policy of each Fund to continue to comply with all requirements under subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Effective June 29, 2007, the Funds adopted the provisions of Financial Accounting Standards Board Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes, a clarification of FASB Statement No. 109, Accounting for Income Taxes. FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. FIN 48 was applied to all open tax years as of the effective date. The adoption of FIN 48 had no impact on the Funds’ net assets or results of operations.

As of and during the six months ended June 30, 2008, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the six months, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2004.

H. Distributions to Shareholders

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax

Timothy Plan Notes to Financial Statements [113]

NOTES TO FINANCIAL STATEMENTS

June 30, 2008 - (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Funds.

Note 2 – Purchases and Sales of Securities

The following is a summary of the cost of purchases and proceeds from the sale of securities, other than short-term investments, for the six months ended June 30, 2008:

	PURCHASES		SALES
Funds	U.S. Gov’t Obligations	Other	U.S. Gov’t Obligations	Other
Aggressive Growth Fund	$—	$45,433,126	$—	$34,505,899
Conservative Growth Fund	$—	$7,007,888	$—	$4,743,193
Fixed Income Fund	$11,430,558	$1,009,450	$5,688,967	$3,444,671
High Yield Bond Fund	$—	$3,311,540	$—	$1,994,755
International Fund	$—	$10,273,279	$—	$4,367,984
Large/Mid Cap Growth Fund	$—	$59,404,999	$—	$56,617,357
Large/Mid Cap Value Fund	$—	$44,975,931	$—	$31,700,575
Small Cap Value Fund	$—	$38,041,991	$—	$31,356,614
Strategic Growth Fund	$—	$4,964,574	$—	$3,749,116

Note 3 – Investment Management Fee and Other Transactions with Affiliates

Timothy Partners, LTD., (“TPL”) is the investment adviser for the Funds pursuant to an investment advisory agreement (the “Agreement”) that was renewed by the Board on February 29, 2008. TPL supervises the investment of the assets of each Fund in accordance with the objectives, policies and restrictions of the Trust. Under the terms of the Agreement, as amended, TPL receives a fee, accrued daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the Timothy Plan International Fund; 0.85% of the average daily net assets of the Timothy Plan Aggressive Growth, Timothy Plan Small Cap Value, Timothy Plan Large/Mid Cap Growth, and Timothy Plan Large/Mid Cap Value Funds; 0.60% of the average daily net assets of the Timothy Plan Fixed Income, the Timothy Plan High Yield Bond and Timothy Plan Money Market Funds; and 0.65% of the average daily net assets of the Timothy Plan Conservative Growth and Timothy Plan Strategic Growth Funds. TPL has voluntarily agreed to reduce the fee it receives from Timothy Plan Fixed Income and Timothy Plan Money Market to 0.45% and 0.40%, respectively. Such voluntary fee reduction may be authorized by TPL at any time, but such action shall not obligate TPL to waive any fees in the near future. An officer and trustee of the Funds is also an officer and owner of the Adviser. TPL has contractually agreed to reduce fees payable to it by certain Funds and reimburse other expenses to the extent necessary to limit those Funds’ aggregate annual operating expenses, excluding brokerage commissions and other portfolio transaction expenses, interest, taxes, capital expenditures and extraordinary expenses to the specified percentages listed below for the share classes as indicated:

Funds	Class A	Class B	Class C
High Yield Bond Fund	1.35%	N/A	2.10%
International Fund	1.75%	N/A	2.50%
Money Market Fund*	0.85%	N/A	N/A

*	The Timothy Plan Money Market Fund was able to incur recoupment expenses as a result of previous waiver/recoupment agreements.

Timothy Plan Notes to Financial Statements [114]

NOTES TO FINANCIAL STATEMENTS

June 30, 2008 - (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

The agreements to waive and reimburse expenses were effective through April 30, 2008 for the Timothy Plan High Yield Bond and the Timothy Plan International Funds. The Timothy Plan High Yield Bond Fund and the Timothy Plan International Fund have agreed to repay waived expenses within the following three years provided the Funds are able to effect such reimbursements and remain in compliance with applicable expense limitations. As of December 31, 2007, the Adviser can no longer recoup $33,178 of reimbursed expenses from the Timothy Plan Money Market Fund due to a voluntary waiver.

For the six months ended June 30, 2008, TPL waived and reimbursed the Funds or received recoupment from the Funds as follows:

Funds	Waivers and Reimbursements (recoupments)
Fixed Income Fund	$38,892
High Yield Bond Fund	$(3,440)
Money Market Fund	$31,507

At December 31, 2007, the Adviser may recapture a portion of the reimbursed amounts no later than the dates as stated below:

	DECEMBER 31,
Funds	2008	2009	2010
High Yield Bond Fund	$—	$—	$12,185
Money Market Fund	$21,956	$21,997	$—

The Timothy Plan Aggressive Growth, Timothy Plan Fixed Income, Timothy Plan High Yield Bond, Timothy Plan International Fund, Timothy Plan Large/Mid Cap Growth, Timothy Plan Large/Mid Cap Value, and Timothy Plan Small Cap Value Funds have adopted shareholder services plans (the “Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plans provide that the Funds will pay TPL or others for expenses that relate to the promotion or distribution of shares. Under the Class A Plan, the Funds will pay TPL a fee at an annual rate of 0.25%, payable monthly, of the average daily net assets attributable to such class of shares. Under the Class B and C Plans, the Funds will pay TPL a fee at an annual rate of 1.00%, payable monthly, of which, 0.25% may be a service fee and 0.75% may be payable to outside broker/dealers, of the average daily net assets attributable to such class of shares.

The Timothy Plan Conservative Growth and Timothy Plan Strategic Growth Funds have adopted shareholder services plans (the “Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plans provide that the Funds will pay TPL or others for expenses that relate to the promotion or distribution of shares. Class A shares of the Funds do not impose a service fee. Under the Class B and C Plans, the Fund will pay TPL a fee at an annual rate of 0.75%, payable monthly to outside broker/dealers, of the average daily net assets attributable to such class of shares. For the six months ended June 30, 2008, the Funds paid TPL under the terms of the Plans as follows:

Timothy Plan Notes to Financial Statements [115]

NOTES TO FINANCIAL STATEMENTS

June 30, 2008 - (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Funds	12b-1 Fees
Aggressive Growth Fund	$44,840
Conservative Growth Fund	$61,605
Fixed Income Fund	$81,852
High Yield Bond Fund	$26,229
International Fund	$62,032
Large/Mid Cap Growth Fund	$83,446
Large/Mid Cap Value Fund	$220,178
Small Cap Value Fund	$137,157
Strategic Growth Fund	$84,127

TPL also serves as the principal underwriter of the Funds’ shares. An officer and trustee of the Funds is also an officer of the principal underwriter. For the six months ended June 30, 2008, TPL received sales charges deducted from the proceeds of sales of Class A capital shares and CDSC fees deducted from the redemption of Class B and C capital shares as follows:

Funds	Sales Charges	CDSC Fees
Aggressive Growth Fund	$2,031	$253
Conservative Growth Fund	$18,225	$2,895
Fixed Income Fund	$9,898	$1,321
High Yield Bond Fund	$859	$320
International Fund	$7,348	$220
Large/Mid Cap Growth Fund	$4,676	$924
Large/Mid Cap Value Fund	$26,608	$2,264
Small Cap Value Fund	$6,851	$1,994
Strategic Growth Fund	$14,533	$2,135

Note 4 – Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund under Section 2(a) 9 of the Investment Company Act of 1940. As of June 30, 2008, the following shareholders, for the benefit of their customers, may be considered to control the Funds:

% of Fund Owned By:	National Financial Services	Pershing
Strategic Growth Fund, Class B	N/A	25.75%
Large/Mid Cap Growth Fund, Class B	28.50%	N/A

Timothy Plan Notes to Financial Statements [116]

NOTES TO FINANCIAL STATEMENTS

June 30, 2008 - (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Certain Timothy Plan Funds own shares of other Timothy Plan Funds. U.S. Bank, N.A., custodian of the Timothy Plan Funds, holds these shares in omnibus accounts, some of which are controlled by National Financial Services, Inc. The following shows the percentage of each Timothy Plan Fund that is held by U.S. Bank, N.A., as custodian of the Timothy Funds. These accounts can be considered affiliated to the Timothy Plan.

% of Fund Owned By Other Timothy Plan Funds:
Aggressive Growth Fund, Class A	63.21%
Fixed Income Fund, Class A	62.28%
High Yield Bond Fund, Class A	93.85%
International Fund, Class A	77.33%
Large/Mid Cap Growth Fund, Class A	56.68%
Large/Mid Cap Value Fund, Class A	33.93%
Money Market Fund	67.09%
Small Cap Value Fund, Class A	33.55%

Note 5 – Unrealized Appreciation (Depreciation)

At June 30, 2008, for federal income tax purposes, the cost and the composition of gross unrealized appreciation (depreciation) of investment securities is as follows:

Funds	Cost	App	Dep	Net App/Dep
Aggressive Growth Fund	$28,236,174	$1,589,520	$(2,540,620)	$(951,100)
Conservative Growth Fund	$55,952,131	$1,149,944	$(2,726,018)	$(1,576,074)
Fixed Income Fund	$50,469,378	$433,811	$(1,078,731)	$(644,920)
High Yield Bond Fund	$20,736,103	$67,042	$(1,607,085)	$(1,540,043)
International Fund	$45,316,880	$6,235,549	$(2,961,859)	$3,273,690
Large/Mid Cap Growth Fund	$53,357,897	$3,014,189	$(5,134,859)	$(2,120,670)
Large/Mid Cap Value Fund	$118,727,382	$17,286,123	$(8,321,054)	$8,965,069
Money Market Fund	$30,649,830	$—	$—	$—
Small Cap Value Fund	$73,759,531	$6,449,337	$(5,704,116)	$745,221
Strategic Growth Fund	$67,084,183	$1,745,772	$(4,548,452)	$(2,802,680)

Timothy Plan Notes to Financial Statements [117]

NOTES TO FINANCIAL STATEMENTS

June 30, 2008 - (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Note 6 – Distributions to Shareholders

The tax character of distributions paid during 2007 and 2006 were as follows:

	Aggressive Growth Fund	Conservative Growth	Fixed Income Fund	High Yield Bond Fund
2007
Ordinary Income	$—	$818,555	$2,092,303	$694,291
Short-term Capital Gains	—	85,576	—	—
Long-term Capital Gains	2,800,909	6,317,069	—	—

	$2,800,909	$7,221,200	$2,092,303	$694,291

2006
Ordinary Income	$—	$809,541	$1,612,625	$—
Long-term Capital Gains	3,019,668	2,455,208	51,549	—

	$3,019,668	$3,264,749	$1,664,174	$—

As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

	Aggressive Growth Fund	Conservative Growth	Fixed income Fund	High Yield Bond Fund
Undistributed Ordinary Income	$—	$604,935	$—	$10,316
Undistributed Long-term Capital Gains	61,331	1,744,421	—	—
Capital Loss Carryforward	—	—	(646,577)	—
Unrealized Appreciation (Depreciation)	2,293,820	1,509,527	219,560	(885,660)

	$2,355,151	$3,858,883	$(427,017)	$(875,344)

The tax character of distributions paid during 2007 and 2006 were as follows:

	International Fund	Large/Mid Cap Growth Fund	Large/Mid Cap Value Fund	Money Market Fund
2007
Ordinary Income	$141,892	$—	$1,050,778	$1,245,883
Short-term Capital Gains	—	757,225	1,244,931	—
Long-term Capital Gains	—	4,950,780	6,832,904	—

	$141,892	$5,708,005	$9,128,613	$1,245,883

2006
Ordinary Income	$—	$—	$3,478,164	$254,651
Long-term Capital Gains	—	—	3,233,145	—
Return of Capital	—	—	110,567	—

	$—	$—	$6,821,876	$254,651

Timothy Plan Notes to Financial Statements [118]

NOTES TO FINANCIAL STATEMENTS

June 30, 2008 - (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

	International Fund	Large/Mid Cap Growth Fund		Large/Mid Cap Value Fund	Money Market Fund
Undistributed Ordinary Income	$616	$—		$625,991	$572
Undistributed Long-term Capital Gains	—	67,867		678,129	—
Capital Loss Carryforward	(498,385)	(4,673,453	)*	—	—
Unrealized Appreciation (Depreciation)	4,329,537	5,407,841		21,848,237	—

	$3,831,768	$802,255		$23,152,357	$572

*	Following the 2005 acquisition by the Timothy Plan Large/Mid Cap Growth Fund of the NOAH Fund Equity Portfolio, the Timothy Fund acquired all capital loss carryforwards available to the NOAH Fund. In accordance with Section 382 of the Internal Revenue Code, loss limitations were appropriately applied to the available capital loss carryforward. Of the capital losses subject to Section 382, the Fund may only utilize $545,835 in a given year.

The tax character of distributions paid during 2007 and 2006 were as follows:

	Small Cap Value Fund	Strategic Growth Fund
2007
Ordinary Income	$121,858	$452,403
Short-term Capital Gains	5,348,060	—
Long-term Capital Gains	4,995,748	9,489,157

	$10,465,666	$9,941,560

2006
Ordinary Income	$5,924,295	$192,678
Long-term Capital Gains	9,307,725	2,420,216
Return of Capital	—	—

	$15,232,020	$2,612,894

As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

	Small Cap Value Fund	Strategic Growth Fund
Undistributed Ordinary Income	$423,972	$737,500
Undistributed Long-term Capital Gains	—	3,452,151
Capital Loss Carryforward	—	—
Unrealized Appreciation (Depreciation)	1,916,008	1,985,199

	$2,339,980	$6,174,850

Timothy Plan Notes to Financial Statements [119]

NOTES TO FINANCIAL STATEMENTS

June 30, 2008 - (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

The Fixed Income Fund Class A, Class B and Class C Shares paid quarterly income dividends totaling $0.2216 per share or $1,037,934, $0.189 per share or $30,514 and $0.1774 per share or $52,025, respectively, to shareholders during the six-month period of January 1, 2008 to June 30, 2008.

The High Yield Bond Fund Class A and Class C Shares paid quarterly income distributions totaling $0.3073 per share or $649,303 and $0.1991 per share or $6,112, respectively, to shareholders during the six-month period of January 1, 2008 to June 30, 2008.

The Money Market Fund paid monthly income dividends totaling $0.011226 per share or $361,500 to shareholders during the six-month period of January 1, 2008 to June 30, 2008.

Note 7 – Capital Loss Carryforwards

At December 31, 2007, the following capital loss carryforwards are available to offset futures capital gains.

	Loss Carryforward	Year Expiring
Large/Mid Cap Growth Fund*	$2,680,588	2009
	$1,568,160	2010
	$424,705	2011

Fixed Income Fund	$569,273	2014
	$77,304	2015

International Fund	$498,385	2015

*	Please refer to Note 6 for additional information regarding the availability of capital loss carryforwards within the Timothy Plan Large/Mid Cap Growth Fund.

To the extent these loss carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.

In 2007, the following capital loss carryforwards were used to offset net capital gains:

Loss Carryforward
Large/Mid Cap Growth Fund	$784,005

Money Market Fund	$535

Note 8 – Post-October Losses

Under current tax laws, net capital losses incurred after October 31, within a Fund’s fiscal year, are deemed to arise on the first business day of the following fiscal year for tax purposes. For the year ended December 31, 2007, the Funds deferred post-October capital losses of:

Post-October Capital Losses
Aggressive Growth Fund	$55,772

Fixed Income Fund	$18,170

International Fund	$111,378

Large/Mid Cap Growth Fund	$329,606

Small Cap Value Fund	$258,165

Timothy Plan Notes to Financial Statements [120]

DISCLOSURES

June 30, 2008

TIMOTHY PLAN FAMILY OF FUNDS

Board Annual Approval/Renewals of Advisory and Sub-Advisory Agreements (Unaudited)

Timothy Partners, Ltd; Investment Adviser to all Funds

The continuance of the Investment Advisory Agreement (the “IA Agreement”) on behalf of each series of the Trust between the Trust and Timothy Partners, Ltd. (“TPL”) was last approved by the Board, including a majority of the Trustees who are not interested persons of the Trust or any person who is a party to the Agreement, at an in-person meeting held on February 29, 2008. The Trust’s Board of Trustees considered the factors described below prior to approving the IA Agreement. The Trustees, including the Independent Trustees, noted the Adviser’s experience incorporating and implementing the unique, biblically-based management style that is a stated objective as set forth in the Funds’ prospectus.

To further assist the Board in making its determination as to whether the IA Agreement should be renewed, the Board requested and received the following information: a description of TPL’s business and any personnel changes, a description of the compensation received by TPL from the Funds, information relating to the Adviser’s policies and procedures regarding best execution, trade allocation, soft dollars, code of ethics and insider trading, and a description of any material legal proceedings or securities enforcement proceedings regarding TPL or its personnel. In addition, the Board requested and received financial statements of TPL for its fiscal year ended December 31, 2007. The Board also received a report from TPL relating to the fees charged by TPL, both as an aggregate and in relation to fees charged by other advisers to similar funds. The materials prepared by TPL were provided to the Board in advance of the meeting. The Board considered the fees charged by TPL in light of the services provided to the Funds by TPL, the unique nature of the Funds and their moral screening requirements, which are maintained TPL, and TPL’s role as a manager of managers. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by TPL were fair and reasonable in light of the services provided to the Funds. The Board also discussed the nature, extent and quality of TPL’s services to the Funds. In particular, the Board noted with approval TPL’s commitment to maintaining certain targeted expense ratios for the Funds, its efforts in providing comprehensive and consistent moral screens to the investment managers, its efforts in maintaining appropriate oversight of the investment managers to each Fund, and its efforts to maintain ongoing regulatory compliance for the Funds. The Board also discussed TPL’s current fee structure and whether such structure would allow the Funds to realize economies of scale as they grow. The Board noted that TPL currently is paid a flat rate on all Fund assets, and as the Funds grow, that rate structure may need to be revisited and a “breakpoint” structure imposed. However, the Board also noted that TPL had been subsidizing many of the Funds’ operations since their inception at significant expense to TPL, and that any future restructuring of the Advisory Agreement fee rates would be undertaken recognizing the need to insure that the Adviser’s contributions to the Funds were balanced with the interests of the Funds then current shareholders. The Board next considered the investment performance of each Fund and the Adviser’s performance in monitoring the investment managers. The Board generally approved of each Fund’s performance, noting that the Funds invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that the investment managers of each Fund did not succumb to style drift in their management of each Fund’s assets, and that each Fund was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval the Adviser’s ongoing efforts to maintain such consistent investment discipline. The Board also noted with approval that the Adviser’s business was devoted exclusively to serving the Funds, and that the Adviser did not realize any ancillary benefits or profits deriving from its relationship with the Funds. The Board further noted with approval the Adviser’s past activities on monitoring the performance of the Funds’ various investment managers and the promptness and efficiency with which problems were brought to the Board’s attention and responsible remedies proffered and executed. After careful discussion and consideration, the Board, including the separate concurrence of the independent Trustees, unanimously cast an affirmative vote, determined that the renewal of the IA Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the IA Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the IA Agreement renewal.

Timothy Plan Disclosures [121]

DISCLOSURES

June 30, 2008

TIMOTHY PLAN FAMILY OF FUNDS

Barrow, Hanley Mewhinney & Strauss; Sub-Adviser for the Fixed Income and Money Market Funds.

The Sub-Advisory Agreement between the Trust, TPL and Barrow, Hanley Mewhinney & Strauss (“BHW&S”), on behalf of the Timothy Plan Fixed Income and Money Market Funds, was last renewed by the Board at a meeting held for that purpose, among others, on February 29, 2008. The Board considered the following factors in arriving at its conclusions to renew the BHW&S Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by BHW&S in light of the services provided by BHW&S. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by BHW&S and paid out of the fees received by TPL were fair and reasonable in light of the services provided by BHW&S. In reaching that determination, the Board relied on reports describing the fees paid to BHW&S and comparing those fees against fees paid to other investment advisers operating under similar circumstances. The Board also received a report from an independent consulting firm which had conducted its own analysis of fee structures for the Trust. Finally, the Board also heard reports from TPL with respect to its ongoing experiences with recruiting experienced sub-advisers and the fees required to successfully recruit such persons. Next, the Board discussed the nature, extent and quality of BHW&S’s services to each Fund, including the investment performance of the Funds under BHW&S’s investment management. The Board generally approved of BHW&S’s performance, noting that the Funds managed by BHW&S invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that BHW&S did not succumb to “style drift” in its management of each Fund’s assets, and that BHW&S was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval BHW&S’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether BHW&S’s current fee structure would allow the Funds to realize economies of scale as they grow. The Board decided that this particular factor was moot with respect to the BHW&S Sub-Advisory Agreement because BHW&S was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the BHW&S Sub-Advisory Agreement for another one-year period would be in the best interests of the Fund’s shareholders. In approving the renewal of the BHW&S Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the BHW&S Sub-Advisory Agreement renewal.

Westwood Holdings Group; Sub-Adviser to the Large/Mid Cap Value Fund and the Small Cap Value Fund.

The Sub-Advisory Agreement between the Trust, TPL and Westwood Holdings Group (“Westwood”), on behalf of the Timothy Plan Small Cap Value and Large/Mid Cap Value Funds, was last renewed by the Board at a meeting held for that purpose, among others, on February 29, 2008. The Board considered the following factors in arriving at its conclusions to renew the Westwood Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by Westwood in light of the services provided by Westwood. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Westwood and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Westwood. In reaching that determination, the Board relied on reports describing the fees paid to Westwood and comparing those fees against fees paid to other investment advisers operating under similar circumstances. The Board also received a report from an independent consulting firm which had conducted its own analysis of fee structures for the Trust. Finally, the Board also heard reports from TPL with respect to its ongoing experiences with recruiting experienced sub-advisers and the fees required to successfully recruit such persons. Next, the Board discussed the nature, extent and quality of Westwood’s services to each Fund, including the investment performance of the Funds under Westwood’s investment management. The Board generally approved of Westwood’s performance, noting that the Funds managed by Westwood invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that Westwood did not succumb to “style drift” in its management of each Fund’s assets, and that Westwood was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval Westwood’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether Westwood’s current fee structure would allow the Funds to realize economies of scale as they grow. The Board decided that this particular factor was moot with respect to the Westwood Sub-Advisory Agreement because

Timothy Plan Disclosures [122]

DISCLOSURES

June 30, 2008

TIMOTHY PLAN FAMILY OF FUNDS

Westwood was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the Westwood Sub-Advisory Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the Westwood Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Westwood Sub-Advisory Agreement renewal.

Chartwell Investment Partners; Sub-Adviser to the Aggressive Growth Fund and Large/Mid Cap Growth Fund.

On January 1, 2008, Chartwell Investment Partners (“Chartwell”) became sub-adviser to the Timothy Plan Aggressive Growth Fund and the Timothy Plan Large/Mid Cap Growth Fund. Chartwell was approved by the shareholders of each Fund at a meeting of shareholders on December 17, 2007. Information describing the Board and shareholders’ consideration of Chartwell is contained in the proxy materials distributed to shareholders, and those materials are incorporated herein by reference.

N-Q Disclosure & Proxy Procedures (Unaudited)

The SEC has adopted the requirement that all Funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004. For the Timothy Plan Funds this would be for the fiscal quarters ending March 31 and September 30. The Form N-Q filing must be made within 60 days of the end of the quarter. The Timothy Plan Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The Trust has adopted Portfolio Proxy Voting Policies and Procedures under which the Portfolio’s vote proxies related to securities (“portfolio proxies”) held by the Portfolios. A description of the Trust’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Company toll-free at 1-800-846-7526 and (ii) on the SEC’s website at www.sec.gov. In addition, the Funds are required to file Form N-PX, with its complete voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing was due August 31, 2004. The Trust’s current Form N-PX is available (i) without charge, upon request, by calling the Company toll-free at 1-800-846-7526 and (ii) on the SEC’s website at www.sec.gov.

Timothy Plan Disclosures [123]

BOARD OF TRUSTEES

Arthur D. Ally

Joseph E. Boatwright

Rick Copeland

Bill Johnson

Kathryn T. Martinez

John C. Mulder

Charles E. Nelson

Wesley W. Pennington

Scott Preissler

Alan Ross

Mathew D. Staver

David Tolliver

OFFICERS

Arthur D. Ally, President

Joseph E. Boatwright, Secretary

INVESTMENT ADVISER

Timothy Partners, LTD.

1055 Maitland Center Commons

Maitland, FL 32751

DISTRIBUTOR

Timothy Partners, LTD.

1055 Maitland Center Commons

Maitland, FL 32751

TRANSFER AGENT

Unified Fund Services, Inc.

2960 N Meridian Street, Suite 300

Indianapolis, IN 46208

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Parkway, Suite 1100

Westlake, OH 44145-1524

LEGAL COUNSEL

David Jones & Assoc., P.C.

395 Sawdust Road, Suite 2148

The Woodlands, TX 77380

For additional information or a prospectus, please call: 1-800-846-7525

Visit the Timothy Plan web site on the internet at: www.timothyplan.com

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds’ objectives, policies, expenses and other information. Distributed by Timothy Partners, Ltd.

HEADQUARTERS

The Timothy Plan

1055 Maitland Center Commons

Maitland, Florida 32751

(800)846-7526

www.timothyplan.com

invest@timothyplan.com

SHAREHOLDER SERVICES

Unified Fund Services, Inc.

2960 N Meridian Street, Suite 300

Indianapolis, IN 46208

(800) 662-0201

Item 2.	Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3.	Audit Committee Financial Expert. NOT APPLICABLE – disclosed with annual report

Item 4.	Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5.	Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6.	Schedule of Investments. NOT APPLICABLE – schedule filed with Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. NOT APPLICABLE – applies to closed-end funds only

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10.	Submission of Matters to a Vote of Security Holders. The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a)    Based on an evaluation of the registrant’s disclosure controls and procedures as of August 28, 2008, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)    There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Timothy Plan

By*	/s/ Arthur D. Ally
Arthur D. Ally, President

Date     8/28/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By*	/s/ Arthur D. Ally
Arthur D. Ally, President

Date     8/28/2008

By*	/s/ Arthur D. Ally
Arthur D. Ally, Treasurer

Date     8/28/2008